UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21475
RBC Funds Trust
(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Tara Tilbury
50 South Sixth Street, Suite 2350
Minneapolis, MN 55402(Name and address of agent for service)
Registrant's telephone number, including area code:
(612) 376-7132
Date of fiscal year end:
March 31, 2025
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
RBC International Small Cap Equity Fund
Class A / RISSX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Small Cap Equity Fund (Class A/RISSX)	$67	1.24%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Fujikura, Asics and Sanrio contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in M&A Research Institute Holdings, Stabilus and Hexpol were negative contributors to performance.
Fund Performance
Growth of $10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class A/RISSX)— including sales load (5.75%)	25.27%	10.49%(a)
RBC International Small Cap Equity Fund (Class A/RISSX) — excluding sales load	32.88%	14.20%(a)
MSCI ACWI ex USA Net Total Return USD Index	25.35%	14.90%
MSCI ACWI ex USA Small Cap Total Return Net Index	23.25%	14.05%
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,373,611
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Sanrio Co. Ltd.	3.3%
SpareBank 1 SMN	3.0%
Asics Corp.	2.9%
Fujikura Ltd.	2.8%
Cranswick Plc	2.7%
Lotus Bakeries NV	2.5%
TBS Holdings, Inc.	2.4%
International Container Terminal Services, Inc.	2.3%
Barratt Developments Plc	2.2%
Gaztransport Et Technigaz SA	2.2%
Top Ten Countries
Japan	20.5%
United Kingdom	13.7%
Sweden	9.2%
India	8.0%
Norway	6.8%
Taiwan	5.5%
Germany	5.5%
United States	4.4%
France	4.3%
Belgium	3.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC International Small Cap Equity Fund
Class I / RISIX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Small Cap Equity Fund (Class I/RISIX)	$53	0.99%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Fujikura, Asics and Sanrio contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in M&A Research Institute Holdings, Stabilus and Hexpol were negative contributors to performance.
Fund Performance
Growth of $100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class I/RISIX)	33.24%	14.50%(a)
MSCI ACWI ex USA Net Total Return USD Index	25.35%	14.90%
MSCI ACWI ex USA Small Cap Total Return Net Index	23.25%	14.05%
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,373,611
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Sanrio Co. Ltd.	3.3%
SpareBank 1 SMN	3.0%
Asics Corp.	2.9%
Fujikura Ltd.	2.8%
Cranswick Plc	2.7%
Lotus Bakeries NV	2.5%
TBS Holdings, Inc.	2.4%
International Container Terminal Services, Inc.	2.3%
Barratt Developments Plc	2.2%
Gaztransport Et Technigaz SA	2.2%
Top Ten Countries
Japan	20.5%
United Kingdom	13.7%
Sweden	9.2%
India	8.0%
Norway	6.8%
Taiwan	5.5%
Germany	5.5%
United States	4.4%
France	4.3%
Belgium	3.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC International Small Cap Equity Fund
Class R6 / RISRX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC International Small Cap Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Small Cap Equity Fund (Class R6/RISRX)	$50	0.94%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of small companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The Fund currently considers “small companies” to be those within the market capitalization range of the MSCI ACWI ex USA Small Cap Index at the time of initial purchase by the Fund.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Fujikura, Asics and Sanrio contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in M&A Research Institute Holdings, Stabilus and Hexpol were negative contributors to performance.
Fund Performance
Growth of $250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Small Cap Equity Fund (Class R6/RISRX)	33.31%	14.53%(a)
MSCI ACWI ex USA Net Total Return USD Index	25.35%	14.90%
MSCI ACWI ex USA Small Cap Total Return Net Index	23.25%	14.05%
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,373,611
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Sanrio Co. Ltd.	3.3%
SpareBank 1 SMN	3.0%
Asics Corp.	2.9%
Fujikura Ltd.	2.8%
Cranswick Plc	2.7%
Lotus Bakeries NV	2.5%
TBS Holdings, Inc.	2.4%
International Container Terminal Services, Inc.	2.3%
Barratt Developments Plc	2.2%
Gaztransport Et Technigaz SA	2.2%
Top Ten Countries
Japan	20.5%
United Kingdom	13.7%
Sweden	9.2%
India	8.0%
Norway	6.8%
Taiwan	5.5%
Germany	5.5%
United States	4.4%
France	4.3%
Belgium	3.6%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC International Opportunities Fund
Class A / RIOAX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC International Opportunities Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Opportunities Fund (Class A/RIOAX)	$58	1.11%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets, excluding the U.S. The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Naspers, AIA Group and DBS Group Holdings contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Bank Rakyat Indonesia Persero, Oriental Land and Novo Nordisk were negative contributors to performance.
Fund Performance
Growth of $10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC International Opportunities Fund (Class A/RIOAX)— including sales load (5.75%)	13.39%	3.45%	3.68%(a)
RBC International Opportunities Fund (Class A/RIOAX) — excluding sales load	20.32%	4.68%	4.31%(a)
MSCI ACWI ex USA Net Total Return USD Index	25.35%	7.59%	5.42%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,260,471
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
Novo Nordisk A/S	5.5%
AIA Group Ltd.	5.2%
Safran SA	4.8%
ICICI Bank Ltd.	4.6%
Naspers Ltd.	4.4%
DBS Group Holdings Ltd.	4.1%
InterContinental Hotels Group Plc	3.7%
Unilever Plc	3.3%
Anheuser-Busch InBev NV	3.1%
Top Ten Countries
United Kingdom	15.2%
Japan	14.8%
France	8.7%
Taiwan	6.4%
Denmark	5.5%
Hong Kong	5.2%
Switzerland	4.6%
India	4.6%
South Africa	4.4%
Singapore	4.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC International Opportunities Fund
Class I / RIOIX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC International Opportunities Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Opportunities Fund (Class I/RIOIX)	$45	0.86%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets, excluding the U.S. The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Naspers, AIA Group and DBS Group Holdings contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Bank Rakyat Indonesia Persero, Oriental Land and Novo Nordisk were negative contributors to performance.
Fund Performance
Growth of $100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC International Opportunities Fund (Class I/RIOIX)	20.34%	5.11%	4.62%(a)
MSCI ACWI ex USA Net Total Return USD Index	25.35%	7.59%	5.42%
(a)	Commenced operations on December 3, 2014.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,260,471
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
Novo Nordisk A/S	5.5%
AIA Group Ltd.	5.2%
Safran SA	4.8%
ICICI Bank Ltd.	4.6%
Naspers Ltd.	4.4%
DBS Group Holdings Ltd.	4.1%
InterContinental Hotels Group Plc	3.7%
Unilever Plc	3.3%
Anheuser-Busch InBev NV	3.1%
Top Ten Countries
United Kingdom	15.2%
Japan	14.8%
France	8.7%
Taiwan	6.4%
Denmark	5.5%
Hong Kong	5.2%
Switzerland	4.6%
India	4.6%
South Africa	4.4%
Singapore	4.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC International Opportunities Fund
Class R6 / RIORX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC International Opportunities Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Opportunities Fund (Class R6/RIORX)	$40	0.77%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets, excluding the U.S. The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Naspers, AIA Group and DBS Group Holdings contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Bank Rakyat Indonesia Persero, Oriental Land and Novo Nordisk were negative contributors to performance.
Fund Performance
Growth of $250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC International Opportunities Fund (Class R6/RIORX)	20.51%	5.18%	4.68%(a)
MSCI ACWI ex USA Net Total Return USD Index	25.35%	7.59%	5.42%
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,260,471
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	32%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
Novo Nordisk A/S	5.5%
AIA Group Ltd.	5.2%
Safran SA	4.8%
ICICI Bank Ltd.	4.6%
Naspers Ltd.	4.4%
DBS Group Holdings Ltd.	4.1%
InterContinental Hotels Group Plc	3.7%
Unilever Plc	3.3%
Anheuser-Busch InBev NV	3.1%
Top Ten Countries
United Kingdom	15.2%
Japan	14.8%
France	8.7%
Taiwan	6.4%
Denmark	5.5%
Hong Kong	5.2%
Switzerland	4.6%
India	4.6%
South Africa	4.4%
Singapore	4.1%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC International Equity Fund
Class A / RIEAX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Equity Fund (Class A/RIEAX)	$54	1.04%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Hitachi and Taiwan Semiconductor Manufacturing contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Ryanair, Mitsubishi and LVMH Moet Hennessy were negative contributors to performance.
Fund Performance
Growth of $10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Equity Fund (Class A/RIEAX)— including sales load (5.75%)	21.02%	12.09%(a)
RBC International Equity Fund (Class A/RIEAX) — excluding sales load	28.42%	15.85%(a)
MSCI EAFE Total Return Net Index	24.77%	15.25%
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,168,867
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Novo Nordisk A/S	4.1%
Hitachi Ltd.	3.8%
EssilorLuxottica SA	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
ASML Holding NV	2.6%
Mitsubishi Corp.	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Mitsubishi Heavy Industries Ltd.	2.4%
ING Groep NV	2.3%
Top Ten Countries
Japan	21.1%
United Kingdom	17.6%
France	10.6%
Netherlands	8.2%
Australia	7.8%
Switzerland	5.7%
Denmark	5.2%
Ireland	4.1%
Sweden	3.3%
Taiwan	2.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC International Equity Fund
Class I / RIEIX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Equity Fund (Class I/RIEIX)	$41	0.79%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Hitachi and Taiwan Semiconductor Manufacturing contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Ryanair, Mitsubishi and LVMH Moet Hennessy were negative contributors to performance.
Fund Performance
Growth of $100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Equity Fund (Class I/RIEIX)	28.77%	16.15%(a)
MSCI EAFE Total Return Net Index	24.77%	15.25%
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,168,867
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Novo Nordisk A/S	4.1%
Hitachi Ltd.	3.8%
EssilorLuxottica SA	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
ASML Holding NV	2.6%
Mitsubishi Corp.	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Mitsubishi Heavy Industries Ltd.	2.4%
ING Groep NV	2.3%
Top Ten Countries
Japan	21.1%
United Kingdom	17.6%
France	10.6%
Netherlands	8.2%
Australia	7.8%
Switzerland	5.7%
Denmark	5.2%
Ireland	4.1%
Sweden	3.3%
Taiwan	2.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC International Equity Fund
Class R6 / RIERX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC International Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC International Equity Fund (Class R6/RIERX)	$38	0.74%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities of companies located throughout the world, excluding the United States. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in Hitachi and Taiwan Semiconductor Manufacturing contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Ryanair, Mitsubishi and LVMH Moet Hennessy were negative contributors to performance.
Fund Performance
Growth of $250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC International Equity Fund (Class R6/RIERX)	28.83%	16.18%(a)
MSCI EAFE Total Return Net Index	24.77%	15.25%
(a)	Commenced operations on December 14, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$26,168,867
Total number of portfolio holdings	68
Portfolio turnover rate as of the end of the reporting period	14%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Novo Nordisk A/S	4.1%
Hitachi Ltd.	3.8%
EssilorLuxottica SA	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Mitsubishi UFJ Financial Group, Inc.	2.6%
ASML Holding NV	2.6%
Mitsubishi Corp.	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Mitsubishi Heavy Industries Ltd.	2.4%
ING Groep NV	2.3%
Top Ten Countries
Japan	21.1%
United Kingdom	17.6%
France	10.6%
Netherlands	8.2%
Australia	7.8%
Switzerland	5.7%
Denmark	5.2%
Ireland	4.1%
Sweden	3.3%
Taiwan	2.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Global Opportunities Fund
Class A / RGPAX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Opportunities Fund (Class A/RGPAX)	$52	1.00%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in AIA Group, Taiwan Semiconductor Manufacturing and Alphabet contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Valero and Fortive contributed negatively to performance, as did the Fund not owning Apple.
Fund Performance
Growth of $10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Global Opportunities Fund (Class A/RGPAX)— including sales load (5.75%)	23.07%	8.71%	9.26%(a)
RBC Global Opportunities Fund (Class A/RGPAX) — excluding sales load	30.59%	10.01%	9.92%(a)
MSCI ACWI Net Total Return USD Index	31.76%	12.19%	9.32%
(a)
The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$516,819,397
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.6%
UnitedHealth Group, Inc.	4.0%
Safran SA	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
HCA Healthcare, Inc.	3.8%
Home Depot, Inc. (The)	3.6%
Anheuser-Busch InBev NV	3.5%
AIA Group Ltd.	3.3%
CRH Plc	3.3%
NVIDIA Corp.	3.2%
Top Ten Countries
United States	62.0%
United Kingdom	8.4%
France	3.9%
Taiwan	3.8%
Belgium	3.5%
Hong Kong	3.3%
Denmark	2.9%
Switzerland	2.8%
Ireland	2.2%
China	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Global Opportunities Fund
Class I / RGOIX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Opportunities Fund (Class I/RGOIX)	$39	0.75%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in AIA Group, Taiwan Semiconductor Manufacturing and Alphabet contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Valero and Fortive contributed negatively to performance, as did the Fund not owning Apple.
Fund Performance
Growth of $100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Global Opportunities Fund (Class I/RGOIX)	30.92%	10.28%	10.14%(a)
MSCI ACWI Net Total Return USD Index	31.76%	12.19%	9.32%
(a)	Commenced operations on December 3, 2014.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$516,819,397
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.6%
UnitedHealth Group, Inc.	4.0%
Safran SA	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
HCA Healthcare, Inc.	3.8%
Home Depot, Inc. (The)	3.6%
Anheuser-Busch InBev NV	3.5%
AIA Group Ltd.	3.3%
CRH Plc	3.3%
NVIDIA Corp.	3.2%
Top Ten Countries
United States	62.0%
United Kingdom	8.4%
France	3.9%
Taiwan	3.8%
Belgium	3.5%
Hong Kong	3.3%
Denmark	2.9%
Switzerland	2.8%
Ireland	2.2%
China	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Global Opportunities Fund
Class R6 / RGORX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Global Opportunities Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Opportunities Fund (Class R6/RGORX)	$37	0.70%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund will typically invest at least the lesser of (i) 40% of its total assets in the securities of issuers located in countries other than the United States or (ii) an amount of its total assets equal to the approximate percentage of issuers located in countries other than the United States included in the MSCI ACWI Net Total Return USD Index, unless the Sub-Advisor determines, in its sole discretion, that conditions are not favorable. If the Sub-Advisor determines that conditions are not favorable, the Fund may invest under 40% of its total assets in the securities of issuers located outside of the United States, provided that the Fund will not invest less than 30% of its total assets in such securities except for temporary defensive purposes. The Fund will normally invest in equity securities of companies domiciled in at least three countries (one of which may be the United States).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in AIA Group, Taiwan Semiconductor Manufacturing and Alphabet contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Valero and Fortive contributed negatively to performance, as did the Fund not owning Apple.
Fund Performance
Growth of $250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Global Opportunities Fund (Class R6/RGORX)	31.00%	10.35%	10.19%(a)
MSCI ACWI Net Total Return USD Index	31.76%	12.19%	9.32%
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$516,819,397
Total number of portfolio holdings	39
Portfolio turnover rate as of the end of the reporting period	30%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.6%
UnitedHealth Group, Inc.	4.0%
Safran SA	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
HCA Healthcare, Inc.	3.8%
Home Depot, Inc. (The)	3.6%
Anheuser-Busch InBev NV	3.5%
AIA Group Ltd.	3.3%
CRH Plc	3.3%
NVIDIA Corp.	3.2%
Top Ten Countries
United States	62.0%
United Kingdom	8.4%
France	3.9%
Taiwan	3.8%
Belgium	3.5%
Hong Kong	3.3%
Denmark	2.9%
Switzerland	2.8%
Ireland	2.2%
China	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Global Equity Leaders Fund
Class A / RGELX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Global Equity Leaders Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Equity Leaders Fund (Class A/RGELX)	$53	1.00%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in AIA Group, Taiwan Semiconductor Manufacturing and Alphabet contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Valero and Novo Nordisk contributed negatively to performance, as did the Fund not owning Apple.
Fund Performance
Growth of $10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Global Equity Leaders Fund (Class A/RGELX)— including sales load (5.75%)	27.15%	0.64%(a)
RBC Global Equity Leaders Fund (Class A/RGELX) — excluding sales load	34.99%	2.79%(a)
MSCI ACWI Net Total Return USD Index	31.76%	6.91%
(a)	Commenced operations on December 15, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,429,276
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.1%
UnitedHealth Group, Inc.	4.8%
Amazon.com, Inc.	4.7%
Novo Nordisk A/S	4.2%
DBS Group Holdings Ltd.	4.1%
HCA Healthcare, Inc.	4.0%
Safran SA	4.0%
Blackstone, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
Procter & Gamble Co. (The)	3.5%
Top Ten Countries
United States	64.4%
Denmark	4.2%
Singapore	4.1%
France	4.0%
Taiwan	3.5%
Hong Kong	3.4%
Belgium	3.4%
Switzerland	2.7%
Ireland	2.5%
China	2.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Global Equity Leaders Fund
Class I / RGLIX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Global Equity Leaders Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Equity Leaders Fund (Class I/RGLIX)	$39	0.75%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in AIA Group, Taiwan Semiconductor Manufacturing and Alphabet contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Valero and Novo Nordisk contributed negatively to performance, as did the Fund not owning Apple.
Fund Performance
Growth of $100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Global Equity Leaders Fund (Class I/RGLIX)	35.40%	3.05%(a)
MSCI ACWI Net Total Return USD Index	31.76%	6.91%
(a)	Commenced operations on December 15, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,429,276
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.1%
UnitedHealth Group, Inc.	4.8%
Amazon.com, Inc.	4.7%
Novo Nordisk A/S	4.2%
DBS Group Holdings Ltd.	4.1%
HCA Healthcare, Inc.	4.0%
Safran SA	4.0%
Blackstone, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
Procter & Gamble Co. (The)	3.5%
Top Ten Countries
United States	64.4%
Denmark	4.2%
Singapore	4.1%
France	4.0%
Taiwan	3.5%
Hong Kong	3.4%
Belgium	3.4%
Switzerland	2.7%
Ireland	2.5%
China	2.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Global Equity Leaders Fund
Class R6 / RGRLX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Global Equity Leaders Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Global Equity Leaders Fund (Class R6/RGRLX)	$37	0.70%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by primarily investing in equity securities of issuers located throughout the world, including both developed and emerging markets. Under normal circumstances, the Fund aims to achieve its investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in equity securities. The Fund also will, under normal market conditions: (1) invest at least 40% of its assets outside the United States, or if market conditions are not favorable, at least 30% of its assets outside the United States, and (2) hold securities of issuers located in at least three countries.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Positive	The Fund’s positions in AIA Group, Taiwan Semiconductor Manufacturing and Alphabet contributed positively to performance.
Stock Selection	Negative	The Fund’s positions in Valero and Novo Nordisk contributed negatively to performance, as did the Fund not owning Apple.
Fund Performance
Growth of $250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Global Equity Leaders Fund (Class R6/RGRLX)	35.29%	3.09%(a)
MSCI ACWI Net Total Return USD Index	31.76%	6.91%
(a)	Commenced operations on December 15, 2021.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,429,276
Total number of portfolio holdings	33
Portfolio turnover rate as of the end of the reporting period	29%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Microsoft Corp.	6.1%
UnitedHealth Group, Inc.	4.8%
Amazon.com, Inc.	4.7%
Novo Nordisk A/S	4.2%
DBS Group Holdings Ltd.	4.1%
HCA Healthcare, Inc.	4.0%
Safran SA	4.0%
Blackstone, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.5%
Procter & Gamble Co. (The)	3.5%
Top Ten Countries
United States	64.4%
Denmark	4.2%
Singapore	4.1%
France	4.0%
Taiwan	3.5%
Hong Kong	3.4%
Belgium	3.4%
Switzerland	2.7%
Ireland	2.5%
China	2.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Emerging Markets Value Equity Fund
Class A / REVAX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Value Equity Fund (Class A/REVAX)	$65	1.23%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	The Fund’s security selection within the Consumer Discretionary and Information Technology sectors negatively impacted relative returns.
Sector Weighting	Positive	The Fund’s overweight exposure to the Consumer Discretionary sector and lack of exposure to the Energy sector contributed positively to performance.
Country Security Selection	Positive	The Fund benefited from the positive impact of security selection in Thailand and India.
Country Weighting	Negative	The Fund’s overweight exposure to Brazil negatively impacted its performance.
Fund Performance
Growth of $10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class A/REVAX)— including sales load (5.75%)	17.30%	6.14%	2.05%(a)
RBC Emerging Markets Value Equity Fund (Class A/REVAX) — excluding sales load	24.41%	7.41%	2.97%(a)
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	2.94%
(a)
The Fund’s Class A shares commenced operations on April 19, 2022. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class A.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,125,546
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Alibaba Group Holding Ltd.	5.3%
Naspers Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.3%
China Merchants Bank Co. Ltd.	2.7%
Axis Bank Ltd.	2.6%
Shriram Finance Ltd.	2.5%
Hindalco Industries Ltd.	2.3%
Ping An Insurance Group Co. of China Ltd.	2.2%
Antofagasta Plc	2.1%
Top Ten Countries
China	25.3%
Taiwan	14.1%
India	11.8%
South Africa	8.8%
Korea	8.7%
Brazil	6.3%
Chile	3.2%
Indonesia	3.1%
Mexico	2.3%
Vietnam	2.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Emerging Markets Value Equity Fund
Class I / REMVX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Value Equity Fund (Class I/REMVX)	$52	0.98%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	The Fund’s security selection within the Consumer Discretionary and Information Technology sectors negatively impacted relative returns.
Sector Weighting	Positive	The Fund’s overweight exposure to the Consumer Discretionary sector and lack of exposure to the Energy sector contributed positively to performance.
Country Security Selection	Positive	The Fund benefited from the positive impact of security selection in Thailand and India.
Country Weighting	Negative	The Fund’s overweight exposure to Brazil negatively impacted its performance.
Fund Performance
Growth of $250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class I/REMVX)	24.84%	7.68%	3.22%(a)
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	2.94%
(a)	Commenced operations on February 9, 2018.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,125,546
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Alibaba Group Holding Ltd.	5.3%
Naspers Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.3%
China Merchants Bank Co. Ltd.	2.7%
Axis Bank Ltd.	2.6%
Shriram Finance Ltd.	2.5%
Hindalco Industries Ltd.	2.3%
Ping An Insurance Group Co. of China Ltd.	2.2%
Antofagasta Plc	2.1%
Top Ten Countries
China	25.3%
Taiwan	14.1%
India	11.8%
South Africa	8.8%
Korea	8.7%
Brazil	6.3%
Chile	3.2%
Indonesia	3.1%
Mexico	2.3%
Vietnam	2.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Emerging Markets Value Equity Fund
Class R6 / RMVRX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Emerging Markets Value Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	$47	0.88%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied economically to emerging market countries that are considered to be undervalued in relation to earnings, dividends and/or assets. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Negative	The Fund’s security selection within the Consumer Discretionary and Information Technology sectors negatively impacted relative returns.
Sector Weighting	Positive	The Fund’s overweight exposure to the Consumer Discretionary sector and lack of exposure to the Energy sector contributed positively to performance.
Country Security Selection	Positive	The Fund benefited from the positive impact of security selection in Thailand and India.
Country Weighting	Negative	The Fund’s overweight exposure to Brazil negatively impacted its performance.
Fund Performance
Growth of $250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
RBC Emerging Markets Value Equity Fund (Class R6/RMVRX)	24.83%	7.74%	3.28%(a)
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	2.94%
(a)	Commenced operations on February 9, 2018.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$63,125,546
Total number of portfolio holdings	78
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Alibaba Group Holding Ltd.	5.3%
Naspers Ltd.	4.0%
Samsung Electronics Co. Ltd.	3.3%
China Merchants Bank Co. Ltd.	2.7%
Axis Bank Ltd.	2.6%
Shriram Finance Ltd.	2.5%
Hindalco Industries Ltd.	2.3%
Ping An Insurance Group Co. of China Ltd.	2.2%
Antofagasta Plc	2.1%
Top Ten Countries
China	25.3%
Taiwan	14.1%
India	11.8%
South Africa	8.8%
Korea	8.7%
Brazil	6.3%
Chile	3.2%
Indonesia	3.1%
Mexico	2.3%
Vietnam	2.2%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Emerging Markets ex-China Equity Fund
Class A / RECAX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)	$60	1.13%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	The Fund’s security selection within the Consumer Discretionary and Real Estate sectors positively contributed to relative performance.
Sector Weighting	Positive	The Fund’s lack of exposure to the Energy sector contributed positively to relative returns.
Country Security Selection	Positive	The Fund benefitted from positive attribution from security selection in Taiwan, India, and Argentina.
Country Weighting	Negative	The Fund’s lack of exposure to Malaysia had a negative impact on relative returns.
Fund Performance
Growth of $10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX)— including sales load (5.75%)	22.24%	15.63%(a)
RBC Emerging Markets ex-China Equity Fund (Class A/RECAX) — excluding sales load	29.73%	19.52%(a)
MSCI Emerging Markets Net Total Return USD Index	26.05%	14.77%
MSCI Emerging Markets ex-China Total Return Net Index	27.40%	17.87%
(a)	Commenced operations on December 15, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,302,426
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Mahindra & Mahindra Ltd.	4.2%
Antofagasta Plc	4.1%
Tata Consultancy Services Ltd.	3.9%
Phoenix Mills Ltd. (The)	3.1%
HDFC Bank Ltd.	3.0%
Unilever Plc	2.9%
Chroma ATE, Inc.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
HDFC Bank Ltd.	2.7%
Top Ten Countries
India	26.7%
Taiwan	22.9%
Korea	13.3%
Brazil	8.1%
Indonesia	5.2%
Mexico	4.3%
South Africa	4.1%
Chile	4.1%
United Kingdom	2.9%
Philippines	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Emerging Markets ex-China Equity Fund
Class I / RECIX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)	$47	0.88%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	The Fund’s security selection within the Consumer Discretionary and Real Estate sectors positively contributed to relative performance.
Sector Weighting	Positive	The Fund’s lack of exposure to the Energy sector contributed positively to relative returns.
Country Security Selection	Positive	The Fund benefitted from positive attribution from security selection in Taiwan, India, and Argentina.
Country Weighting	Negative	The Fund’s lack of exposure to Malaysia had a negative impact on relative returns.
Fund Performance
Growth of $250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class I/RECIX)	30.05%	19.81%(a)
MSCI Emerging Markets Net Total Return USD Index	26.05%	14.77%
MSCI Emerging Markets ex-China Total Return Net Index	27.40%	17.87%
(a)	Commenced operations on December 15, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,302,426
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Mahindra & Mahindra Ltd.	4.2%
Antofagasta Plc	4.1%
Tata Consultancy Services Ltd.	3.9%
Phoenix Mills Ltd. (The)	3.1%
HDFC Bank Ltd.	3.0%
Unilever Plc	2.9%
Chroma ATE, Inc.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
HDFC Bank Ltd.	2.7%
Top Ten Countries
India	26.7%
Taiwan	22.9%
Korea	13.3%
Brazil	8.1%
Indonesia	5.2%
Mexico	4.3%
South Africa	4.1%
Chile	4.1%
United Kingdom	2.9%
Philippines	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Emerging Markets ex-China Equity Fund
Class R6 / RECRX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Emerging Markets ex-China Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)	$47	0.88%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities economically tied to emerging market countries (excluding China). For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	The Fund’s security selection within the Consumer Discretionary and Real Estate sectors positively contributed to relative performance.
Sector Weighting	Positive	The Fund’s lack of exposure to the Energy sector contributed positively to relative returns.
Country Security Selection	Positive	The Fund benefitted from positive attribution from security selection in Taiwan, India, and Argentina.
Country Weighting	Negative	The Fund’s lack of exposure to Malaysia had a negative impact on relative returns.
Fund Performance
Growth of $250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC Emerging Markets ex-China Equity Fund (Class R6/RECRX)	29.97%	19.77%(a)
MSCI Emerging Markets Net Total Return USD Index	26.05%	14.77%
MSCI Emerging Markets ex-China Total Return Net Index	27.40%	17.87%
(a)	Commenced operations on December 15, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,302,426
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	9.1%
Mahindra & Mahindra Ltd.	4.2%
Antofagasta Plc	4.1%
Tata Consultancy Services Ltd.	3.9%
Phoenix Mills Ltd. (The)	3.1%
HDFC Bank Ltd.	3.0%
Unilever Plc	2.9%
Chroma ATE, Inc.	2.9%
Samsung Fire & Marine Insurance Co. Ltd.	2.7%
HDFC Bank Ltd.	2.7%
Top Ten Countries
India	26.7%
Taiwan	22.9%
Korea	13.3%
Brazil	8.1%
Indonesia	5.2%
Mexico	4.3%
South Africa	4.1%
Chile	4.1%
United Kingdom	2.9%
Philippines	2.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Emerging Markets Equity Fund
Class A / REEAX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Equity Fund (Class A/REEAX)	$61	1.13%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	The Fund’s security selection within the Financial and Consumer Discretionary sectors contributed positively to performance.
Sector Weighting	Negative	The Fund’s overweight exposure to the Consumer Staples sector, which underperformed other sectors, negatively impacted performance.
Country Security Selection	Positive	Security selection in South Korea and China contributed positively to the Fund’s performance.
Country Weighting	Negative	The Fund’s overweight exposure to Mexico detracted from the Fund’s performance relative to the benchmark.
Fund Performance
Growth of $10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class A/REEAX)— including sales load (5.75%)	18.46%	4.87%	4.53%
RBC Emerging Markets Equity Fund (Class A/REEAX) — excluding sales load	25.67%	6.11%	5.15%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,603,281,232
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Tencent Holdings Ltd.	6.5%
HDFC Bank Ltd.	6.0%
Antofagasta Plc	4.2%
Tata Consultancy Services Ltd.	4.1%
Mahindra & Mahindra Ltd.	3.8%
AIA Group Ltd.	3.2%
Unilever Plc	3.2%
Fomento Economico Mexicano SAB de CV	2.8%
Hong Kong Exchanges & Clearing Ltd.	2.6%
Top Ten Countries
China	20.9%
India	18.4%
Taiwan	16.2%
Korea	10.0%
Hong Kong	5.9%
Brazil	5.1%
Chile	4.2%
Mexico	3.6%
South Africa	3.5%
Indonesia	3.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Emerging Markets Equity Fund
Class I / REEIX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Equity Fund (Class I/REEIX)	$47	0.88%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	The Fund’s security selection within the Financial and Consumer Discretionary sectors contributed positively to performance.
Sector Weighting	Negative	The Fund’s overweight exposure to the Consumer Staples sector, which underperformed other sectors, negatively impacted performance.
Country Security Selection	Positive	Security selection in South Korea and China contributed positively to the Fund’s performance.
Country Weighting	Negative	The Fund’s overweight exposure to Mexico detracted from the Fund’s performance relative to the benchmark.
Fund Performance
Growth of $250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class I/REEIX)	25.97%	6.38%	5.38%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%
(a)
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,603,281,232
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Tencent Holdings Ltd.	6.5%
HDFC Bank Ltd.	6.0%
Antofagasta Plc	4.2%
Tata Consultancy Services Ltd.	4.1%
Mahindra & Mahindra Ltd.	3.8%
AIA Group Ltd.	3.2%
Unilever Plc	3.2%
Fomento Economico Mexicano SAB de CV	2.8%
Hong Kong Exchanges & Clearing Ltd.	2.6%
Top Ten Countries
China	20.9%
India	18.4%
Taiwan	16.2%
Korea	10.0%
Hong Kong	5.9%
Brazil	5.1%
Chile	4.2%
Mexico	3.6%
South Africa	3.5%
Indonesia	3.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC Emerging Markets Equity Fund
Class R6 / RREMX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC Emerging Markets Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC Emerging Markets Equity Fund (Class R6/RREMX)	$47	0.88%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity securities tied to emerging market countries that are considered by the Fund to have the potential to provide long-term capital growth. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Security Selection	Positive	The Fund’s security selection within the Financial and Consumer Discretionary sectors contributed positively to performance.
Sector Weighting	Negative	The Fund’s overweight exposure to the Consumer Staples sector, which underperformed other sectors, negatively impacted performance.
Country Security Selection	Positive	Security selection in South Korea and China contributed positively to the Fund’s performance.
Country Weighting	Negative	The Fund’s overweight exposure to Mexico detracted from the Fund’s performance relative to the benchmark.
Fund Performance
Growth of $250,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC Emerging Markets Equity Fund (Class R6/RREMX)	26.01%	6.38%	5.43%
MSCI Emerging Markets Net Total Return USD Index	26.05%	5.75%	4.02%
(a)
The Fund’s Class R6 shares commenced operations on November 22, 2016. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares and has been adjusted to reflect the fees and expenses of Class R6.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,603,281,232
Total number of portfolio holdings	51
Portfolio turnover rate as of the end of the reporting period	6%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.4%
Tencent Holdings Ltd.	6.5%
HDFC Bank Ltd.	6.0%
Antofagasta Plc	4.2%
Tata Consultancy Services Ltd.	4.1%
Mahindra & Mahindra Ltd.	3.8%
AIA Group Ltd.	3.2%
Unilever Plc	3.2%
Fomento Economico Mexicano SAB de CV	2.8%
Hong Kong Exchanges & Clearing Ltd.	2.6%
Top Ten Countries
China	20.9%
India	18.4%
Taiwan	16.2%
Korea	10.0%
Hong Kong	5.9%
Brazil	5.1%
Chile	4.2%
Mexico	3.6%
South Africa	3.5%
Indonesia	3.4%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC China Equity Fund
Class A / RCEAX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC China Equity Fund (Class A/RCEAX)	$72	1.30%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Negative	The Fund’s security selection within the Consumer Discretionary, Healthcare and Industrial sectors contributed negatively to the Fund's relative returns.
Stock Selection	Positive	The Fund’s overweight exposure to the Consumer Discretionary sector and underweight exposure to the Consumer Staples sector contributed positively to the Fund’s relative returns.
Fund Performance
Growth of $10,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC China Equity Fund (Class A/RCEAX)— including sales load (5.75%)	12.75%	(3.07)%(a)
RBC China Equity Fund (Class A/RCEAX) — excluding sales load	19.68%	(0.72)%(a)
MSCI China Net Total Return USD Index	23.89%	3.63%
MSCI China All Shares Net Total Return USD Index	20.31%	1.12%
(a)	Commenced operations on April 11, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,938,038
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd.	9.7%
Tencent Holdings Ltd.	9.3%
Meituan	6.9%
PDD Holdings, Inc.	5.6%
Jiangsu Zhongtian Technology Co. Ltd.	4.4%
Contemporary Amperex Technology Co. Ltd.	3.9%
Ningbo Orient Wires & Cables Co. Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd.	3.1%
New Oriental Education & Technology Group, Inc.	3.1%
Sunresin New Materials Co. Ltd.	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC China Equity Fund
Class I / RBCIX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC China Equity Fund (Class I/RBCIX)	$58	1.05%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Negative	The Fund’s security selection within the Consumer Discretionary, Healthcare and Industrial sectors contributed negatively to the Fund's relative returns.
Stock Selection	Positive	The Fund’s overweight exposure to the Consumer Discretionary sector and underweight exposure to the Consumer Staples sector contributed positively to the Fund’s relative returns.
Fund Performance
Growth of $100,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC China Equity Fund (Class I/RBCIX)	19.84%	(0.49)%(a)
MSCI China Net Total Return USD Index	23.89%	3.63%
MSCI China All Shares Net Total Return USD Index	20.31%	1.12%
(a)	Commenced operations on April 11, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,938,038
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd.	9.7%
Tencent Holdings Ltd.	9.3%
Meituan	6.9%
PDD Holdings, Inc.	5.6%
Jiangsu Zhongtian Technology Co. Ltd.	4.4%
Contemporary Amperex Technology Co. Ltd.	3.9%
Ningbo Orient Wires & Cables Co. Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd.	3.1%
New Oriental Education & Technology Group, Inc.	3.1%
Sunresin New Materials Co. Ltd.	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC China Equity Fund
Class R6 / RBCRX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC China Equity Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC China Equity Fund (Class R6/RBCRX)	$55	1.00%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to provide long-term capital growth by investing, under normal circumstances, at least 80% of its assets in equity investments in issuers economically tied to China. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. For purposes of the 80% investment policy, China includes Mainland China, Hong Kong, and Macau.
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Stock Selection	Negative	The Fund’s security selection within the Consumer Discretionary, Healthcare and Industrial sectors contributed negatively to the Fund's relative returns.
Stock Selection	Positive	The Fund’s overweight exposure to the Consumer Discretionary sector and underweight exposure to the Consumer Staples sector contributed positively to the Fund’s relative returns.
Fund Performance
Growth of $250,000 Initial Investment Since Inception
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception
RBC China Equity Fund (Class R6/RBCRX)	19.91%	(0.45)%(a)
MSCI China Net Total Return USD Index	23.89%	3.63%
MSCI China All Shares Net Total Return USD Index	20.31%	1.12%
(a)	Commenced operations on April 11, 2022.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,938,038
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	69%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Alibaba Group Holding Ltd.	9.7%
Tencent Holdings Ltd.	9.3%
Meituan	6.9%
PDD Holdings, Inc.	5.6%
Jiangsu Zhongtian Technology Co. Ltd.	4.4%
Contemporary Amperex Technology Co. Ltd.	3.9%
Ningbo Orient Wires & Cables Co. Ltd.	3.9%
Ping An Insurance Group Co. of China Ltd.	3.1%
New Oriental Education & Technology Group, Inc.	3.1%
Sunresin New Materials Co. Ltd.	3.0%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC BlueBay Ultra-Short Fixed Income Fund
Class A / RULFX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	$19	0.37%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	The Fund’s allocations to securitized spread sectors were a boost to relative performance over the period.
Income/Carry	Positive	The Fund’s yield advantage maintained over the benchmark was a positive contributor to relative performance.
Sector Allocation	Positive	Allocations within the Banking and Financial Institutions sectors were beneficial to the Fund’s relative performance.
Fund Performance
Growth of $10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Ultra-Short Fixed Income Fund (Class A/RULFX)	7.99%	2.89%	2.39%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US 1-Year Treasury Bill Index	5.91%	2.19%	1.69%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,958,352
Total number of portfolio holdings	95
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.03%, 3/3/27	2.9%
Wells Fargo & Co., GMTN, 3.53%, 3/24/28	2.5%
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 5.04%, 10/1/24	2.2%
Citigroup, Inc., (SOFR RATE + 0.770%), 5.72%, 6/9/27	2.2%
Lloyds Banking Group Plc, 4.72%, 8/11/26	2.2%
Morgan Stanley, MTN, 1.16%, 10/21/25	2.2%
UBS Group AG, 4.49%, 5/12/26	2.0%
General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.06%, 2/26/27	1.9%
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.78%, 3/25/42	1.7%
Continental Resources, Inc., 2.27%, 11/15/26	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC BlueBay Ultra-Short Fixed Income Fund
Class I / RUSIX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC BlueBay Ultra-Short Fixed Income Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	$14	0.27%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	The Fund’s allocations to securitized spread sectors were a boost to relative performance over the period.
Income/Carry	Positive	The Fund’s yield advantage maintained over the benchmark was a positive contributor to relative performance.
Sector Allocation	Positive	Allocations within the Banking and Financial Institutions sectors were beneficial to the Fund’s relative performance.
Fund Performance
Growth of $10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Ultra-Short Fixed Income Fund (Class I/RUSIX)	8.10%	3.01%	2.48%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA US 1-Year Treasury Bill Index	5.91%	2.19%	1.69%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$45,958,352
Total number of portfolio holdings	95
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.03%, 3/3/27	2.9%
Wells Fargo & Co., GMTN, 3.53%, 3/24/28	2.5%
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 5.04%, 10/1/24	2.2%
Citigroup, Inc., (SOFR RATE + 0.770%), 5.72%, 6/9/27	2.2%
Lloyds Banking Group Plc, 4.72%, 8/11/26	2.2%
Morgan Stanley, MTN, 1.16%, 10/21/25	2.2%
UBS Group AG, 4.49%, 5/12/26	2.0%
General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.06%, 2/26/27	1.9%
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.78%, 3/25/42	1.7%
Continental Resources, Inc., 2.27%, 11/15/26	1.7%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC BlueBay Short Duration Fixed Income Fund
Class A / RSHFX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)	$22	0.44%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	Strong credit selection within the Banking sector was a boost to the Fund’s relative performance, as was an overweight to the sector.
Sector Allocation	Positive	An out-of-benchmark allocation to collateralized mortgage-backed securities was beneficial to the Fund’s performance.
Credit Beta	Positive	The Fund’s spread duration overweight was additive to relative performance as spreads tightened over the period.
Fund Performance
Growth of $10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX)— including sales load (1.50%)	6.55%	1.97%	2.10%
RBC BlueBay Short Duration Fixed Income Fund (Class A/RSHFX) — excluding sales load	8.13%	2.27%	2.25%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3 Year US Corporate & Government Index	7.19%	1.71%	1.65%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,997,734
Total number of portfolio holdings	163
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 5.04%, 10/1/24	2.2%
Avangrid, Inc., 4.92%, 10/2/24	1.5%
Keurig Dr Pepper, Inc., 4.87%, 10/2/24	1.5%
Public Service Enterprise Group Incorporated, 4.91%, 10/2/24	1.5%
HP, Inc., 4.93%, 10/4/24	1.5%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.5%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.5%
American Express Co., 6.34%, 10/30/26	1.5%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.5%
Hewlett Packard Enterprise Co., 6.10%, 4/1/26	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24
RBC BlueBay Short Duration Fixed Income Fund
Class I / RSDIX
Semi-annual SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the RBC BlueBay Short Duration Fixed Income Fund (“Fund”) for the period of April 1, 2024, to September 30, 2024. You can find additional information about the Fund at https://www.dfinview.com/usrbcgam. You can also request this information by contacting us at 1-800-422-2766.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	$17	0.34%
[1]	Annualized
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund seeks to achieve a high level of current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed income securities. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities, and obligations of U.S. and foreign governments and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 25% of its net assets in securities that are non-investment grade (high yield/junk bond).
The following table outlines key factors that materially affected the Fund’s performance compared to its benchmark during the reporting period April 1, 2024 to September 30, 2024.
TOP PERFORMANCE CONTRIBUTORS
FACTOR	IMPACT	SUMMARY
Sector Allocation	Positive	Strong credit selection within the Banking sector was a boost to the Fund’s relative performance, as was an overweight to the sector.
Sector Allocation	Positive	An out-of-benchmark allocation to collateralized mortgage-backed securities was beneficial to the Fund’s performance.
Credit Beta	Positive	The Fund’s spread duration overweight was additive to relative performance as spreads tightened over the period.
Fund Performance
Growth of $10,000 Initial Investment Over 10 Years
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
RBC BlueBay Short Duration Fixed Income Fund (Class I/RSDIX)	8.24%	2.36%	2.34%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
ICE BofA 1-3 Year US Corporate & Government Index	7.19%	1.71%	1.65%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. For performance data current to the most recent month-end, visit https://usmutualfunds.rbcgam.com/fund-list/ after the seventh business day after month-end, or call 1-800-973-0073.
The graph and table do not reflect the deduction of taxes that  a shareholder would pay on Fund distributions or redemption of Fund shares. Performance shown may reflect contractual fee waivers. Without such waivers, total returns would be reduced.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$67,997,734
Total number of portfolio holdings	163
Portfolio turnover rate as of the end of the reporting period	33%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund.
Top Ten Holdings
U.S. Treasury Bill, U.S. Treasury Bill- When Issued, 5.04%, 10/1/24	2.2%
Avangrid, Inc., 4.92%, 10/2/24	1.5%
Keurig Dr Pepper, Inc., 4.87%, 10/2/24	1.5%
Public Service Enterprise Group Incorporated, 4.91%, 10/2/24	1.5%
HP, Inc., 4.93%, 10/4/24	1.5%
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27	1.5%
JPMorgan Chase & Co., 6.07%, 10/22/27	1.5%
American Express Co., 6.34%, 10/30/26	1.5%
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1.5%
Hewlett Packard Enterprise Co., 6.10%, 4/1/26	1.5%
Sector Allocation
Availability of Additional Information
You can find additional information about the Fund, such as the prospectus, financial information, fund holdings and proxy voting information, at www.dfinview.com/usrbcgam, by scanning the QR code or by contacting us at 1-800-422-2766.
Householding
To help lower operating costs, the RBC Funds attempt to eliminate mailing duplicate documents to the same address. When two or more RBC Fund shareholders have the same last name and address, the Funds may send only one prospectus, proxy, financial report or other communications to that address rather than mailing separate documents to each shareholders. This practice is known as "householding". Shareholders may opt out of this single mailing at any time by calling us at 1-800-422-2766.
Not FDIC Insured.  No Bank Guarantee.  May Lose Value.
RBC Global Asset Management (U.S.) Inc. is the Adviser for the RBC Funds Trust. Securities are offered through RBC Wealth Management, a division of RBC Capital Markets, LLC, member NYSE/FINRA/SIPC.
RBC Global Asset Management (RBC GAM) is the asset management division of Royal Bank of Canada (RBC) which includes RBC Global Asset Management Inc., RBC Global Asset Management (U.S.) Inc., RBC Global Asset Management (UK) Limited, RBC Global Asset Management (Asia) Limited and RBC Indigo Asset Management Inc. which are separate, but affiliated subsidiaries of RBC. ® / ™ Trademark(s) of Royal Bank of Canada.  Used under license.  ©2024 RBC Global Asset Management (U.S.) Inc.
RBCF- SAR 09-24

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

RBC Global Asset Management Financial Statements and Other Important Information For the six months ended September 30, 2024 RBC Emerging Markets Equity Fund RBC Emerging Markets ex-China Equity Fund RBC Emerging Markets Value Equity Fund RBC Global Opportunities Fund RBC Global Equity Leaders Fund RBC International Opportunities Fund RBC International Equity Fund RBC International Small Cap Equity Fund RBC China Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

September 30, 2024 (Unaudited)

Shares		Value

Common Stocks — 98.2%
Austria — 0.8%
1,499,102	Mondi Plc	$28,399,469

Brazil — 5.1%
33,064,083	B3 SA - Brasil Bolsa Balcao	65,184,987
19,549	MercadoLibre, Inc.*	40,113,766
16,738,527	Raia Drogasil SA	78,750,380

		184,049,133

Chile — 4.2%
5,643,189	Antofagasta Plc	152,111,368

China — 20.9%
5,253,359	Alibaba Group Holding Ltd.	69,810,754
14,178,376	China Resources Land Ltd.	51,004,017
569,637	Midea Group Co. Ltd., Class A	6,138,063
5,889,200	Midea Group Co. Ltd.*	56,249,233
15,231,832	NARI Technology Co. Ltd., Class A	59,399,642
1,845,684	NetEase, Inc.	34,476,864
10,993,834	Ping An Insurance Group Co. of China Ltd., Series H	69,036,111
4,633,075	Shenzhen Inovance Technology Co. Ltd., Class A	40,828,452
891,012	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	36,742,959
4,211,303	Tencent Holdings Ltd.	234,169,046
745,062	Yum China Holdings, Inc.	33,542,691
1,312,300	Yum China Holdings, Inc.	61,079,644

		752,477,476

Hong Kong — 5.9%
13,316,198	AIA Group Ltd.	116,288,461
2,311,689	Hong Kong Exchanges & Clearing Ltd.	94,433,338

		210,721,799

India — 18.4%
3,635,521	Axis Bank Ltd.	53,449,259
947,650	Dr Reddy’s Laboratories Ltd.	76,283,965
3,471,900	HDFC Bank Ltd., ADR	217,202,064
3,702,715	Mahindra & Mahindra Ltd.	136,661,558
3,829,096	Marico Ltd.	31,760,804
2,880,664	Tata Consultancy Services Ltd.	146,679,069

		662,036,719

Indonesia — 3.4%
83,412,569	Bank Central Asia Tbk PT	56,897,049
313,161,483	Kalbe Farma Tbk PT	35,635,173
154,841,762	Telkom Indonesia Persero Tbk PT	30,660,848

		123,193,070

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value
Korea — 7.8%
734,073	Samsung Electronics Co. Ltd.	$34,309,702
287,150	Samsung Fire & Marine Insurance Co. Ltd.	75,893,206
1,770,270	Shinhan Financial Group Co. Ltd.	75,081,682
703,547	SK Hynix, Inc.	94,160,466

		279,445,056

Mexico — 3.6%
1,008,100	Fomento Economico Mexicano SAB de CV, ADR	99,509,551
10,400,200	Wal-Mart de Mexico SAB de CV	31,380,187

		130,889,738

Peru — 1.6%
318,460	Credicorp Ltd.	57,631,706

Philippines — 1.9%
4,093,099	SM Investments Corp.	69,936,186

Poland — 0.7%
285,081	Dino Polska SA*,(a)	25,950,602

South Africa — 3.5%
2,701,504	Clicks Group Ltd.	62,040,151
6,399,482	Discovery Ltd.	63,725,223

		125,765,374

Taiwan — 16.2%
3,076,588	Advantech Co. Ltd.	31,172,958
4,158,175	Delta Electronics, Inc.	49,611,473
40,804,328	E.Sun Financial Holding Co. Ltd.	36,092,164
892,394	MediaTek, Inc.	32,889,669
3,164,711	President Chain Store Corp.	29,434,779
10,089,242	Taiwan Semiconductor Manufacturing Co. Ltd.	304,232,550
23,481,566	Uni-President Enterprises Corp.	64,248,585
563,599	Voltronic Power Technology Corp.	36,024,651

		583,706,829

Thailand — 1.0%
7,852,298	Kasikornbank Public Co. Ltd., NVDR	36,558,865

United Kingdom — 3.2%
1,788,120	Unilever Plc	115,929,714

Total Common Stocks		3,538,803,104

(Cost $3,112,535,481)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value
Preferred Stocks — 2.3%
Korea — 2.3%
2,119,717	Samsung Electronics Co. Ltd., 2.23%	$82,323,259

Total Preferred Stocks		82,323,259

(Cost $97,320,638)

Investment Company — 0.4%
14,458,883	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	14,458,883

Total Investment Company		14,458,883

(Cost $14,458,883)

Total Investments		$3,635,585,246
(Cost $3,224,315,002)(c) — 100.9%

Liabilities in excess of other assets — (0.9)%		(32,304,014)

NET ASSETS — 100.0%		$3,603,281,232

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund

September 30, 2024 (Unaudited)

Shares		Value
Common Stocks — 95.8%
Austria — 0.3%
11,168	Mondi Plc	$ 211,570

Brazil — 8.1%
639,500	B3 SA - Brasil Bolsa Balcao	1,260,758
665	MercadoLibre, Inc.*	1,364,553
351,976	Raia Drogasil SA	1,655,955
117,700	WEG SA	1,180,090

		5,461,356

Chile — 4.1%
101,840	Antofagasta Plc	2,745,083

India — 26.7%
70,530	Axis Bank Ltd.	1,036,929
285,490	Devyani International Ltd.*	665,628
21,400	Dr. Reddy’s Laboratories Ltd., ADR	1,700,230
28,700	HDFC Bank Ltd., ADR	1,795,472
98,799	HDFC Bank Ltd.	2,034,699
101,932	Hindalco Industries Ltd.	921,351
76,939	Mahindra & Mahindra Ltd.	2,839,701
187,308	Marico Ltd.	1,553,644
94,086	Phoenix Mills Ltd. (The)	2,069,801
51,438	Tata Consultancy Services Ltd.	2,619,146
52,102	Tata Consumer Products Ltd.	743,736

		17,980,337

Indonesia — 5.2%
1,743,700	Bank Central Asia Tbk PT	1,189,406
1,948,800	Bank Rakyat Indonesia Persero Tbk PT	637,379
9,504,600	Kalbe Farma Tbk PT	1,081,544
2,844,100	Telkom Indonesia Persero Tbk PT	563,172

		3,471,501

Korea — 11.1%
3,199	LEENO Industrial, Inc.	460,743
36,919	Macquarie Korea Infrastructure Fund	331,617
33,533	Samsung Electronics Co. Ltd.	1,567,293
6,864	Samsung Fire & Marine Insurance Co. Ltd.	1,814,142
40,264	Shinhan Financial Group Co. Ltd.	1,707,699
11,959	SK Hynix, Inc.	1,600,554

		7,482,048

Mexico — 4.3%
402,000	Bolsa Mexicana de Valores SAB de CV	650,672

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value
175,000	Fomento Economico Mexicano SAB de CV	$ 1,725,381
165,800	Wal-Mart de Mexico SAB de CV	500,263

		2,876,316

Peru — 1.2%
4,500	Credicorp Ltd.	814,365

Philippines — 2.0%
79,420	SM Investments Corp.	1,356,999

Poland — 0.8%
6,224	Dino Polska SA*,(a)	566,564

South Africa — 4.1%
48,322	Clicks Group Ltd.	1,109,717
121,680	Discovery Ltd.	1,211,674
305,409	Pepkor Holdings Ltd.(a)	425,472

		2,746,863

Taiwan — 22.9%
55,991	Advantech Co. Ltd.	567,318
167,248	Chroma ATE, Inc.	1,963,650
111,327	Delta Electronics, Inc.	1,328,250
1,520,942	E.Sun Financial Holding Co. Ltd.	1,345,301
56,000	Giant Manufacturing Co. Ltd.	394,652
16,824	MediaTek, Inc.	620,058
202,614	Taiwan Semiconductor Manufacturing Co. Ltd.	6,109,654
489,844	Uni-President Enterprises Corp.	1,340,276
26,685	Voltronic Power Technology Corp.	1,705,677

		15,374,836

Thailand — 1.1%
160,600	Kasikornbank Public Co. Ltd., NVDR	747,724

United Kingdom — 2.9%
30,532	Unilever Plc	1,979,490

Vietnam — 1.0%
618,275	Asia Commercial Bank JSC	647,288

Total Common Stocks		64,462,340

(Cost $52,335,528)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets ex-China Equity Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value
Preferred Stocks — 2.2%
Korea — 2.2%
38,412	Samsung Electronics Co. Ltd., 2.23%	$1,491,803

Total Preferred Stocks		1,491,803

(Cost $1,778,794)

Rights/Warrants — 0.00%
Korea — 0.00%
3,293	Macquarie Korea Infrastructure Fund, Rights, Expire 2/27/27*	753

Total Rights/Warrants		753

(Cost $0)

Investment Company — 1.7%
1,167,030	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	1,167,030

Total Investment Company		1,167,030

(Cost $1,167,030)

Total Investments		$67,121,926
(Cost $55,281,352)(c) — 99.7%

Other assets in excess of liabilities — 0.3%		180,500

NET ASSETS — 100.0%		$67,302,426

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR – American Depositary Receipt

NVDR – Non-Voting Depository Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund

September 30, 2024 (Unaudited)

Shares		Value
Common Stocks — 97.7%
Argentina — 0.7%
26,266	Corp. America Airports SA*	$ 458,604

Brazil — 5.0%
319,200	Atacadao SA*	542,576
95,600	Banco do Brasil SA	478,728
427,091	Cia Brasileira de Aluminio*	427,271
100,500	Hypera SA	485,187
233,300	Lojas Renner SA	770,858
135,940	SLC Agricola SA	455,903

		3,160,523

Chile — 3.2%
48,243	Antofagasta Plc	1,300,383
284,463	Cencosud SA	574,114
4,000	Sociedad Quimica y Minera de Chile SA, ADR	166,720

		2,041,217

China — 25.3%
251,900	Alibaba Group Holding Ltd.	3,347,445
54,450	Baidu, Inc., Class A*	715,888
166,398	Beijing New Building Materials Plc, Class A	776,746
351,500	China Merchants Bank Co. Ltd., Class H	1,703,323
562,000	China Overseas Land & Investment Ltd.	1,125,825
185,500	China Resources Beer Holdings Co. Ltd.	794,267
720,000	CSPC Pharmaceutical Group Ltd.	551,388
351,000	Flat Glass Group Co. Ltd., Class H	582,473
68,296	Midea Group Co. Ltd., Class A	735,916
120,600	Midea Group Co. Ltd.*	1,151,881
224,499	Ping An Insurance Group Co. of China Ltd., Series H	1,409,748
45,992	Sieyuan Electric Co. Ltd., Class A	482,646
271,000	SITC International Holdings Co. Ltd.	726,916
1,014,000	Topsports International Holdings Ltd.(a)	441,650
13,750	Trip.com Group Ltd.*	827,317
520,489	Xinyi Glass Holdings Ltd.	609,942

		15,983,371

Egypt — 0.9%
340,353	Commercial International Bank Egypt SAE, GDR	577,973

Greece — 0.9%
307,619	Alpha Services and Holdings SA	534,175

Hong Kong — 0.9%
198,300	Samsonite International SA(a)	536,716

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value
Hungary — 1.0%
12,614	OTP Bank Nyrt	$ 659,780

India — 11.8%
127,419	Apollo Tyres Ltd.	833,101
111,912	Axis Bank Ltd.	1,645,325
163,418	Hindalco Industries Ltd.	1,477,116
75,819	KEC International Ltd.	938,594
419,837	Redington Ltd.	925,810
37,439	Shriram Finance Ltd.	1,600,783

		7,420,729

Indonesia — 3.1%
2,373,200	Bank Negara Indonesia Persero Tbk PT	838,021
2,151,800	Mitra Adiperkasa Tbk PT	250,697
4,467,600	Telkom Indonesia Persero Tbk PT	884,648

		1,973,366

Korea — 8.1%
10,485	DB Insurance Co. Ltd.	901,017
15,692	Hana Financial Group, Inc.	704,130
4,046	Hyundai Motor Co.	753,538
44,315	Samsung Electronics Co. Ltd.	2,071,231
5,077	SK Hynix, Inc.	679,489

		5,109,405

Mexico — 2.3%
459,114	Gentera SAB de CV	512,744
74,255	Grupo Comercial Chedraui SA de CV	556,177
63,800	Regional SAB de CV	370,260

		1,439,181

Pakistan — 0.8%
1,052,970	Habib Bank Ltd.	481,546

Peru — 1.5%
5,150	Credicorp Ltd.	931,995

Philippines — 1.5%
335,720	BDO Unibank, Inc.	950,648

Russia — 0.00%
2,322,600	Sistema PJSFC(b),(c),(d)	0
893,930	United Co. RUSAL International PJSC*,(b),(c),(d)	0

		0

Saudi Arabia — 1.0%
69,644	Saudi National Bank (The)	639,154

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value

South Africa — 8.8%
777,758	Growthpoint Properties Ltd., REIT	$631,186
49,383	Mr Price Group Ltd.	773,160
121,307	MTN Group Ltd.	644,150
10,422	Naspers Ltd., Class N	2,527,468
405,881	Netcare Ltd.	362,520
757,506	Old Mutual Ltd.	601,365

		5,539,849

Taiwan — 14.1%
173,104	Chailease Holding Co. Ltd.	890,351
32,079	Globalwafers Co. Ltd.	459,851
90,181	Innodisk Corp.	802,293
11,020	Lotes Co. Ltd.	480,762
1,000	Lotus Pharmaceutical Co. Ltd.	8,304
12,691	MediaTek, Inc.	467,734
176,445	Taiwan Semiconductor Manufacturing Co. Ltd.	5,320,549
90,995	Taiwan Union Technology Corp.	487,838

		8,917,682

Thailand — 1.0%
138,300	Kasikornbank Public Co. Ltd.	643,900

Turkey — 0.8%
90,097	KOC Holding AS	495,332

United Arab Emirates — 1.1%
353,313	Aldar Properties PJSC	722,831

United Kingdom — 0.8%
96,252	Pepco Group NV*	513,537

United States — 0.9%
33,609	Laureate Education, Inc.	558,245

Vietnam — 2.2%
696,600	Ho Chi Minh City Development Joint Stock Commercial Bank	798,393
350,450	Vinhomes JSC*,(a)	609,620

		1,408,013

Total Common Stocks		61,697,772

(Cost $52,979,140)

Preferred Stocks — 2.4%

Brazil — 1.3%
100,400	Centrais Eletricas Brasileiras SA,, Class B, 4.31%	804,645

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value

Colombia — 0.5%
70,323	Banco Davivienda SA, 4.61%	$317,336

Korea — 0.6%
10,128	Samsung Electronics Co. Ltd., 2.23%	393,340

Total Preferred Stocks		1,515,321

(Cost $1,819,955)

Investment Company — 0.5%
312,819	RBC BlueBay U.S. Government Money Market Fund,
	Institutional Class 1 (e)	312,819

Total Investment Company		312,819

(Cost $312,819)

Total Investments		$63,525,912
(Cost $55,111,914)(f) — 100.6%
Liabilities in excess of other assets — (0.6)%		(400,366)

NET ASSETS — 100.0%		$63,125,546

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Denotes a restricted security, which is subject to legal or contractual restrictions on resale as the result of Office of Foreign Assets Control (“OFAC”) sanctions on certain Russian entities. These securities are valued at fair value determined in good faith under valuation procedures approved by the Fund’s Board of Trustees. At September 30, 2024, the total market value of these securities amounts to $0, which represents 0.00% of the Fund’s total net assets. See table below for additional details on restricted securities.

(e)	Affiliated investment.
(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Restricted Securities

Security	Acquisition Dates	Shares	Cost	Value
Sistema PJSFC	01/14/2021–01/20/2022	2,322,600	$962,301	$0
United Co. RUSAL International PJSC	05/27/2021–02/04/2022	893,930	756,088	0

			$1,718,389	$0

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Value Equity Fund (cont.)

September 30, 2024 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund

September 30, 2024 (Unaudited)

Shares		Value
Common Stocks — 98.9%
Belgium — 3.5%
272,319	Anheuser-Busch InBev NV	$18,045,827

China — 2.0%
235,148	Prosus NV	10,262,892

Denmark — 2.9%
124,406	Novo Nordisk A/S, Class B	14,755,985

France — 3.9%
86,196	Safran SA	20,283,902

Hong Kong — 3.3%
1,949,224	AIA Group Ltd.	17,022,296

India — 1.9%
663,597	ICICI Bank Ltd.	10,070,453

Ireland — 2.2%
31,700	Accenture Plc, Class A	11,205,316

Japan — 1.5%
198,498	MISUMI Group, Inc.	3,600,550
266,700	Mitsubishi Electric Corp.	4,326,126

		7,926,676

Luxembourg — 0.8%
68,295	Eurofins Scientific SE	4,329,984

Switzerland — 2.8%
245,367	ABB Ltd.	14,235,122

Taiwan — 3.8%
113,900	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,781,013

United Kingdom — 8.4%
69,473	Croda International Plc	3,925,378
125,985	InterContinental Hotels Group Plc	13,719,789
921,926	National Grid Plc	12,743,791
200,429	Unilever Plc	12,994,473

		43,383,431

United States — 61.0%
86,200	Amazon.com, Inc.*	16,061,646

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value
5,000	AutoZone, Inc.*	$15,750,200
82,400	Blackstone, Inc.	12,617,912
81,400	Broadcom, Inc.	14,041,500
40,900	Cheniere Energy, Inc.	7,355,456
25,600	Chubb Ltd.	7,382,784
183,000	CRH Plc	16,971,420
182,050	Fortive Corp.	14,369,206
48,000	HCA Healthcare, Inc.	19,508,640
46,500	Home Depot, Inc. (The)	18,841,800
21,300	Intuit, Inc.	13,227,300
57,400	JPMorgan Chase & Co.	12,103,364
19,400	McKesson Corp.	9,591,748
79,000	Microsoft Corp.	33,993,700
21,800	Netflix, Inc.*	15,462,086
136,900	NVIDIA Corp.	16,625,136
86,900	Procter & Gamble Co. (The)	15,051,080
45,800	Salesforce, Inc.	12,535,918
35,400	UnitedHealth Group, Inc.	20,697,672
65,300	Valero Energy Corp.	8,817,459
51,200	Visa, Inc., Class A	14,077,440

		315,083,467

Zambia — 0.9%
330,023	First Quantum Minerals Ltd.*	4,499,704

Total Common Stocks		510,886,068

(Cost $421,678,638)

Investment Company — 1.0%
5,189,198	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	5,189,198

Total Investment Company		5,189,198

(Cost $5,189,198)

Total Investments		$516,075,266
(Cost $426,867,836)(b) — 99.9%

Other assets in excess of liabilities — 0.1%		744,131

NET ASSETS — 100.0%		$516,819,397

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Opportunities Fund (cont.)

September 30, 2024 (Unaudited)

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Equity Leaders Fund

September 30, 2024 (Unaudited)

Shares		Value

Common Stocks — 99.2%
Belgium — 3.4%
2,830	Anheuser-Busch InBev NV	$187,536

China — 2.4%
2,932	Prosus NV	127,965

Denmark — 4.2%
1,927	Novo Nordisk A/S, Class B	228,564

France — 4.0%
931	Safran SA	219,086

Hong Kong — 3.4%
20,949	AIA Group Ltd.	182,945

India — 1.9%
3,400	ICICI Bank Ltd., ADR	101,490

Ireland — 2.5%
378	Accenture Plc, Class A	133,616

Japan — 1.7%
1,500	Recruit Holdings Co. Ltd.	91,129

Singapore — 4.1%
7,443	DBS Group Holdings Ltd.	220,419

Switzerland — 2.7%
2,546	ABB Ltd.	147,708

Taiwan — 3.5%
1,106	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	192,079

United Kingdom — 2.2%
1,855	Unilever Plc	120,266

United States — 63.2%
1,356	Amazon.com, Inc.*	252,664
34	AutoZone, Inc.*	107,101
1,319	Blackstone, Inc.	201,978
900	Broadcom, Inc.	155,250
1,700	CRH Plc	157,658
541	HCA Healthcare, Inc.	219,879

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Global Equity Leaders Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value

460	Home Depot, Inc. (The)	$186,392
225	Intuit, Inc.	139,725
673	JPMorgan Chase & Co.	141,909
200	McKesson Corp.	98,884
774	Microsoft Corp.	333,052
231	Netflix, Inc.*	163,841
1,400	NVIDIA Corp.	170,016
1,100	Procter & Gamble Co. (The)	190,520
808	Prologis, Inc., REIT	102,034
618	Salesforce, Inc.	169,153
448	UnitedHealth Group, Inc.	261,937
978	Valero Energy Corp.	132,059
658	Visa, Inc., Class A	180,917
325	Waste Management, Inc.	67,470

		3,432,439

Total Common Stocks		5,385,242

(Cost $4,400,913)

Investment Company — 1.2%
65,972	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	65,972

Total Investment Company		65,972

(Cost $65,972)

Total Investments		$5,451,214
(Cost $4,466,885)(b) — 100.4%

Liabilities in excess of other assets — (0.4)%		(21,938)

NET ASSETS — 100.0%		$5,429,276

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund

September 30, 2024 (Unaudited)

Shares		Value

Common Stocks — 97.2%
Australia — 2.4%
6,939	Rio Tinto Plc	$492,583

Austria — 3.1%
11,485	Erste Group Bank AG	629,361

Belgium — 3.2%
9,627	Anheuser-Busch InBev NV	637,955

China — 2.3%
36,246	Wanhua Chemical Group Co. Ltd., Class A	465,665

Denmark — 5.5%
9,395	Novo Nordisk A/S, Class B	1,114,355

France — 8.7%
1,949	Capgemini SE	420,790
3,291	Publicis Groupe SA	360,155
4,160	Safran SA	978,944

		1,759,889

Germany — 0.8%
2,469	Mercedes-Benz Group AG	159,989

Hong Kong — 5.2%
119,600	AIA Group Ltd.	1,044,450

India — 4.6%
62,041	ICICI Bank Ltd.	941,507

Italy — 2.0%
92,238	Intesa Sanpaolo SpA	394,843

Japan — 14.8%
30,300	Astellas Pharma, Inc.	350,188
22,000	MISUMI Group, Inc.	399,058
28,800	Mitsubishi Electric Corp.	467,163
19,600	Oriental Land Co. Ltd	507,001
8,800	Recruit Holdings Co. Ltd.	534,621
40,000	Santen Pharmaceutical Co. Ltd.	485,573
12,000	Sumitomo Mitsui Financial Group, Inc.	256,400

		3,000,004

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value

Luxembourg — 1.6%
5,205	Eurofins Scientific SE	$330,003

Netherlands — 3.7%
1,711	BE Semiconductor Industries NV	218,222
16,628	Shell Plc	539,441

		757,663

Singapore — 4.1%
27,769	DBS Group Holdings Ltd.	822,360

South Africa — 4.4%
3,710	Naspers Ltd., Class N	899,722

Spain — 1.4%
4,823	Industria de Diseno Textil SA	285,649

Switzerland — 4.6%
9,481	ABB Ltd.	550,046
256	Partners Group Holding AG	385,965

		936,011

Taiwan — 6.4%
7,518	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,305,651

Thailand — 2.2%
504,800	Minor International Public Co. Ltd.	441,821

United Kingdom — 15.2%
8,327	Croda International Plc	470,494
67,786	Haleon Plc	354,690
6,801	InterContinental Hotels Group Plc	740,630
1,640	London Stock Exchange Group Plc	224,534
45,235	National Grid Plc	625,284
10,196	Unilever Plc	661,808

		3,077,440

Zambia — 1.0%
14,193	First Quantum Minerals Ltd.*	193,515

Total Common Stocks		19,690,436

(Cost $16,955,967)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value
Investment Company — 0.1%
17,587	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (a)	$17,587

Total Investment Company		17,587

(Cost $17,587)

Total Investments		$19,708,023
(Cost $16,973,554)(b) — 97.3%

Other assets in excess of liabilities — 2.7%		552,448

NET ASSETS — 100.0%		$20,260,471

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund

September 30, 2024 (Unaudited)

Shares		Value
Common Stocks — 97.8%
Australia — 7.8%
4,745	BHP Group Ltd.	$147,314
2,695	CSL Ltd.	532,353
577	Flutter Entertainment Plc*	135,683
2,312	Macquarie Group Ltd.	369,947
23,000	Paladin Energy Ltd.*	183,638
3,778	Rio Tinto Plc	268,191
46,772	Santos Ltd.	226,630
1,877	WiseTech Global Ltd.	177,745

		2,041,501

China — 1.6%
85,300	Budweiser Brewing Co. APAC Ltd.(a)	112,564
5,400	Tencent Holdings Ltd.	300,266

		412,830

Denmark — 5.2%
9,082	Novo Nordisk A/S, Class B	1,077,230
3,934	Novonesis (Novozymes), Class B	283,230

		1,360,460

Finland — 1.3%
7,307	Sampo Oyj, Class A	340,801

France — 10.6%
2,256	Air Liquide SA	435,657
3,047	EssilorLuxottica SA	721,908
831	LVMH Moet Hennessy Louis Vuitton SE	637,274
1,982	Schneider Electric SE	522,471
7,130	TotalEnergies SE	462,989

		2,780,299

Germany — 2.4%
967	Allianz SE	318,065
961	Deutsche Boerse AG	225,613
1,403	Mercedes-Benz Group AG	90,913

		634,591

Hong Kong — 1.3%
39,600	AIA Group Ltd.	345,821

Ireland — 4.1%
28,071	Bank of Ireland Group Plc	313,484
4,119	CRH Plc	376,977
8,390	Ryanair Holdings Plc, ADR	379,060

		1,069,521

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value
Japan — 21.1%
9,400	Daiichi Sankyo Co. Ltd.	$310,504
37,600	Hitachi Ltd.	997,052
1,700	Hoya Corp.	235,456
850	Keyence Corp.	407,373
31,300	Mitsubishi Corp.	650,409
42,000	Mitsubishi Heavy Industries Ltd.	627,648
67,400	Mitsubishi UFJ Financial Group, Inc.	692,104
3,500	Nintendo Co. Ltd.	187,080
27,500	Sony Group Corp.	534,259
32,500	TDK Corp.	415,166
12,300	Tokio Marine Holdings, Inc.	453,555

		5,510,606

Netherlands — 8.2%
826	ASML Holding NV	687,117
1,249	BE Semiconductor Industries NV	159,298
5,170	Heineken NV	458,942
33,388	ING Groep NV	605,759
4,456	NN Group NV	222,337

		2,133,453

Norway — 1.7%
6,699	Aker BP ASA	143,379
15,240	DNB Bank ASA	312,527

		455,906

Singapore — 0.7%
6,600	DBS Group Holdings Ltd.	195,454

Spain — 2.5%
2,958	Amadeus IT Group SA	214,226
28,028	Iberdrola SA	433,289

		647,515

Sweden — 3.3%
11,145	Assa Abloy AB, Class B	375,474
13,540	Atlas Copco AB, Class A	262,411
21,829	Hexagon AB, Class B	235,122

		873,007

Switzerland — 5.7%
1,780	Nestle SA	178,877
1,750	Roche Holding AG	560,030
600	Sika AG	198,879
17,630	UBS Group AG	545,544

		1,483,330

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Equity Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value
Taiwan — 2.7%
23,376	Taiwan Semiconductor Manufacturing Co. Ltd.	$704,884

United Kingdom — 17.6%
6,481	Ashtead Group Plc	502,153
3,052	AstraZeneca Plc	475,460
47,038	Barratt Developments Plc	301,777
29,499	BP Plc	153,853
6,821	British American Tobacco Plc	248,681
2,550	Coca-Cola Europacific Partners Plc	200,813
3,811	DCC Plc	260,175
11,195	Diageo Plc	391,040
5,153	Experian Plc	271,407
4,237	London Stock Exchange Group Plc	580,092
49,981	NatWest Group Plc	231,380
9,625	RELX Plc	453,393
8,238	Unilever Plc	534,097

		4,604,321

Total Common Stocks		25,594,300

(Cost $20,684,765)

Investment Company — 2.0%
521,769	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	521,769

Total Investment Company		521,769

(Cost $521,769)

Total Investments		$26,116,069
(Cost $21,206,534)(c) — 99.8%

Other assets in excess of liabilities — 0.2%		52,798

NET ASSETS — 100.0%		$26,168,867

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund

September 30, 2024 (Unaudited)

Shares		Value
Common Stocks — 98.8%
Australia — 3.7%
5,422	Paladin Energy Ltd.*	$43,291
772	Pro Medicus Ltd.	95,021
24,083	Steadfast Group Ltd.	94,267

		232,579

Belgium — 3.6%
3,038	Azelis Group NV	66,563
12	Lotus Bakeries NV	161,030

		227,593

Denmark — 2.7%
1,780	Novonesis (Novozymes), Class B	128,152
3,021	Scandinavian Tobacco Group A/S(a)	46,319

		174,471

France — 4.3%
978	Gaztransport Et Technigaz SA	138,286
564	Remy Cointreau SA	43,935
2,002	Technip Energies NV	48,374
1,389	Verallia SA(a)	40,653

		271,248

Germany — 5.5%
1,140	CTS Eventim AG & Co. KGaA	118,703
2,176	Freenet AG	64,776
100	Rational AG	102,095
1,629	Stabilus SE	66,634

		352,208

India — 8.0%
30,289	Aditya Birla Capital Ltd.*	85,760
817	AIA Engineering Ltd.	42,309
350	Dixon Technologies India Ltd.	57,589
4,950	KPIT Technologies Ltd.	96,101
3,190	Phoenix Mills Ltd. (The)	70,177
8,740	Sona Blw Precision Forgings Ltd.(a)	77,470
10,795	Varun Beverages Ltd.	78,101

		507,507

Indonesia — 2.8%
72,700	Indosat Tbk PT	52,614
413,800	Mayora Indah Tbk PT	77,627
891,200	Sarana Menara Nusantara Tbk PT	50,272

		180,513

Japan — 20.5%
8,800	Asics Corp.	184,872
5,300	Fujikura Ltd.	180,094

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value

5,700	Isetan Mitsukoshi Holdings Ltd.	$89,481
3,200	Kawasaki Heavy Industries Ltd.	131,165
3,200	Nippon Sanso Holdings Corp.	117,450
2,400	Organo Corp.	117,458
6,800	Ryohin Keikaku Co. Ltd.	124,867
7,200	Sanrio Co. Ltd.	207,505
5,500	TBS Holdings, Inc.	150,537

		1,303,429

New Zealand — 2.0%
2,414	Fisher & Paykel Healthcare Corp. Ltd.	53,509
9,508	Infratil Ltd.	74,104

		127,613

Norway — 6.8%
4,572	Aker BP ASA	97,855
4,203	Nordic Semiconductor ASA*	42,501
13,135	SpareBank 1 SMN	191,075
8,938	Veidekke ASA	104,576

		436,007

Philippines — 2.3%
19,970	International Container Terminal Services, Inc.	144,720

Spain — 2.1%
1,678	Laboratorios Farmaceuticos Rovi SA	133,774

Sweden — 9.2%
9,852	Alimak Group AB(a)	110,199
801	Camurus AB*	51,005
10,610	Hexpol AB	109,725
934	MIPS AB	49,761
2,511	Sdiptech AB, Class B*	73,729
6,005	Sweco AB, Class B	101,744
2,913	Thule Group AB(a)	88,940

		585,103

Switzerland — 1.1%
418	Sulzer AG	68,583

Taiwan — 5.5%
558	ASPEED Technology, Inc.	75,455
5,682	Lai Yih Footwear Co. Ltd.	62,864
2,000	Lotes Co. Ltd.	87,253
1,998	Voltronic Power Technology Corp.	127,710

		353,282

Thailand — 1.6%
440	Fabrinet*	104,034

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Small Cap Equity Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value

United Kingdom — 13.7%
5,379	Auto Trader Group Plc(a)	$62,532
21,688	Barratt Developments Plc	139,142
2,561	Cranswick Plc	172,139
3,527	Fevertree Drinks Plc	38,821
14,941	GB Group Plc	62,225
10,033	Howden Joinery Group Plc	121,924
15,089	OSB Group Plc	78,961
6,686	Rightmove Plc	55,270
2,424	Softcat Plc	50,340
11,098	Volution Group Plc	90,757

		872,111

United States — 1.4%
6,995	Life360, Inc.*,(a)	91,633

Vietnam — 2.0%
23,540	FPT Corp.	128,883

Total Common Stocks		6,295,291

(Cost $4,998,444)

Investment Company — 2.9%
189,190	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	189,190

Total Investment Company		189,190

(Cost $189,190)

Total Investments		$6,484,481
(Cost $5,187,634)(c) — 101.7%

Liabilities in excess of other assets — (1.7)%		(110,870)

NET ASSETS — 100.0%		$6,373,611

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.
(c)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund

September 30, 2024 (Unaudited)

Shares		Value

Common Stocks — 100.0%
China — 95.3%
36,116	Alibaba Group Holding Ltd.	$479,938
2,200	Asymchem Laboratories Tianjin Co. Ltd., Class A	25,864
3,000	BYD Co. Ltd., Class H	107,034
125,476	China Construction Bank Corp., Class H	93,568
25,900	China Construction Bank Corp., Class A	29,130
1,700	China CSSC Holdings Ltd., Class A	10,079
30,185	China Mengniu Dairy Co. Ltd.	70,804
19,577	China Merchants Bank Co. Ltd., Class H	94,868
34,000	China Oilfield Services Ltd., Class H	31,191
9,000	China Railway Group Ltd., Class H	4,662
34,197	China Resources Land Ltd.	123,017
5,500	Contemporary Amperex Technology Co. Ltd., Class A	193,292
2,000	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,422
12,374	Fuyao Glass Industry Group Co. Ltd., Series H(a)	83,160
9,600	Hexing Electrical Co. Ltd., Class A	65,105
20,318	Hygeia Healthcare Holdings Co. Ltd.*,(a)	61,186
80,383	Industrial & Commercial Bank of China Ltd., Class H	47,367
16,454	Innovent Biologics, Inc.*,(a)	98,681
900	JD.com, Inc., ADR	36,000
6,150	JD.com, Inc., Class A	123,356
99,778	Jiangsu Zhongtian Technology Co. Ltd., Class A	218,646
26,517	Jinan Shengquan Group Share Holding Co. Ltd., Class A	80,105
602	Kanzhun Ltd., ADR	10,451
4,751	KE Holdings, Inc., ADR	94,592
50	Kweichow Moutai Co. Ltd., Class A	12,252
4,000	Luxshare Precision Industry Co. Ltd., Class A	24,558
16,090	Meituan, Class B*,(a)	341,677
12,936	Midea Group Co. Ltd.*	123,555
11,700	Muyuan Foods Co. Ltd., Class A*	76,469
4,450	NetEase, Inc.	83,125
19,176	New Horizon Health Ltd.*,(a),(b),(c)	0
705	New Oriental Education & Technology Group, Inc.	5,380
2,000	New Oriental Education & Technology Group, Inc., ADR	151,680
24,600	Ningbo Orient Wires & Cables Co. Ltd., Class A	192,347
2,063	PDD Holdings, Inc. , ADR*	278,113
24,612	Ping An Insurance Group Co. of China Ltd., Series H	154,552
1,524	Shenzhen Inovance Technology Co. Ltd., Class A	13,430
8,133	Shenzhou International Group Holdings Ltd.	72,001
4,700	Sieyuan Electric Co. Ltd., Class A	49,322
18,449	Sunresin New Materials Co. Ltd., Class A	148,270
9,000	TAL Education Group, ADR*	106,560
8,286	Tencent Holdings Ltd.	460,742
1,922	Trip.com Group Ltd.*	115,644
900	Zhongji Innolight Co. Ltd., Class A	19,881

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value

35,704	Zijin Mining Group Co. Ltd., Class H	$79,714
15,000	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	10,960

		4,704,750

Hong Kong — 1.3%
600	Futu Holdings Ltd., ADR*	57,390
500	Techtronic Industries Co. Ltd.	7,464

		64,854

Japan — 0.4%
988	PeptiDream, Inc.*	18,383

Korea — 0.5%
173	SK Hynix, Inc.	23,154

South Africa — 2.1%
434	Naspers Ltd., Class N	105,251

Taiwan — 0.4%
2,000	Hon Hai Precision Industry Co. Ltd.	11,775
142	Taiwan Semiconductor Manufacturing Co. Ltd.	4,282
64	Voltronic Power Technology Corp.	4,091

		20,148

Total Common Stocks		4,936,540

(Cost $4,128,709)

Total Investments		$4,936,540
(Cost $4,128,709)(d) — 100.0%

Other assets in excess of liabilities — 0.0%		1,498

NET ASSETS — 100.0%		$4,938,038

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC China Equity Fund (cont.)

September 30, 2024 (Unaudited)

Abbreviations used are defined below:

ADR - American Depositary Receipt

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2024 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $3,209,856,119 and $54,114,322, respectively)	$3,621,126,363	$65,954,896
Affiliated investments (cost $14,458,883 and $1,167,030, respectively)	14,458,883	1,167,030
Cash	1,511	12
Foreign currency, at value (cost $1,107,275 and $22,978, respectively)	1,106,212	23,005
Interest and dividend receivable	5,798,122	87,714
Receivable for capital shares issued	3,642,341	696,400
Prepaid expenses and other assets	37,265	2,507

Total Assets	3,646,170,697	67,931,564

Liabilities:
Current tax payable	27,396,849	528,549
Professional fees payable	3,106	—
Distributions payable	3	—
Payable for capital shares redeemed	6,624,144	—
Payable for investments purchased	6,249,999	—
Accrued expenses and other payables:
Investment advisory fees	1,742,435	20,511
Accounting fees	35,063	36,044
Audit fees	17,125	16,591
Distribution fees	57,611	3,175
Custodian fees	109,845	2,886
Shareholder reports	16,834	4,237
Transfer agent fees	596,360	2,341
Other	40,091	14,804

Total Liabilities	42,889,465	629,138

Net Assets	$3,603,281,232	$67,302,426

Net Assets Consists of:
Capital	$3,206,163,963	$53,827,966
Accumulated earnings	397,117,269	13,474,460

Net Assets	$3,603,281,232	$67,302,426

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024 (Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Net Assets
Class A	$53,065,633	$8,143,211
Class I	3,094,595,079	57,777,156
Class R6	455,620,520	1,382,059

Total	$3,603,281,232	$67,302,426

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	3,724,122	602,904
Class I	213,393,572	4,267,787
Class R6	31,260,151	102,116

Total	248,377,845	4,972,807

Net Asset Values and Redemption Prices Per Share:
Class A	$14.25	$13.51

Class I	$14.50	$13.54

Class R6	$14.58	$13.53

Maximum Offering Price Per Share:
Class A	$15.12	$14.33

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024 (Unaudited)

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $54,799,095 and $421,678,638, respectively)	$63,213,093	$510,886,068
Affiliated investments (cost $312,819 and $5,189,198, respectively)	312,819	5,189,198
Cash	3	1,789
Foreign currency, at value (cost $6,312 and $0, respectively)	6,312	—
Interest and dividend receivable	217,437	1,341,143
Receivable for capital shares issued	119	64,665
Receivable for investments sold	314,667	—
Prepaid expenses and other assets	17,085	20,809

Total Assets	64,081,535	517,503,672

Liabilities:
Foreign currency overdraft, at value (cost $0 and $8,521, respectively)	—	8,564
Current tax payable	410,647	280,948
Professional fees payable	4,183	944
Payable for capital shares redeemed	657	60,633
Payable for investments purchased	457,053	—
Accrued expenses and other payables:
Investment advisory fees	13,582	232,188
Accounting fees	7,787	11,496
Audit fees	19,365	19,231
Trustees’ fees	191	82
Distribution fees	59	150
Custodian fees	12,298	3,793
Shareholder reports	4,891	2,065
Transfer agent fees	10,410	46,871
Other	14,866	17,310

Total Liabilities	955,989	684,275

Net Assets	$63,125,546	$516,819,397

Net Assets Consists of:
Capital	$65,442,918	$487,130,606
Accumulated earnings	(2,317,372)	29,688,791

Net Assets	$63,125,546	$516,819,397

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024 (Unaudited)

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Net Assets
Class A	$17,324	$48,785
Class I	63,002,610	381,187,480
Class R6	105,612	135,583,132

Total	$63,125,546	$516,819,397

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,905	2,319
Class I	6,910,372	18,063,632
Class R6	12,100	6,401,844

Total	6,924,377	24,467,795

Net Asset Values and Redemption Prices Per Share:
Class A	$9.09	$21.04

Class I	$9.12	$21.10

Class R6	$8.73	$21.18

Maximum Offering Price Per Share:
Class A	$9.64	$22.32

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024 (Unaudited)

	RBC Global Equity Leaders Fund	RBC International Opportunities Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $4,400,913 and $16,955,967, respectively)	$5,385,242	$19,690,436
Affiliated investments (cost $65,972 and $17,587, respectively)	65,972	17,587
Cash	—	3
Foreign currency, at value (cost $0 and $117,691, respectively)	—	117,531
Interest and dividend receivable	7,506	542,927
Receivable from advisor	11,761	13,548
Receivable for capital shares issued	—	1,456
Prepaid expenses and other assets	7,474	15,049

Total Assets	5,477,955	20,398,537

Liabilities:
Foreign currency overdraft, at value (cost $5 and $0, respectively)	5	—
Current tax payable	—	48,776
Professional fees payable	2,335	3,155
Accrued expenses and other payables:
Accounting fees	7,349	7,484
Audit fees	19,372	19,625
Trustees’ fees	—	1,106
Distribution fees	6,090	124
Custodian fees	40	11,399
Shareholder reports	4,858	6,187
Transfer agent fees	2,652	28,159
Other	5,978	12,051

Total Liabilities	48,679	138,066

Net Assets	$5,429,276	$20,260,471

Net Assets Consists of:
Capital	$5,063,348	$23,161,512
Accumulated earnings	365,928	(2,901,041)

Net Assets	$5,429,276	$20,260,471

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024 (Unaudited)

	RBC Global Equity Leaders Fund	RBC International Opportunities Fund
Net Assets
Class A	$1,079,497	$131,110
Class I	3,261,195	20,112,489
Class R6	1,088,584	16,872

Total	$5,429,276	$20,260,471

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	101,309	12,056
Class I	305,483	1,829,593
Class R6	101,932	1,521

Total	508,724	1,843,170

Net Asset Values and Redemption Prices Per Share:
Class A	$10.66	$10.88

Class I	$10.68	$10.99

Class R6	$10.68	$11.09

Maximum Offering Price Per Share:
Class A	$11.31	$11.54

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024 (Unaudited)

	RBC International Equity Fund	RBC International Small Cap Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $20,684,765 and $4,998,444, respectively)	$25,594,300	$6,295,291
Affiliated investments (cost $521,769 and $189,190, respectively)	521,769	189,190
Foreign currency, at value (cost $283 and $59, respectively)	283	58
Interest and dividend receivable	136,377	18,596
Receivable from advisor	—	6,398
Prepaid expenses and other assets	2,521	2,552

Total Assets	26,255,250	6,512,085

Liabilities:
Current tax payable	—	25,935
Professional fees payable	—	4,444
Payable for investments purchased	—	20,869
Accrued expenses and other payables:
Investment advisory fees	2,989	—
Accounting fees	35,817	35,690
Audit fees	16,663	19,374
Distribution fees	5,020	2,365
Custodian fees	262	4,424
Shareholder reports	4,697	4,858
Transfer agent fees	2,653	2,654
Other	18,282	17,861

Total Liabilities	86,383	138,474

Net Assets	$26,168,867	$6,373,611

Net Assets Consists of:
Capital	$20,400,107	$5,034,505
Accumulated earnings	5,768,760	1,339,106

Net Assets	$26,168,867	$6,373,611

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024 (Unaudited)

	RBC International Equity Fund	RBC International Small Cap Equity Fund
Net Assets
Class A	$1,314,812	$634,683
Class I	22,890,274	4,462,722
Class R6	1,963,781	1,276,206

Total	$26,168,867	$6,373,611

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	102,558	50,238
Class I	1,781,697	352,520
Class R6	152,789	100,769

Total	2,037,044	503,527

Net Asset Values and Redemption Prices Per Share:
Class A	$12.82	$12.63

Class I	$12.85	$12.66

Class R6	$12.85	$12.66

Maximum Offering Price Per Share:
Class A	$13.60	$13.40

Maximum Sales Charge - Class A	5.75%	5.75%

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024 (Unaudited)

RBC China Equity Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $4,128,709)	$4,936,540
Cash	121,301
Interest and dividend receivable	2,771
Receivable from advisor	16,951
Receivable for investments sold	71,894
Prepaid expenses and other assets	32,724

Total Assets	5,182,181

Liabilities:
Foreign currency overdraft, at value (cost $50)	50
Professional fees payable	2,334
Payable for investments purchased	192,067
Accrued expenses and other payables:
Accounting fees	5,919
Audit fees	19,376
Trustees’ fees	4
Distribution fees	2,713
Custodian fees	3,974
Shareholder reports	4,893
Transfer agent fees	2,648
Other	10,165

Total Liabilities	244,143

Net Assets	$4,938,038

Net Assets Consists of:
Capital	$5,081,730
Accumulated earnings	(143,692)

Net Assets	$4,938,038

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

RBC China Equity Fund
Net Assets
Class A	$490,946
Class I	3,457,900
Class R6	989,192

Total	$4,938,038

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	50,899
Class I	357,961
Class R6	102,369

Total	511,229

Net Asset Values and Redemption Prices Per Share:
Class A	$9.65

Class I	$9.66

Class R6	$9.66

Maximum Offering Price Per Share:
Class A	$10.24

Maximum Sales Charge - Class A	5.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended September 30, 2024

(Unaudited)

	RBC Emerging Markets Equity Fund	RBC Emerging Markets ex-China Equity Fund
Investment Income:
Dividend income - unaffiliated	$52,342,045	$753,689
Dividend income - affiliated	1,025,655	26,941
Foreign tax withholding	(6,311,227)	(122,038)

Total Investment Income	47,056,473	658,592
Expenses:
Investment advisory fees	12,666,716	223,819
Distribution fees–Class A	145,307	1,425
Accounting fees	116,867	29,927
Audit fees	20,728	19,394
Custodian fees	632,018	26,654
Insurance fees	2,960	1,695
Legal fees	44,804	698
Registrations and filing fees	56,723	21,931
Shareholder reports	131,356	11,640
Transfer agent fees–Class A	630,496	1,767
Transfer agent fees–Class I	1,419,096	23,854
Transfer agent fees–Class R6	2,283	1,763
Trustees’ fees and expenses	51,877	838
Tax expense	14,563	4,017
Other fees	31,517	(18,186)

Total expenses before fee waiver/reimbursement	15,967,311	351,236
Expenses waived/reimbursed by:
Advisor	(1,936,091)	(104,524)

Net expenses	14,031,220	246,712

Net Investment Income	33,025,253	411,880

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	26,280,062	1,120,564
Foreign currency transactions	(1,138,373)	(44,456)
Foreign tax	(1,806,017)	(22,201)

Net realized gains	23,335,672	1,053,907
Net change in unrealized appreciation/ (depreciation) on:
Investments	407,408,074	5,108,495
Foreign currency	155,936	3,979
Foreign tax	(14,614,361)	(382,964)

Net unrealized gains	392,949,649	4,729,510

Change in net assets resulting from operations	$449,310,574	$6,195,297

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended September 30, 2024 (Unaudited)

	RBC Emerging Markets Value Equity Fund	RBC Global Opportunities Fund
Investment Income:
Dividend income - unaffiliated	$1,422,488	$4,954,390
Dividend income - affiliated	11,678	127,519
Foreign tax withholding	(142,603)	(331,493)

Total Investment Income	1,291,563	4,750,416
Expenses:
Investment advisory fees	239,649	1,616,297
Distribution fees–Class A	20	58
Accounting fees	36,001	38,607
Audit fees	19,415	19,657
Custodian fees	43,185	28,661
Insurance fees	1,695	1,830
Legal fees	1,196	8,563
Registrations and filing fees	33,684	31,524
Shareholder reports	12,428	18,228
Transfer agent fees–Class A	1,775	1,797
Transfer agent fees–Class I	30,084	168,294
Transfer agent fees–Class R6	1,764	2,098
Trustees’ fees and expenses	1,187	8,953
Tax expense	4,527	3,272
Other fees	12,251	8,287

Total expenses before fee waiver/reimbursement	438,861	1,956,126
Expenses waived/reimbursed by:
Advisor	(146,301)	(127,678)

Net expenses	292,560	1,828,448

Net Investment Income	999,003	2,921,968

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(7,199)	13,283,065
Foreign currency transactions	(40,864)	(237,510)
Foreign tax	(90,976)	(9,942)

Net realized gains/(losses)	(139,039)	13,035,613
Net change in unrealized appreciation/ (depreciation) on:
Investments	5,786,914	24,956,576
Foreign currency	(931)	45,731
Foreign tax	(128,722)	(277,919)

Net unrealized gains	5,657,261	24,724,388

Change in net assets resulting from operations	$6,517,225	$40,681,969

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended September 30, 2024 (Unaudited)

	RBC Global Equity Leaders Fund	RBC International Opportunities Fund
Investment Income:
Dividend income - unaffiliated	$51,401	$1,174,389
Dividend income - affiliated	1,576	10,356
Foreign tax withholding	(3,316)	(124,761)

Total Investment Income	49,661	1,059,984
Expenses:
Investment advisory fees	16,624	171,984
Distribution fees–Class A	1,272	563
Accounting fees	23,586	28,773
Audit fees	19,376	19,458
Custodian fees	2,622	27,687
Insurance fees	1,695	1,695
Legal fees	77	1,806
Registrations and filing fees	29,695	31,265
Shareholder reports	11,273	13,067
Transfer agent fees–Class A	1,763	2,253
Transfer agent fees–Class I	1,767	51,229
Transfer agent fees–Class R6	1,763	1,794
Trustees’ fees and expenses	90	1,524
Tax expense	2,354	3,650
Other fees	2,560	18,800

Total expenses before fee waiver/reimbursement	116,517	375,548
Expenses waived/reimbursed by:
Advisor	(96,372)	(163,943)

Net expenses	20,145	211,605

Net Investment Income	29,516	848,379

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	251,904	5,186,445
Foreign currency transactions	(2,271)	(232,867)
Foreign tax	—	(93,050)

Net realized gains	249,633	4,860,528
Net change in unrealized appreciation/ (depreciation) on:
Investments	197,724	(1,380,240)
Foreign currency	282	19,700
Foreign tax	—	13,193

Net unrealized gains/(losses)	198,006	(1,347,347)

Change in net assets resulting from operations	$477,155	$4,361,560

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended September 30, 2024 (Unaudited)

	RBC International Equity Fund	RBC International Small Cap Equity Fund
Investment Income:
Dividend income - unaffiliated	$444,746	$83,850
Dividend income - affiliated	9,917	3,437
Foreign tax withholding	(55,769)	(12,957)

Total Investment Income	398,894	74,330
Expenses:
Investment advisory fees	86,275	26,146
Distribution fees–Class A	1,571	732
Accounting fees	33,949	34,154
Audit fees	19,386	19,376
Custodian fees	5,730	3,088
Insurance fees	1,695	1,695
Legal fees	388	91
Registrations and filing fees	21,811	21,811
Shareholder reports	11,450	11,272
Transfer agent fees–Class A	1,772	1,764
Transfer agent fees–Class I	1,767	1,767
Transfer agent fees–Class R6	1,764	1,764
Trustees’ fees and expenses	455	105
Tax expense	3,986	4,478
Other fees	(19,014)	(19,108)

Total expenses before fee waiver/reimbursement	172,985	109,135
Expenses waived/reimbursed by:
Advisor	(73,424)	(79,723)

Net expenses	99,561	29,412

Net Investment Income	299,333	44,918

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	605,841	165,670
Foreign currency transactions	(11,967)	(5,383)
Foreign tax	—	(4,483)

Net realized gains	593,874	155,804
Net change in unrealized appreciation/ (depreciation) on:
Investments	881,820	603,285
Foreign currency	3,034	643
Foreign tax	—	(8,375)

Net unrealized gains	884,854	595,553

Change in net assets resulting from operations	$1,778,061	$796,275

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended September 30, 2024 (Unaudited)

RBC China Equity Fund
Investment Income:
Interest income	$856
Dividend income	89,440
Foreign tax withholding	(6,902)

Total Investment Income	83,394
Expenses:
Investment advisory fees	17,094
Distribution fees–Class A	531
Accounting fees	30,223
Audit fees	19,376
Custodian fees	13,461
Insurance fees	1,695
Legal fees	74
Registrations and filing fees	40,729
Shareholder reports	11,236
Transfer agent fees–Class A	1,763
Transfer agent fees–Class I	1,755
Transfer agent fees–Class R6	1,763
Trustees’ fees and expenses	75
Tax expense	2,355
Other fees	2,564

Total expenses before fee waiver/reimbursement	144,694
Expenses waived/reimbursed by:
Advisor	(121,941)

Net expenses	22,753

Net Investment Income	60,641

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(101,240)
Foreign currency transactions	(2,403)

Net realized losses	(103,643)
Net change in unrealized appreciation on:
Investments	899,881
Foreign currency	54

Net unrealized gains	899,935

Change in net assets resulting from operations	$856,933

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets Equity Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$33,025,253	$31,503,923
Net realized gains from investments and foreign currency	23,335,672	43,060,341
Net change in unrealized appreciation on investments and foreign currency	392,949,649	93,684,838

Change in net assets resulting from operations	449,310,574	168,249,102

Distributions to Shareholders:
Class A	—	(1,710,440)
Class I	—	(36,260,758)
Class R6	—	(3,349,018)

Change in net assets resulting from shareholder distributions	—	(41,320,216)

Capital Transactions: (Note 6)
Proceeds from shares issued	594,748,463	1,005,736,583
Distributions reinvested	—	35,454,193
Cost of shares redeemed	(329,072,968)	(400,059,663)

Change in net assets resulting from capital transactions	265,675,495	641,131,113

Net increase in net assets	714,986,069	768,059,999
Net Assets:
Beginning of period	2,888,295,163	2,120,235,164

End of period	$3,603,281,232	$2,888,295,163

Share Transactions:
Issued	44,232,652	82,726,497
Reinvested	—	2,921,162
Redeemed	(24,703,493)	(32,892,541)

Change in shares resulting from capital transactions	19,529,159	52,755,118

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets ex-China Equity Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$411,880	$463,007
Net realized gains from investments and foreign currency	1,053,907	970,943
Net change in unrealized appreciation on investments and foreign currency	4,729,510	5,173,950

Change in net assets resulting from operations	6,195,297	6,607,900

Distributions to Shareholders:
Class A	—	(10,671)
Class I	—	(770,425)
Class R6	—	(24,019)

Change in net assets resulting from shareholder distributions	—	(805,115)

Capital Transactions: (Note 6)
Proceeds from shares issued	10,966,594	10,189,491
Distributions reinvested	—	778,115
Cost of shares redeemed	(43,413)	(468,337)

Change in net assets resulting from capital transactions	10,923,181	10,499,269

Net increase in net assets	17,118,478	16,302,054
Net Assets:
Beginning of period	50,183,948	33,881,894

End of period	$67,302,426	$50,183,948

Share Transactions:
Issued	840,685	853,713
Reinvested	—	68,556
Redeemed	(3,360)	(41,334)

Change in shares resulting from capital transactions	837,325	880,935

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Emerging Markets Value Equity Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$999,003	$1,353,349
Net realized losses from investments and foreign currency	(139,039)	(5,140,462)
Net change in unrealized appreciation on investments and foreign currency	5,657,261	10,467,958

Change in net assets resulting from operations	6,517,225	6,680,845

Distributions to Shareholders:
Class A	—	(539)
Class I	—	(2,454,615)
Class R6	—	(107,997)

Change in net assets resulting from shareholder distributions	—	(2,563,151)

Capital Transactions: (Note 6)
Proceeds from shares issued	3,544,121	12,750,210
Distributions reinvested	—	2,562,721
Cost of shares redeemed	(12,502,139)	(20,505,087)

Change in net assets resulting from capital transactions	(8,958,018)	(5,192,156)

Net decrease in net assets	(2,440,793)	(1,074,462)
Net Assets:
Beginning of period	65,566,339	66,640,801

End of period	$63,125,546	$65,566,339

Share Transactions:
Issued	421,050	1,633,491
Reinvested	—	339,167
Redeemed	(1,484,077)	(2,618,828)

Change in shares resulting from capital transactions	(1,063,027)	(646,170)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Global Opportunities Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$2,921,968	$3,812,893
Net realized gains/(losses) from investments and foreign currency	13,035,613	(36,773,037)
Net change in unrealized appreciation on investments and foreign currency	24,724,388	104,067,041

Change in net assets resulting from operations	40,681,969	71,106,897

Distributions to Shareholders:
Class A	—	(237)
Class I	—	(2,583,817)
Class R6	—	(1,027,909)

Change in net assets resulting from shareholder distributions	—	(3,611,963)

Capital Transactions: (Note 6)
Proceeds from shares issued	9,767,036	58,671,665
Distributions reinvested	—	3,279,711
Cost of shares redeemed	(28,775,752)	(101,548,774)

Change in net assets resulting from capital transactions	(19,008,716)	(39,597,398)

Net increase in net assets	21,673,253	27,897,536
Net Assets:
Beginning of period	495,146,144	467,248,608

End of period	$516,819,397	$495,146,144

Share Transactions:
Issued	488,257	3,443,002
Reinvested	—	187,754
Redeemed	(1,434,930)	(5,862,855)

Change in shares resulting from capital transactions	(946,673)	(2,232,099)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Global Equity Leaders Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$29,516	$36,697
Net realized gains/(losses) from investments and foreign currency	249,633	(470,529)
Net change in unrealized appreciation on investments and foreign currency	198,006	1,298,845

Change in net assets resulting from operations	477,155	865,013

Distributions to Shareholders:
Class A	—	(5,846)
Class I	—	(23,923)
Class R6	—	(8,403)

Change in net assets resulting from shareholder distributions	—	(38,172)

Capital Transactions: (Note 6)
Proceeds from shares issued	—	—
Distributions reinvested	—	38,173
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	—	38,173

Net increase in net assets	477,155	865,014
Net Assets:
Beginning of period	4,952,121	4,087,107

End of period	$5,429,276	$4,952,121

Share Transactions:
Issued	—	—
Reinvested	—	4,413
Redeemed	—	—

Change in shares resulting from capital transactions	—	4,413

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC International Opportunities Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$848,379	$1,863,495
Net realized gains/(losses) from investments and foreign currency	4,860,528	(9,466,794)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	(1,347,347)	7,165,018

Change in net assets resulting from operations	4,361,560	(438,281)

Distributions to Shareholders:
Class A	—	(8,179)
Class I	—	(1,168,495)
Class R6	—	(2,537)

Change in net assets resulting from shareholder distributions	—	(1,179,211)

Capital Transactions: (Note 6)
Proceeds from shares issued	1,085,103	16,272,050
Distributions reinvested	—	748,275
Cost of shares redeemed	(71,278,597)	(64,721,044)

Change in net assets resulting from capital transactions	(70,193,494)	(47,700,719)

Net decrease in net assets	(65,831,934)	(49,318,211)
Net Assets:
Beginning of period	86,092,405	135,410,616

End of period	$20,260,471	$86,092,405

Share Transactions:
Issued	104,463	1,661,002
Reinvested	—	77,789
Redeemed	(6,819,822)	(6,554,028)

Change in shares resulting from capital transactions	(6,715,359)	(4,815,237)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC International Equity Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$299,333	$395,607
Net realized gains/(losses) from investments and foreign currency	593,874	(41,196)
Net change in unrealized appreciation on investments and foreign currency	884,854	3,130,582

Change in net assets resulting from operations	1,778,061	3,484,993

Distributions to Shareholders:
Class A	—	(17,201)
Class I	—	(347,078)
Class R6	—	(30,540)

Change in net assets resulting from shareholder distributions	—	(394,819)

Capital Transactions: (Note 6)
Proceeds from shares issued	900	10,992
Distributions reinvested	—	394,819
Cost of shares redeemed	(90)	—

Change in net assets resulting from capital transactions	810	405,811

Net increase in net assets	1,778,871	3,495,985
Net Assets:
Beginning of period	24,389,996	20,894,011

End of period	$26,168,867	$24,389,996

Share Transactions:
Issued	74	919
Reinvested	—	36,058
Redeemed	(7)	—

Change in shares resulting from capital transactions	67	36,977

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC International Small Cap Equity Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$44,918	$67,421
Net realized gains/(losses) from investments and foreign currency	155,804	(164,118)
Net change in unrealized appreciation on investments and foreign currency	595,553	544,645

Change in net assets resulting from operations	796,275	447,948

Distributions to Shareholders:
Class A	—	(2,481)
Class I	—	(26,334)
Class R6	—	(8,037)

Change in net assets resulting from shareholder distributions	—	(36,852)

Capital Transactions: (Note 6)
Proceeds from shares issued	—	—
Distributions reinvested	—	36,852
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	—	36,852

Net increase in net assets	796,275	447,948
Net Assets:
Beginning of period	5,577,336	5,129,388

End of period	$6,373,611	$5,577,336

Share Transactions:
Issued	—	—
Reinvested	—	3,527
Redeemed	—	—

Change in shares resulting from capital transactions	—	3,527

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC China Equity Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$60,641	$26,150
Net realized losses from investments and foreign currency	(103,643)	(450,809)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	899,935	(219,365)

Change in net assets resulting from operations	856,933	(644,024)

Distributions to Shareholders:
Class A	—	(3,812)
Class I	—	(34,635)
Class R6	—	(10,352)

Change in net assets resulting from shareholder distributions	—	(48,799)

Capital Transactions: (Note 6)
Proceeds from shares issued	—	—
Distributions reinvested	—	48,799
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	—	48,799

Net increase/(decrease) in net assets	856,933	(644,024)
Net Assets:
Beginning of period	4,081,105	4,725,129

End of period	$4,938,038	$4,081,105

Share Transactions:
Issued	—	—
Reinvested	—	6,153
Redeemed	—	—

Change in shares resulting from capital transactions	—	6,153

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/24 (Unaudited)	$12.42	0.12	1.71	—	1.83	—	—	—	$14.25
Year Ended 3/31/24	11.85	0.13	0.61	—	0.74	(0.17)	—	(0.17)	12.42
Year Ended 3/31/23	12.52	0.18	(0.76)	—	(0.58)	(0.09)	—	(0.09)	11.85
Year Ended 3/31/22	14.64	0.11	(1.88)	—(b)	(1.77)	(0.15)	(0.20)	(0.35)	12.52
Year Ended 3/31/21	9.50	—(b)	5.25	—(b)	5.25	(0.11)	—	(0.11)	14.64
Year Ended 3/31/20	11.82	0.38(c)	(2.33)	—	(1.95)	(0.36)	(0.01)	(0.37)	9.50
Class I
Six Months Ended 9/30/24 (Unaudited)	$12.62	0.14	1.74	—	1.88	—	—	—	$14.50
Year Ended 3/31/24	12.04	0.16	0.62	—	0.78	(0.20)	—	(0.20)	12.62
Year Ended 3/31/23	12.76	0.20	(0.77)	—	(0.57)	(0.15)	—	(0.15)	12.04
Year Ended 3/31/22	14.91	0.14	(1.91)	—(b)	(1.77)	(0.18)	(0.20)	(0.38)	12.76
Year Ended 3/31/21	9.67	0.07	5.32	—(b)	5.39	(0.15)	—	(0.15)	14.91
Year Ended 3/31/20	12.01	0.44(c)	(2.39)	—	(1.95)	(0.38)	(0.01)	(0.39)	9.67
Class R6
Six Months Ended 9/30/24 (Unaudited)	$12.69	0.14	1.75	—	1.89	—	—	—	$14.58
Year Ended 3/31/24	12.10	0.17	0.62	—	0.79	(0.20)	—	(0.20)	12.69
Year Ended 3/31/23	12.82	0.20	(0.77)	—	(0.57)	(0.15)	—	(0.15)	12.10
Year Ended 3/31/22	14.98	0.15	(1.93)	—	(1.78)	(0.18)	(0.20)	(0.38)	12.82
Year Ended 3/31/21	9.72	0.07	5.34	—	5.41	(0.15)	—	(0.15)	14.98
Year Ended 3/31/20	12.07	0.38(c)	(2.34)	—	(1.96)	(0.38)	(0.01)	(0.39)	9.72

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)

Net investment income per share and the ratio of net investment income to average net assets include $0.27 and 2.30%, for Class A and $0.27 and 2.30% for Class I and $0.28 and 2.30% for the Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/24 (Unaudited)	14.73	%(c)	$ 53,066	1.13	%(d)	1.86	%(d)	2.20%	6%
Year Ended 3/31/24	6.29%		125,841	1.13	%(e)	1.11%		2.11%	34%
Year Ended 3/31/23	(4.57)%		124,373	1.13%		1.56%		1.82%	19%
Year Ended 3/31/22	(12.17)%		297,037	1.13%		0.77%		1.68%	14%
Year Ended 3/31/21	55.33%		287,862	1.13%		0.00%		1.45%	15%
Year Ended 3/31/20	(17.22)%		19,435	1.13%		3.19	%(f)	1.36%	20%
Class I
Six Months Ended 9/30/24 (Unaudited)	14.90	%(c)	$3,094,595	0.88	%(d)	2.10	%(d)	0.97%	6%
Year Ended 3/31/24	6.54%		2,496,784	0.88	%(e)	1.30%		1.00%	34%
Year Ended 3/31/23	(4.38)%		1,751,023	0.88%		1.73%		1.03%	19%
Year Ended 3/31/22	(11.97)%		2,111,110	0.88%		1.01%		0.99%	14%
Year Ended 3/31/21	55.77%		2,069,695	0.88%		0.57%		0.99%	15%
Year Ended 3/31/20	(16.97)%		1,047,077	0.88%		3.65	%(f)	1.02%	20%
Class R6
Six Months Ended 9/30/24 (Unaudited)	14.89	%(c)	$ 455,621	0.88	%(d)	2.08	%(d)	0.88%	6%
Year Ended 3/31/24	6.59%		265,671	0.88	%(e)	1.40%		0.88%	34%
Year Ended 3/31/23	(4.36)%		244,839	0.88%		1.70%		0.90%	19%
Year Ended 3/31/22	(11.99)%		248,557	0.88%		1.05%		0.88%	14%
Year Ended 3/31/21	55.70%		305,553	0.88%		0.58%		0.88%	15%
Year Ended 3/31/20	(16.97)%		146,156	0.88%		3.20	%(f)	0.91%	20%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(e) Ratios include line of credit interest expense which is less than 0.01%.

(f) Net investment income per share and the ratio of net investment income to average net assets include $0.27 and 2.30%, for Class A and $0.27 and 2.30% for Class I and $0.28 and 2.30% for the Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets ex-China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/24 (Unaudited)	$12.12	0.08	1.31	1.39	—	—	—	$13.51
Year Ended 3/31/24	10.40	0.11	1.82	1.93	(0.07)	(0.14)	(0.21)	12.12
Period Ended 3/31/23(b)	10.00	0.03	0.37	0.40	—	—	—	10.40
Class I
Six Months Ended 9/30/24 (Unaudited)	$12.14	0.09	1.31	1.40	—	—	—	$13.54
Year Ended 3/31/24	10.41	0.14	1.83	1.97	(0.10)	(0.14)	(0.24)	12.14
Period Ended 3/31/23(b)	10.00	0.03	0.38	0.41	—	—	—	10.41
Class R6
Six Months Ended 9/30/24 (Unaudited)	$12.13	0.10	1.30	1.40	—	—	—	$13.53
Year Ended 3/31/24	10.41	0.13	1.83	1.96	(0.10)	(0.14)	(0.24)	12.13
Period Ended 3/31/23(b)	10.00	0.04	0.37	0.41	—	—	—	10.41

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 15, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets ex-China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/24 (Unaudited)	11.47	%(c)	$ 8,143	1.13%(d)	1.24%(d)	1.73%(d)	6%
Year Ended 3/31/24	18.73%		617	1.13%	0.96%	2.60%	38%
Period Ended 3/31/23(e)	4.00	%(c)	520	1.13%(d)	1.06%(d)	4.27%(d)	2%
Class I
Six Months Ended 9/30/24 (Unaudited)	11.53	%(c)	$57,777	0.88%(d)	1.48%(d)	1.24%(d)	6%
Year Ended 3/31/24	19.07%		48,328	0.88%	1.23%	1.82%	38%
Period Ended 3/31/23(e)	4.10	%(c)	32,321	0.88%(d)	0.94%(d)	2.22%(d)	2%
Class R6
Six Months Ended 9/30/24 (Unaudited)	11.54	%(c)	$ 1,382	0.88%(d)	1.49%(d)	1.42%(d)	6%
Year Ended 3/31/24	18.99%		1,239	0.88%	1.21%	2.03%	38%
Period Ended 3/31/23(e)	4.10	%(c)	1,041	0.88%(d)	1.31%(d)	3.10%(d)	2%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 15, 2022 (commencement of operations) through March 31, 2023.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/24 (Unaudited)	$ 8.21	0.13		0.75	0.88	—	—	—	$9.09
Year Ended 3/31/24	7.72	0.14		0.64	0.78	(0.29)	—	(0.29)	8.21
Period Ended 3/31/23(b)	8.62	0.12		(0.50)	(0.38)	—	(0.52)	(0.52)	7.72
Class I
Six Months Ended 9/30/24 (Unaudited)	$ 8.22	0.14		0.76	0.90	—	—	—	$9.12
Year Ended 3/31/24	7.73	0.16		0.65	0.81	(0.32)	—	(0.32)	8.22
Year Ended 3/31/23	8.81	0.22		(0.78)	(0.56)	—	(0.52)	(0.52)	7.73
Year Ended 3/31/22	11.22	0.15		(1.30)	(1.15)	(0.18)	(1.08)	(1.26)	8.81
Year Ended 3/31/21	6.42	0.08		4.76	4.84	(0.03)	(0.01)	(0.04)	11.22
Year Ended 3/31/20	8.74	0.33	(c)	(2.31)	(1.98)	(0.34)	—	(0.34)	6.42
Class R6
Six Months Ended 9/30/24 (Unaudited)	$ 7.88	0.18		0.67	0.85	—	—	—	$8.73
Year Ended 3/31/24	7.41	0.16		0.63	0.79	(0.32)	—	(0.32)	7.88
Year Ended 3/31/23	8.46	0.22		(0.75)	(0.53)	—	(0.52)	(0.52)	7.41
Year Ended 3/31/22	10.90	0.19		(1.29)	(1.10)	(0.26)	(1.08)	(1.34)	8.46
Year Ended 3/31/21	6.42	0.12		4.68	4.80	(0.31)	(0.01)	(0.32)	10.90
Year Ended 3/31/20	8.74	0.34	(c)	(2.31)	(1.97)	(0.35)	—	(0.35)	6.42

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from April 19, 2022 (commencement of operations) through March 31, 2023.

(c)

Net investment income per share and the ratio of net investment income to average net assets include $0.14 and 1.63% for Class I and $0.14 and 1.63% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/24 (Unaudited)	10.72%(c)	$ 17	1.23%(d)(e)	3.06%(d)	23.63%(d)	20%
Year Ended 3/31/24	10.47%	16	1.21%(e)	1.79%	32.28%	44%
Period Ended 3/31/23(f)	(4.16)%(c)	14	1.20%(d)	1.67%(d)	19.67%(d)	44%
Class I
Six Months Ended 9/30/24 (Unaudited)	10.95%(c)	$63,003	0.98%(d)(e)	3.31%(d)	1.46%(d)	20%
Year Ended 3/31/24	10.78%	62,756	0.96%(e)	2.06%	1.33%	44%
Year Ended 3/31/23	(6.10)%	64,106	0.95%	2.86%	1.57%	44%
Year Ended 3/31/22	(10.95)%	72,867	0.95%	1.43%	1.41%	67%
Year Ended 3/31/21	75.61%	40,956	0.95%	0.79%	1.97%	68%
Year Ended 3/31/20	(23.71)%	1,762	0.95%	3.91%(g)	6.68%	71%
Class R6
Six Months Ended 9/30/24 (Unaudited)	10.79%(c)	$ 106	0.88%(d)(h)	4.34%(d)	1.51%(d)	20%
Year Ended 3/31/24	11.00%	2,795	0.89%(e)	2.12%	1.35%	44%
Year Ended 3/31/23	(6.01)%	2,520	0.88%	2.93%	1.62%	44%
Year Ended 3/31/22	(10.84)%	2,681	0.88%	1.74%	1.33%	67%
Year Ended 3/31/21	75.44%	3,006	0.88%	1.36%	3.37%	68%
Year Ended 3/31/20	(23.58)%	1,712	0.88%	3.99%(g)	6.67%	71%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.

FINANCIAL HIGHLIGHTS

RBC Emerging Markets Value Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)  During the periods ended September 30, 2024 and March 31, 2024 the ratios include line of credit interest expense of 0.03% and 0.01%, respectively.

(f) For period from April 19, 2022 (commencement of operations) through March 31, 2023.

(g)  Net investment income per share and the ratio of net investment income to average net assets include $0.14 and 1.63% for Class I and $0.14 and 1.63% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

(h)  Ratios include line of credit interest expense which is less than 0.01%.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/24 (Unaudited)	$19.43	0.09	1.52	—	1.61	—	—	—	$21.04
Year Ended 3/31/24	16.86	0.09	2.58	—	2.67	(0.10)	—	(0.10)	19.43
Year Ended 3/31/23	19.09	0.07	(2.30)	—	(2.23)	—(b)	—	—	16.86
Year Ended 3/31/22	19.39	—(b)	0.64	—	0.64	(0.03)	(0.91)	(0.94)	19.09
Year Ended 3/31/21	12.28	(0.01)	7.51	—(b)	7.50	—	(0.39)	(0.39)	19.39
Period Ended 3/31/20(c)	15.50	0.02	(3.24)	—	(3.22)	—	—	—	12.28
Class I
Six Months Ended 9/30/24 (Unaudited)	$19.47	0.12	1.51	—	1.63	—	—	—	$21.10
Year Ended 3/31/24	16.88	0.14	2.58	—	2.72	(0.13)	—	(0.13)	19.47
Year Ended 3/31/23	19.11	0.11	(2.30)	—	(2.19)	(0.04)	—	(0.04)	16.88
Year Ended 3/31/22	19.41	0.05	0.64	—	0.69	(0.08)	(0.91)	(0.99)	19.11
Year Ended 3/31/21	12.28	0.04	7.53	—	7.57	(0.05)	(0.39)	(0.44)	19.41
Year Ended 3/31/20	14.04	0.20(d)	(1.53)	—	(1.33)	(0.16)	(0.27)	(0.43)	12.28
Class R6
Six Months Ended 9/30/24 (Unaudited)	$19.53	0.12	1.53	—	1.65	—	—	—	$21.18
Year Ended 3/31/24	16.94	0.15	2.58	—	2.73	(0.14)	—	(0.14)	19.53
Year Ended 3/31/23	19.17	0.12	(2.30)	—	(2.18)	(0.05)	—	(0.05)	16.94
Year Ended 3/31/22	19.47	0.06	0.63	—	0.69	(0.08)	(0.91)	(0.99)	19.17
Year Ended 3/31/21	12.30	0.06	7.52	—	7.58	(0.02)	(0.39)	(0.41)	19.47
Year Ended 3/31/20	14.08	0.16(d)	(1.48)	—	(1.32)	(0.19)	(0.27)	(0.46)	12.30

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from January 28, 2020 (commencement of operations) through March 31, 2020.
(d)

Net investment income per share and the ratio of net investment income to average net assets include $0.13 and 0.87% for Class I and $0.12 and 0.87% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/24 (Unaudited)	8.29	%(c)	$49	1.00	%(d)	0.91	%(d)	8.78	%(d)	30%
Year Ended 3/31/24	15.88%		45	1.00	%(e)	0.54%		8.52%		43%
Year Ended 3/31/23	(11.66)%		20	1.00%		0.41%		20.49%		38%
Year Ended 3/31/22	2.86%		25	1.00%		(0.01)%		24.16%		44%
Year Ended 3/31/21	61.21%		13	1.02	%(f)	(0.07)%		33.96%		62%
Period Ended 3/31/20(g)	(20.77	)%(c)	8	1.11	%(d)	0.82	%(d)	1.64	%(d)	23%
Class I
Six Months Ended 9/30/24 (Unaudited)	8.37	%(c)	$381,187	0.75	%(d)	1.16	%(d)	0.81	%(d)	30%
Year Ended 3/31/24	16.22%		368,058	0.75	%(e)	0.78%		0.82%		43%
Year Ended 3/31/23	(11.44)%		313,879	0.75%		0.66%		0.84%		38%
Year Ended 3/31/22	3.09%		330,052	0.75%		0.23%		0.81%		44%
Year Ended 3/31/21	61.74%		144,339	0.77	%(f)	0.25%		0.99%		62%
Year Ended 3/31/20	(10.10)%		58,090	0.86%		1.35	%(h)	1.25%		23%
Class R6
Six Months Ended 9/30/24 (Unaudited)	8.45	%(c)	$135,583	0.70	%(d)	1.21	%(d)	0.72	%(d)	30%
Year Ended 3/31/24	16.23%		127,043	0.70	%(e)	0.87%		0.73%		43%
Year Ended 3/31/23	(11.35)%		153,349	0.70%		0.73%		0.73%		38%
Year Ended 3/31/22	3.11%		246,907	0.70%		0.30%		0.72%		44%
Year Ended 3/31/21	61.76%		120,220	0.71	%(f)	0.31%		0.90%		62%
Year Ended 3/31/20	(10.01)%		788	0.81%		1.19	%(h)	5.44%		23%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

FINANCIAL HIGHLIGHTS

RBC Global Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)   Not annualized.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f) Beginning June 18, 2020, the net operating expenses were contractually limited to 1.00%, 0.75% and 0.70% of average daily net assets for Class A and Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2021.

(g)  For the period from January 28, 2020 (commencement of operations) through March 31, 2020.

(h)  Net investment income per share and the ratio of net investment income to average net assets include $0.13 and 0.87% for Class I and $0.12 and 0.87% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Global Equity Leaders Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net		Net Asset
	Beginning	Investment	Gains (Losses)	Investment	Investment	Total	Value, End
	of Period	Income(a)	on Investments	Activities	Income	Distributions	of Period
Class A
Six Months Ended 9/30/24 (Unaudited)	$ 9.73	0.05	0.88	0.93	—	—	$10.66
Year Ended 3/31/24	8.10	0.05	1.64	1.69	(0.06)	(0.06)	9.73
Year Ended 3/31/23	9.03	0.05	(0.93)	(0.88)	(0.05)	(0.05)	8.10
Period Ended 3/31/22(b)	10.00	—(c)	(0.97)	(0.97)	—	—	9.03
Class I
Six Months Ended 9/30/24 (Unaudited)	$ 9.74	0.06	0.88	0.94	—	—	$10.68
Year Ended 3/31/24	8.11	0.08	1.63	1.71	(0.08)	(0.08)	9.74
Year Ended 3/31/23	9.04	0.07	(0.93)	(0.86)	(0.07)	(0.07)	8.11
Period Ended 3/31/22(b)	10.00	0.01	(0.97)	(0.96)	—	—	9.04
Class R6
Six Months Ended 9/30/24 (Unaudited)	$ 9.74	0.06	0.88	0.94	—	—	$10.68
Year Ended 3/31/24	8.11	0.08	1.63	1.71	(0.08)	(0.08)	9.74
Year Ended 3/31/23	9.04	0.08	(0.93)	(0.85)	(0.08)	(0.08)	8.11
Period Ended 3/31/22(b)	10.00	0.01	(0.97)	(0.96)	—	—	9.04

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from December 15, 2021 (commencement of operations) through March 31, 2022.
(c)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC Global Equity Leaders Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/24 (Unaudited)	9.56%(c)	$1,079	1.00%(d)	0.94%(d)	4.90%(d)	29%
Year Ended 3/31/24	20.93%	986	1.00%	0.64%	6.30%	47%
Year Ended 3/31/23	(9.73)%	815	1.00%	0.64%	7.76%	37%
Period Ended 3/31/22(e)	(9.70)%(c)	903	1.00%(d)	0.10%(d)	10.29%(d)	28%
Class I
Six Months Ended 9/30/24 (Unaudited)	9.65%(c)	$3,261	0.75%(d)	1.19%(d)	4.41%(d)	29%
Year Ended 3/31/24	21.20%	2,974	0.75%	0.89%	5.78%	47%
Year Ended 3/31/23	(9.48)%	2,454	0.75%	0.89%	7.24%	37%
Period Ended 3/31/22(e)	(9.60)%(c)	2,712	0.75%(d)	0.36%(d)	9.32%(d)	28%
Class R6
Six Months Ended 9/30/24 (Unaudited)	9.65%(c)	$1,089	0.70%(d)	1.24%(d)	4.64%(d)	29%
Year Ended 3/31/24	21.25%	992	0.70%	0.94%	6.05%	47%
Year Ended 3/31/23	(9.43)%	818	0.70%	0.94%	7.51%	37%
Period Ended 3/31/22(e)	(9.60)%(c)	904	0.70%(d)	0.41%(d)	10.04%(d)	28%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.
(e)	For the period from December 15, 2021 (commencement of operations) through March 31, 2022.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/24 (Unaudited)	$ 9.96	0.14		0.78	—	0.92	—	—	—	$10.88
Year Ended 3/31/24	10.04	0.17		(0.13)	—	0.04	—	(0.12)	(0.12)	9.96
Year Ended 3/31/23	11.56	0.14		(1.15)	—	(1.01)	—	(0.51)	(0.51)	10.04
Year Ended 3/31/22	12.92	0.04		(0.73)	—(b)	(0.69)	(0.31)	(0.36)	(0.67)	11.56
Year Ended 3/31/21	8.41	0.02		5.17	—	5.19	—	(0.68)	(0.68)	12.92
Period Ended 3/31/20(c)	11.03	0.02		(2.64)	—	(2.62)	—	—	—	8.41
Class I
Six Months Ended 9/30/24 (Unaudited)	$10.06	0.18		0.75	—	0.93	—	—	—	$10.99
Year Ended 3/31/24	10.12	0.17		(0.11)	—	0.06	—	(0.12)	(0.12)	10.06
Year Ended 3/31/23	11.62	0.17		(1.16)	—	(0.99)	—	(0.51)	(0.51)	10.12
Year Ended 3/31/22	12.97	0.09		(0.75)	—	(0.66)	(0.33)	(0.36)	(0.69)	11.62
Year Ended 3/31/21	8.41	0.07		5.29	—	5.36	(0.12)	(0.68)	(0.80)	12.97
Year Ended 3/31/20	10.27	0.29	(d)	(1.70)	—	(1.41)	(0.31)	(0.14)	(0.45)	8.41
Class R6
Six Months Ended 9/30/24 (Unaudited)	$10.14	0.27		0.68	—	0.95	—	—	—	$11.09
Year Ended 3/31/24	10.21	0.27		(0.22)	—	0.05	—	(0.12)	(0.12)	10.14
Year Ended 3/31/23	11.70	0.18		(1.16)	—	(0.98)	—	(0.51)	(0.51)	10.21
Year Ended 3/31/22	13.05	0.08		(0.74)	—	(0.66)	(0.33)	(0.36)	(0.69)	11.70
Year Ended 3/31/21	8.46	0.08		5.32	—	5.40	(0.13)	(0.68)	(0.81)	13.05
Year Ended 3/31/20	10.33	0.29	(d)	(1.70)	—	(1.41)	(0.32)	(0.14)	(0.46)	8.46

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from January 28, 2020 (commencement of operations) through March 31, 2020.
(d)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 and 1.58% for Class I and $0.17 and 1.58% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/24 (Unaudited)	9.24%(c)	$ 131	1.11%(d)(e)	2.81%(d)	2.56%(d)	32%
Year Ended 3/31/24	0.49%	637	1.08%(e)	1.75%	1.67%	37%
Year Ended 3/31/23	(8.55)%	140	1.05%	1.45%	4.98%	52%
Year Ended 3/31/22	(5.68)%	108	1.05%	0.29%	6.35%	37%
Year Ended 3/31/21	62.00%	22	1.10%(f)	0.15%	3.67%	37%
Period Ended 3/31/20(g)	(23.75)%(c)	8	1.14%(d)	1.42%(d)	1.38%(d)	45%
Class I
Six Months Ended 9/30/24 (Unaudited)	9.25%(c)	$ 20,112	0.86%(d)(e)	3.46%(d)	1.51%(d)	32%
Year Ended 3/31/24	0.69%	85,318	0.83%(e)	1.71%	1.09%	37%
Year Ended 3/31/23	(8.33)%	129,859	0.80%	1.71%	1.07%	52%
Year Ended 3/31/22	(5.45)%	172,283	0.80%	0.71%	0.98%	37%
Year Ended 3/31/21	63.90%	170,788	0.81%(f)	0.59%	1.11%	37%
Year Ended 3/31/20	(14.68)%	73,562	0.89%	2.76%(h)	1.21%	45%
Class R6
Six Months Ended 9/30/24 (Unaudited)	9.37%(c)	$ 17	0.77%(d)(e)	5.04%(d)	7.34%(d)	32%
Year Ended 3/31/24	0.58%	138	0.78%(e)	2.55%	1.12%	37%
Year Ended 3/31/23	(8.19)%	5,411	0.75%	1.79%	1.00%	52%
Year Ended 3/31/22	(5.47)%	5,862	0.75%	0.68%	1.03%	37%
Year Ended 3/31/21	64.15%	18	0.76%(f)	0.67%	24.83%	37%
Year Ended 3/31/20	(14.74)%	11	0.84%	2.74%(h)	28.05%	45%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

FINANCIAL HIGHLIGHTS

RBC International Opportunities Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)

For the period ended September 30, 2024 the ratios include line of credit interest expense of 0.06% for Class A and Class I and 0.03% for Class R6. For the period ended March 31, 2024 ratios include line of credit interest expense of 0.03% for Class A, Class I and Class R6.

(f)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.05%, 0.80% and 0.75% of average daily net assets for Class A and Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2021.

(g)	For the period from January 28, 2020 (commencement of operations) through March 31, 2020.

(h)

Net investment income per share and the ratio of net investment income to average net assets include $0.17 and 1.58% for Class I and $0.17 and 1.58% for Class R6, respectively, resulting from the special dividend from Naspers LTD/Prosus in September 2019.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net		Net Asset
	Beginning	Investment	Gains (Losses)	Investment	Investment	Total	Value, End
	of Period	Income(a)	on Investments	Activities	Income	Distributions	of Period
Class A
Six Months Ended 9/30/24 (Unaudited)	$11.96	0.13	0.73	0.86	—	—	$12.82
Year Ended 3/31/24	10.44	0.17	1.52	1.69	(0.17)	(0.17)	11.96
Period Ended 3/31/23(b)	10.00	0.05	0.39	0.44	—	—	10.44
Class I
Six Months Ended 9/30/24 (Unaudited)	$11.97	0.15	0.73	0.88	—	—	$12.85
Year Ended 3/31/24	10.45	0.20	1.52	1.72	(0.20)	(0.20)	11.97
Period Ended 3/31/23(b)	10.00	0.06	0.39	0.45	—	—	10.45
Class R6
Six Months Ended 9/30/24 (Unaudited)	$11.98	0.15	0.72	0.87	—	—	$12.85
Year Ended 3/31/24	10.45	0.20	1.53	1.73	(0.20)	(0.20)	11.98
Period Ended 3/31/23(b)	10.00	0.06	0.39	0.45	—	—	10.45

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC International Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/24 (Unaudited)	7.19%(c)	$ 1,315	1.04%(d)	2.15%(d)	1.86%(d)	14%
Year Ended 3/31/24	16.36%	1,226	1.04%	1.58%	2.76%	17%
Period Ended 3/31/23(e)	4.40%(c)	1,044	1.04%(d)	1.80%(d)	3.74%(d)	10%
Class I
Six Months Ended 9/30/24 (Unaudited)	7.35%(c)	$22,890	0.79%(d)	2.40%(d)	1.34%(d)	14%
Year Ended 3/31/24	16.62%	21,334	0.79%	1.83%	2.21%	17%
Period Ended 3/31/23(e)	4.50%(c)	18,283	0.79%(d)	2.05%(d)	2.64%(d)	10%
Class R6
Six Months Ended 9/30/24 (Unaudited)	7.26%(c)	$ 1,964	0.74%(d)	2.45%(d)	1.52%(d)	14%
Year Ended 3/31/24	16.77%	1,830	0.74%	1.88%	2.41%	17%
Period Ended 3/31/23(e)	4.50%(c)	1,567	0.74%(d)	2.10%(d)	3.19%(d)	10%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC International Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/24 (Unaudited)	$11.07	0.08	1.48	1.56	—	—	—	$12.63
Year Ended 3/31/24	10.25	0.11	0.76	0.87	(0.02)	(0.03)	(0.05)	11.07
Period Ended 3/31/23(b)	10.00	—	0.25	0.25	—	—	—	10.25
Class I
Six Months Ended 9/30/24 (Unaudited)	$11.08	0.09	1.49	1.58	—	—	—	$12.66
Year Ended 3/31/24	10.26	0.14	0.76	0.90	(0.05)	(0.03)	(0.08)	11.08
Period Ended 3/31/23(b)	10.00	0.01	0.25	0.26	—	—	—	10.26
Class R6
Six Months Ended 9/30/24 (Unaudited)	$11.08	0.09	1.49	1.58	—	—	—	$12.66
Year Ended 3/31/24	10.26	0.14	0.76	0.90	(0.05)	(0.03)	(0.08)	11.08
Period Ended 3/31/23(b)	10.00	0.01	0.25	0.26	—	—	—	10.26

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC International Small Cap Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/24 (Unaudited)	14.09%(c)	$ 635	1.24%(d)	1.29%(d)	4.36%(d)	26%
Year Ended 3/31/24	8.51%	556	1.24%	1.09%	8.20%	81%
Period Ended 3/31/23(e)	2.50%(c)	513	1.24%(d)	0.13%(d)	10.81%(d)	5%
Class I
Six Months Ended 9/30/24 (Unaudited)	14.26%(c)	$4,463	0.99%(d)	1.54%(d)	3.60%(d)	26%
Year Ended 3/31/24	8.77%	3,905	0.99%	1.34%	7.36%	81%
Period Ended 3/31/23(e)	2.60%(c)	3,591	0.99%(d)	0.38%(d)	9.00%(d)	5%
Class R6
Six Months Ended 9/30/24 (Unaudited)	14.26%(c)	$1,276	0.94%(d)	1.59%(d)	3.81%(d)	26%
Year Ended 3/31/24	8.82%	1,116	0.94%	1.39%	7.61%	81%
Period Ended 3/31/23(e)	2.60%(c)	1,026	0.94%(d)	0.43%(d)	9.65%(d)	5%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 14, 2022 (commencement of operations) through March 31, 2023.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net		Net Asset
	Beginning	Investment	Gains (Losses)	Investment	Investment	Total	Value, End
	of Period	Income(a)	on Investments	Activities	Income	Distributions	of Period
Class A
Six Months Ended 9/30/24 (Unaudited)	$ 7.98	0.11	1.56	1.67	—	—	$9.65
Year Ended 3/31/24	9.35	0.03	(1.32)	(1.29)	(0.08)	(0.08)	7.98
Period Ended 3/31/23(b)	10.00	0.08	(0.65)	(0.57)	(0.08)	(0.08)	9.35
Class I
Six Months Ended 9/30/24 (Unaudited)	$ 7.98	0.12	1.56	1.68	—	—	$9.66
Year Ended 3/31/24	9.36	0.05	(1.33)	(1.28)	(0.10)	(0.10)	7.98
Period Ended 3/31/23(b)	10.00	0.11	(0.66)	(0.55)	(0.09)	(0.09)	9.36
Class R6
Six Months Ended 9/30/24 (Unaudited)	$ 7.98	0.12	1.56	1.68	—	—	$9.66
Year Ended 3/31/24	9.36	0.06	(1.34)	(1.28)	(0.10)	(0.10)	7.98
Period Ended 3/31/23(b)	10.00	0.11	(0.65)	(0.54)	(0.10)	(0.10)	9.36

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from April 11, 2022 (commencement of operations) through March 31, 2023.

FINANCIAL HIGHLIGHTS

RBC China Equity Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate
Class A
Six Months Ended 9/30/24 (Unaudited)	20.93%(c)	$ 491	1.30%(d)	2.60%(d)	7.58%(d)	69%
Year Ended 3/31/24	(13.84)%	406	1.30%	0.39%	7.55%	138%
Period Ended 3/31/23(e)	(5.72)%(c)	471	1.30%(d)	0.91%(d)	8.66%	130%
Class I
Six Months Ended 9/30/24 (Unaudited)	21.05%(c)	$3,458	1.05%(d)	2.85%(d)	6.62%(d)	69%
Year Ended 3/31/24	(13.69)%	2,858	1.05%	0.64%	6.58%	138%
Period Ended 3/31/23(e)	(5.44)%(c)	3,308	1.05%(d)	1.16%(d)	7.48%	130%
Class R6
Six Months Ended 9/30/24 (Unaudited)	21.05%(c)	$ 989	1.00%(d)	2.90%(d)	6.91%(d)	69%
Year Ended 3/31/24	(13.64)%	817	1.00%	0.69%	6.88%	138%
Period Ended 3/31/23(e)	(5.40)%(c)	946	1.00%(d)	1.21%(d)	7.87%	130%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.
(e)	For the period from April 11, 2022 (commencement of operations) through March 31, 2023.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following nine investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)

- RBC Emerging Markets ex-China Equity Fund (“Emerging Markets ex-China Equity Fund”)

- RBC Emerging Markets Value Equity Fund (“Emerging Markets Value Equity Fund”)

- RBC Global Equity Leaders Fund (“Global Equity Leaders Fund”)

- RBC Global Opportunities Fund (“Global Opportunities Fund”)

- RBC International Opportunities Fund (“International Opportunities Fund”)

- RBC International Equity Fund (“International Equity Fund”)

- RBC International Small Cap Equity Fund ( “International Small Cap Equity Fund”)

- RBC China Equity Fund (“China Equity Fund”)

Each Fund offers three share classes: Class A, Class R6 and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or “Sub-Advisor”) serves as the investment sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Many securities markets and exchanges outside of North American and South American time zones close prior to the close of the NYSE; therefore, the closing prices for equity securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. The Funds have procedures in place to fair value foreign equity securities traded in countries outside North American and South American time zones daily in order to take into account, among other things, any significant events occurring after the close of trading in a foreign market. The Funds receive adjusted fair value prices from a designated independent pricing vendor. In general, the vendor utilizes a multi-factor model to consider such information as the issue’s closing price, relevant general and sector indices and currency fluctuations to generate an evaluated adjustment factor for each security and provide an evaluated fair value price. The Funds generally categorize such evaluated fair value prices as Level 2 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

NOTES TO FINANCIAL STATEMENTS

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

The Funds, or their agent, file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value.There were no material level 3 transfers during the period. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as

NOTES TO FINANCIAL STATEMENTS

a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Equity Fund
Assets:
Investments in Securities
Common Stocks
Austria	$—	$28,399,469	$—	$28,399,469
Brazil	184,049,133	—	—	184,049,133
Chile	—	152,111,368	—	152,111,368
China	89,791,924	662,685,552	—	752,477,476
Hong Kong	—	210,721,799	—	210,721,799
India	217,202,064	444,834,655	—	662,036,719
Indonesia	—	123,193,070	—	123,193,070
Korea	—	279,445,056	—	279,445,056
Mexico	130,889,738	—	—	130,889,738
Peru	57,631,706	—	—	57,631,706
Philippines	—	69,936,186	—	69,936,186
Poland	—	25,950,602	—	25,950,602
South Africa	—	125,765,374	—	125,765,374
Taiwan	—	583,706,829	—	583,706,829
Thailand	—	36,558,865	—	36,558,865
United Kingdom	—	115,929,714	—	115,929,714
Preferred Stocks	—	82,323,259	—	82,323,259
Investment Company	14,458,883	—	—	14,458,883

Total Assets	$694,023,448	$2,941,561,798	$—	$3,635,585,246

 NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets ex-China Equity Fund
Assets:
Investments in Securities
Common Stocks
Austria	$—	$211,570	$—	$211,570
Brazil	5,461,356	—	—	5,461,356
Chile	—	2,745,083	—	2,745,083
India	3,495,702	14,484,635	—	17,980,337
Indonesia	—	3,471,501	—	3,471,501
Korea	—	7,482,048	—	7,482,048
Mexico	2,876,316	—	—	2,876,316
Peru	814,365	—	—	814,365
Philippines	—	1,356,999	—	1,356,999
Poland	—	566,564	—	566,564
South Africa	—	2,746,863	—	2,746,863
Taiwan	—	15,374,836	—	15,374,836
Thailand	—	747,724	—	747,724
United Kingdom	—	1,979,490	—	1,979,490
Vietnam	—	647,288	—	647,288
Preferred Stocks	—	1,491,803	—	1,491,803
Investment Company	1,167,030	—	—	1,167,030
Rights/Warrants	—	753	—	753

Total Assets	$13,814,769	$53,307,157	$—	$67,121,926

 NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Markets Value Equity Fund
Assets:
Investments in Securities
Common Stocks
Argentina	$458,604	$—	$—	$458,604
Brazil	3,160,523	—	—	3,160,523
Chile	740,834	1,300,383	—	2,041,217
China	1,151,881	14,831,490	—	15,983,371
Egypt	—	577,973	—	577,973
Greece	—	534,175	—	534,175
Hong Kong	—	536,716	—	536,716
Hungary	—	659,780	—	659,780
India	—	7,420,729	—	7,420,729
Indonesia	—	1,973,366	—	1,973,366
Korea	—	5,109,405	—	5,109,405
Mexico	1,439,181	—	—	1,439,181
Pakistan	—	481,546	—	481,546
Peru	931,995	—	—	931,995
Philippines	—	950,648	—	950,648
Russia	—	—	—	—
Saudi Arabia	—	639,154	—	639,154
South Africa	—	5,539,849	—	5,539,849
Taiwan	—	8,917,682	—	8,917,682
Thailand	—	643,900	—	643,900
Turkey	—	495,332	—	495,332
United Arab Emirates	—	722,831	—	722,831
United Kingdom	—	513,537	—	513,537
United States	558,245	—	—	558,245
Vietnam	—	1,408,013	—	1,408,013
Preferred Stocks	1,121,981	393,340	—	1,515,321
Investment Company	312,819	—	—	312,819

Total Assets	$9,876,063	$53,649,849	$—	$63,525,912

 NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Opportunities Fund
Assets:
Investments in Securities
Common Stocks
Belgium	$—	$18,045,827	$—	$18,045,827
China	—	10,262,892	—	10,262,892
Denmark	—	14,755,985	—	14,755,985
France	—	20,283,902	—	20,283,902
Hong Kong	—	17,022,296	—	17,022,296
India	—	10,070,453	—	10,070,453
Ireland	11,205,316	—	—	11,205,316
Japan	—	7,926,676	—	7,926,676
Luxembourg	—	4,329,984	—	4,329,984
Switzerland	—	14,235,122	—	14,235,122
Taiwan	19,781,013	—	—	19,781,013
United Kingdom	—	43,383,431	—	43,383,431
United States	315,083,467	—	—	315,083,467
Zambia	4,499,704	—	—	4,499,704
Investment Company	5,189,198	—	—	5,189,198

Total Assets	$355,758,698	$160,316,568	$—	$516,075,266

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Global Equity Leaders Fund
Assets:
Investments in Securities
Common Stocks
Belgium	$—	$187,536	$—	$187,536
China	—	127,965	—	127,965
Denmark	—	228,564	—	228,564
France	—	219,086	—	219,086
Hong Kong	—	182,945	—	182,945
India	101,490	—	—	101,490
Ireland	133,616	—	—	133,616
Japan	—	91,129	—	91,129
Singapore	—	220,419	—	220,419
Switzerland	—	147,708	—	147,708
Taiwan	192,079	—	—	192,079
United Kingdom	—	120,266	—	120,266
United States	3,432,439	—	—	3,432,439
Investment Company	65,972	—	—	65,972

Total Assets	$3,925,596	$1,525,618	$—	$5,451,214

 NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Opportunities Fund
Assets:
Investments in Securities
Common Stocks
Australia	$—	$492,583	$—	$492,583
Austria	—	629,361	—	629,361
Belgium	—	637,955	—	637,955
China	—	465,665	—	465,665
Denmark	—	1,114,355	—	1,114,355
France	—	1,759,889	—	1,759,889
Germany	—	159,989	—	159,989
Hong Kong	—	1,044,450	—	1,044,450
India	—	941,507	—	941,507
Italy	—	394,843	—	394,843
Japan	—	3,000,004	—	3,000,004
Luxembourg	—	330,003	—	330,003
Netherlands	—	757,663	—	757,663
Singapore	—	822,360	—	822,360
South Africa	—	899,722	—	899,722
Spain	—	285,649	—	285,649
Switzerland	—	936,011	—	936,011
Taiwan	1,305,651	—	—	1,305,651
Thailand	—	441,821	—	441,821
United Kingdom	—	3,077,440	—	3,077,440
Zambia	193,515	—	—	193,515
Investment Company	17,587	—	—	17,587

Total Assets	$1,516,753	$18,191,270	$—	$19,708,023

 NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
International Equity Fund
Assets:
Investments in Securities
Common Stocks
Australia	$—	$2,041,501	$—	$2,041,501
China	—	412,830	—	412,830
Denmark	—	1,360,460	—	1,360,460
Finland	—	340,801	—	340,801
France	—	2,780,299	—	2,780,299
Germany	—	634,591	—	634,591
Hong Kong	—	345,821	—	345,821
Ireland	379,060	690,461	—	1,069,521
Japan	—	5,510,606	—	5,510,606
Netherlands	—	2,133,453	—	2,133,453
Norway	—	455,906	—	455,906
Singapore	—	195,454	—	195,454
Spain	—	647,515	—	647,515
Sweden	—	873,007	—	873,007
Switzerland	—	1,483,330	—	1,483,330
Taiwan	—	704,884	—	704,884
United Kingdom	200,813	4,403,508	—	4,604,321
Investment Company	521,769	—	—	521,769

Total Assets	$1,101,642	$25,014,427	$—	$26,116,069

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
International Small Cap Equity Fund
Assets:
Investments in Securities
Common Stocks
Australia	$—	$232,579	$—		$232,579
Belgium	—	227,593	—		227,593
Denmark	—	174,471	—		174,471
France	—	271,248	—		271,248
Germany	—	352,208	—		352,208
India	78,101	429,406	—		507,507
Indonesia	—	180,513	—		180,513
Japan	—	1,303,429	—		1,303,429
New Zealand	—	127,613	—		127,613
Norway	—	436,007	—		436,007
Philippines	—	144,720	—		144,720
Spain	—	133,774	—		133,774
Sweden	—	585,103	—		585,103
Switzerland	—	68,583	—		68,583
Taiwan	—	353,282	—		353,282
Thailand	104,034	—	—		104,034
United Kingdom	—	872,111	—		872,111
United States	—	91,633	—		91,633
Vietnam	—	128,883	—		128,883
Investment Company	189,190	—	—		189,190

Total Assets	$371,325	$6,113,156	$—		$6,484,481

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
China Equity Fund
Assets:
Investments in Securities
Common Stocks
China	$800,951	$3,903,799	$ —(a	)	$4,704,750
Hong Kong	57,390	7,464	—		64,854
Japan	—	18,383	—		18,383
Korea	—	23,154	—		23,154
South Africa	—	105,251	—		105,251
Taiwan	—	20,148	—		20,148

Total Assets	$858,341	$4,078,199	$—		$4,936,540

(a) Includes securities fair valued at zero.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

NOTES TO FINANCIAL STATEMENTS

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended September 30, 2024.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value			Value
	March 31, 2024	Purchases	Sales	September 30, 2024	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund—Institutional Class 1
Emerging Markets Equity Fund	$20,914,210	$461,326,732	$(467,782,059)	$14,458,883	$1,025,655
Emerging Markets ex-China Equity Fund	882,533	10,264,809	(9,980,312)	1,167,030	26,941
Emerging Markets Value Equity Fund	4,220	8,678,365	(8,369,766)	312,819	11,678
Global Opportunities Fund	12,420,270	53,575,887	(60,806,959)	5,189,198	127,519
Global Equity Leaders Fund	79,175	491,524	(504,727)	65,972	1,576
International Opportunities Fund	1,312,424	10,812,310	(12,107,147)	17,587	10,356
International Equity Fund	512,570	1,885,692	(1,876,493)	521,769	9,917
International Small Cap Equity Fund	104,826	1,004,688	(920,324)	189,190	3,437

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex- dividend date. In certain foreign markets where declaration of a dividend follows the ex-dividend date, the dividend will be recorded when the Fund is notified of the declaration date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment

NOTES TO FINANCIAL STATEMENTS

transactions are calculated based on the cost of the specific security (also known as identified cost basis). Realized gains and losses from investment transactions and the net change in unrealized appreciation/(depreciation) relating to movements in foreign currency exchange rates are reported as realized gains and losses on foreign currency transactions and net change in unrealized appreciation/(depreciation) on foreign currency, respectively, in the statements of operations. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. These differences are primarily due to differing book and tax treatments in the timing and/or treatment of the recognition of net investment income or gain and losses, including foreign currency gains and losses, foreign taxes and passive foreign investment companies (PFICs).

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into investment advisory agreements with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Emerging Markets Equity Fund	0.80%

NOTES TO FINANCIAL STATEMENTS

Emerging Markets ex-China Equity Fund	0.80%
Emerging Markets Value Equity Fund	0.80%
Global Opportunities Fund	0.65%
Global Equity Leaders Fund	0.65%
International Opportunities Fund	0.70%
International Equity Fund	0.69%
International Small Cap Equity Fund	0.89%
China Equity Fund	0.80%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A, Class I and Class R6 shares of each Fund to the following levels:

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Markets Equity Fund	1.13%	0.88%	0.88%
Emerging Markets ex-China Equity Fund	1.13%	0.88%	0.88%
Emerging Markets Value Equity Fund	1.20%	0.95%	0.88%
Global Opportunities Fund	1.00%	0.75%	0.70%
Global Equity Leaders Fund	1.00%	0.75%	0.70%
International Opportunities Fund	1.05%	0.80%	0.75%
International Equity Fund	1.04%	0.79%	0.74%
International Small Cap Equity Fund	1.24%	0.99%	0.94%
China Equity Fund	1.30%	1.05%	1.00%

This expense limitation agreement is in place until July 31, 2026 (September 30, 2026 for Emerging Markets Equity Fund) and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At September 30, 2024, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 3/31/22	FYE 3/31/23	FYE 3/31/24	FYE 3/31/25	Total
Emerging Markets Equity Fund	$2,450,984	$4,061,290	$3,578,821	$1,889,727	$11,980,822
Emerging Markets ex-China Equity Fund	N/A	119,799	359,650	103,610	583,059
Emerging Markets Value Equity Fund	187,483	412,064	250,824	145,921	996,292
Global Opportunities Fund	142,541	326,481	276,198	123,496	868,716
Global Equity Leaders Fund	119,121	263,924	222,983	96,320	702,348
International Opportunities Fund	167,436	376,370	285,119	163,576	992,501
International Equity Fund	N/A	115,555	315,777	73,105	504,437
International Small Cap Equity Fund	N/A	121,993	329,322	79,613	530,928
China Equity Fund	N/A	300,454	238,289	121,941	660,684

NOTES TO FINANCIAL STATEMENTS

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended September 30, 2024, the amount waived was $35,247, $915, $379, $4,182, $52, $367, $320, $110 and $0 for the Emerging Markets Equity Fund, Emerging Markets ex- China Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund, Global Equity Leaders Fund, International Opportunities Fund, International Equity Fund, International Small Cap Equity Fund and China Equity Fund respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

The Funds are sub-advised by RBC GAM-UK, which is a wholly-owned subsidiary of Royal Bank of Canada, which is the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. The Bank of New York Mellon Investment Servicing (US) Inc. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $92,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in ”Trustees’ fees“.

The table below shows, as of September 30, 2024, each Fund’s net assets, the shares of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Markets ex-China Equity Fund	$67,302,426	1,531,416	30.8%
Emerging Markets Value Equity Fund	$63,125,546	13,419	0.2%
Global Opportunities Fund	$516,819,397	692	0.0%
Global Equity Leaders Fund	$5,429,276	508,724	100.0%
International Opportunities Fund	$20,260,471	2,596	0.1%
International Equity Fund	$26,168,867	2,036,058	100.0%
International Small Cap Equity Fund	$6,373,611	503,527	100.0%
China Equity Fund	$4,938,038	511,229	100.0%

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended September 30, 2024, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended September 30, 2024.

For the period ended September 30, 2024, the Distributor received commissions of $1,147 front-end sales charges of Class A shares, of the Funds, of which $1,089 was paid to affiliated broker-dealers.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2024 were as follows:

	Purchases	Sales

Emerging Markets Equity Fund	$536,657,937	$175,297,988
Emerging Markets ex-China Equity Fund	13,768,935	3,416,093
Emerging Markets Value Equity Fund	11,900,091	20,241,813
Global Opportunities Fund	146,835,744	156,078,566
Global Equity Leaders Fund	1,530,152	1,489,531
International Opportunities Fund	15,419,517	83,757,896
International Equity Fund	3,891,033	3,530,466
International Small Cap Equity Fund	1,544,756	1,502,581
China Equity Fund	3,090,557	2,923,819

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	Emerging Markets Equity Fund		Emerging Markets ex-China Equity Fund

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$21,773,545	$36,053,135	$7,352,152	$—
Distributions reinvested	—	1,412,527	—	10,672
Cost of shares redeemed	(107,571,001)	(41,601,323)	(2)	—

Change in Class A	$(85,797,456)	$(4,135,661)	$7,352,150	$10,672

Class I
Proceeds from shares issued	$409,720,165	$858,535,496	$3,614,442	$10,189,491
Distributions reinvested	—	31,249,399	—	743,424
Cost of shares redeemed	(199,405,315)	(253,325,459)	(43,411)	(468,337)

Change in Class I	$210,314,850	$636,459,436	$3,571,031	$10,464,578

Class R6
Proceeds from shares issued	$163,254,753	$111,147,952	$—	$—
Distributions reinvested	—	2,792,267	—	24,019
Cost of shares redeemed	(22,096,652)	(105,132,881)	—	—

Change in Class R6	$141,158,101	$8,807,338	$—	$24,019

Change in net assets resulting from capital transactions	$265,675,495	$641,131,113	$10,923,181	$10,499,269

SHARE TRANSACTIONS:
Class A
Issued	1,680,142	3,023,206	551,964	—
Reinvested	—	118,203	—	940
Redeemed	(8,087,676)	(3,501,971)	—	—

Change in Class A	(6,407,534)	(360,562)	551,964	940

Class I
Issued	30,596,525	70,644,896	288,721	853,713
Reinvested	—	2,574,085	—	65,500
Redeemed	(14,980,709)	(20,816,066)	(3,360)	(41,334)

Change in Class I	15,615,816	52,402,915	285,361	877,879

Class R6

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Equity Fund		Emerging Markets ex-China Equity Fund

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Issued	11,955,985	9,058,395	—	—
Reinvested	—	228,874	—	2,116
Redeemed	(1,635,108)	(8,574,504)	—	—

Change in Class R6	10,320,877	712,765	—	2,116

Change in shares resulting from capital transactions	19,529,159	52,755,118	837,325	880,935

NOTES TO FINANCIAL STATEMENTS

	Emerging Markets Value Equity Fund		Global Opportunities Fund

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$—	$24,897
Distributions reinvested	—	539	—	237
Cost of shares redeemed	—	—	—	(6,709)

Change in Class A	$—	$539	$—	$18,425

Class I
Proceeds from shares issued	$3,544,121	$12,750,210	$4,088,519	$44,040,673
Distributions reinvested	—	2,454,185	—	2,280,622
Cost of shares redeemed	(9,643,237)	(20,505,087)	(20,980,332)	(41,690,491)

Change in Class I	$(6,099,116)	$(5,300,692)	$(16,891,813)	$4,630,804

Class R6
Proceeds from shares issued	$—	$—	$5,678,517	$14,606,095
Distributions reinvested	—	107,997	—	998,852
Cost of shares redeemed	(2,858,902)	—	(7,795,420)	(59,851,574)

Change in Class R6	$(2,858,902)	$107,997	$(2,116,903)	$(44,246,627)

Change in net assets resulting from capital transactions	$(8,958,018)	$(5,192,156)	$(19,008,716)	$(39,597,398)

SHARE TRANSACTIONS:
Class A
Issued	—	—	—	1,477
Reinvested	—	71	—	14
Redeemed	—	—	—	(365)

Change in Class A	—	71	—	1,126

Class I
Issued	421,050	1,633,491	205,703	2,590,988
Reinvested	—	324,199	—	130,695
Redeemed	(1,141,282)	(2,618,828)	(1,049,779)	(2,406,528)

Change in Class I	(720,232)	(661,138)	(844,076)	315,155

Class R6
Issued	—	—	282,554	850,537
Reinvested	—	14,897	—	57,045
Redeemed	(342,795)	—	(385,151)	(3,455,962)

Change in Class R6	(342,795)	14,897	(102,597)	(2,548,380)

Change in shares resulting from capital transactions	(1,063,027)	(646,170)	(946,673)	(2,232,099)

NOTES TO FINANCIAL STATEMENTS

	Global Equity Leaders Fund		International Opportunities Fund

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$2,747	$2,222,167
Distributions reinvested	—	5,846	—	8,179
Cost of shares redeemed	—	—	(529,760)	(1,629,528)

Change in Class A	$—	$5,846	$(527,013)	$600,818

Class I
Proceeds from shares issued	$—	$—	$1,082,356	$13,601,158
Distributions reinvested	—	23,924	—	737,559
Cost of shares redeemed	—	—	(70,623,310)	(57,533,498)

Change in Class I	$—	$23,924	$(69,540,954)	$(43,194,781)

Class R6
Proceeds from shares issued	$—	$—	$—	$448,725
Distributions reinvested	—	8,403	—	2,537
Cost of shares redeemed	—	—	(125,527)	(5,558,018)

Change in Class R6	$—	$8,403	$(125,527)	$(5,106,756)

Change in net assets resulting from capital transactions	$—	$38,173	$(70,193,494)	$(47,700,719)

SHARE TRANSACTIONS:
Class A
Issued	—	—	271	216,859
Reinvested	—	676	—	858
Redeemed	—	—	(52,172)	(167,704)

Change in Class A	—	676	(51,901)	50,013

Class I
Issued	—	—	104,192	1,400,627
Reinvested	—	2,765	—	76,669
Redeemed	—	—	(6,755,582)	(5,826,095)

Change in Class I	—	2,765	(6,651,390)	(4,348,799)

Class R6
Issued	—	—	—	43,516
Reinvested	—	972	—	262
Redeemed	—	—	(12,068)	(560,229)

Change in Class R6	—	972	(12,068)	(516,451)

Change in shares resulting from capital transactions	—	4,413	(6,715,359)	(4,815,237)

NOTES TO FINANCIAL STATEMENTS

	International Equity Fund		International Small Cap Equity Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$900	$10,992	$—	$—
Distributions reinvested	—	17,201	—	2,481
Cost of shares redeemed	(90)	—	—	—

Change in Class A	$810	$28,193	$—	$2,481

Class I
Distributions reinvested	$—	$347,078	$—	$26,334

Change in Class I	$—	$347,078	$—	$26,334

Class R6
Distributions reinvested	$—	$30,540	$—	$8,037

Change in Class R6	$—	$30,540	$—	$8,037

Change in net assets resulting from capital transactions	$810	$405,811	$—	$36,852

SHARE TRANSACTIONS:

Class A
Issued	74	919	—	—
Reinvested	—	1,572	—	238
Redeemed	(7)	—	—	—

Change in Class A	67	2,491	—	238

Class I
Reinvested	—	31,697	—	2,520

Change in Class I	—	31,697	—	2,520

Class R6
Reinvested	—	2,789	—	769

Change in Class R6	—	2,789	—	769

Change in shares resulting from capital transactions	67	36,977	—	3,527

NOTES TO FINANCIAL STATEMENTS

	China Equity Fund

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
CAPITAL TRANSACTIONS:
Class A
Distributions reinvested	$—	$3,812

Change in Class A	$—	$3,812

Class I
Distributions reinvested	$—	$34,635

Change in Class I	$—	$34,635

Class R6
Distributions reinvested	$—	$10,352

Change in Class R6	$—	$10,352

Change in net assets resulting from capital transactions	$—	$48,799

SHARE TRANSACTIONS:
Class A
Reinvested	—	480

Change in Class A	—	480

Class I
Reinvested	—	4,368

Change in Class I	—	4,368

Class R6
Reinvested	—	1,305

Change in Class R6	—	1,305

Change in shares resulting from capital transactions	—	6,153

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS

As of September 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Markets Equity Fund	$3,250,800,607	$517,690,825	$(132,906,186)	$384,784,639
Emerging Markets ex-China Equity Fund	55,286,206	12,833,921	(998,201)	11,835,720
Emerging Markets Value Equity Fund	57,404,422	10,344,679	(4,223,189)	6,121,490
Global Opportunities Fund	430,775,295	99,635,203	(14,335,232)	85,299,971
Global Equity Leaders Fund	4,483,372	1,046,859	(79,017)	967,842
International Opportunities Fund	18,058,876	2,082,953	(433,806)	1,649,147
International Equity Fund	21,224,514	5,560,284	(668,729)	4,891,555
International Small Cap Equity Fund	5,197,373	1,524,903	(237,795)	1,287,108
China Equity Fund	4,330,508	685,267	(79,235)	606,032

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the tax deferral of losses on wash sales and passive foreign investment company mark-to-market adjustment.

The tax character of distributions during the year ended March 31, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Markets Equity Fund	$41,320,215	$—	$41,320,215	$41,320,215
Emerging Markets ex-China Equity Fund	805,115	—	805,115	805,115
Emerging Markets Value Equity Fund	2,563,151	—	2,563,151	2,563,151
Global Opportunities Fund	3,611,963	—	3,611,963	3,611,963
Global Equity Leaders Fund	38,172	—	38,172	38,172
International Opportunities Fund	87	1,179,124	1,179,211	1,179,211
International Equity Fund	394,819	—	394,819	394,819
International Small Cap Equity Fund	36,852	—	36,852	36,852
China Equity Fund	48,799	—	48,799	48,799

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2025.

As of March 31, 2024, the Emerging Markets Equity Fund, Emerging Markets Value Equity Fund, Global Opportunities Fund, Global Equity Leaders Fund, International Opportunities Fund and China Equity Fund had a short-term capital loss carryforward of $9,006,004, $2,092,816, $24,701,887, $430,602, $987,911 and $546,732 and a long-term capital loss carryforward of $5,257,778, $7,210,162, $44,107,535, $436,430, $8,187,471 and 171,824 respectively and International Equity Fund and International Small Cap Equity Fund had a short-term capital loss carryforward of $34,262 and $143,963 respectively available to offset future realized capital gains in accordance with the

NOTES TO FINANCIAL STATEMENTS

Regulated Investment Company Modernization Act of 2010. Emerging Markets Value Equity Fund’s amount includes losses in connection with an ownership change, therefore utilization of capital loss carryover is subject to annual limitations. These capital loss carryforwards are not subject to expiration.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. There were no deferred qualified late-year ordinary losses respectively which will be treated as arising on the first business day of the fiscal year ending March 31, 2024.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

9. Line of Credit

Emerging Markets Equity Fund, Emerging Markets Value Equity Fund, Emerging Markets ex-China Equity Fund, International Opportunities Fund and Global Opportunities Fund (“Participating Funds”) are participants in a single uncommitted, unsecured $60,000,000 line of credit with The Bank of New York Mellon, the Funds’ custodian, to be used to fund shareholder redemptions requests and for other short-term temporary or emergency general business purposes. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Participating Fund participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $60,000,000 at any particular time. There were no borrowings outstanding as of September 30, 2024. During the six months ended September 30, 2024, the Funds borrowed under the line of credit as follows:

	Average Loan Balance	Interest Expense	Weighted Average Interest Rate
Emerging Markets Value Equity Fund	$654,930	$8,620	6.69%
International Opportunities Fund	$1,036,986	$15,967	6.67%

10. Significant Risks

Shareholder concentration risk:

As of September 30, 2024, the following Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Markets Equity Fund	1	11.6%
Emerging Markets ex-China Equity Fund	2	65.4%
Emerging Markets Value Equity Fund	1	29.8%
Global Opportunities Fund	1	18.2%
International Opportunities Fund	2	75.2%

NOTES TO FINANCIAL STATEMENTS

In addition, two unaffiliated shareholders owned in aggregate 37.1% of Global Opportunities Fund and two unaffiliated shareholders owned in aggregate 63.1% of Emerging Markets Value Equity Fund as of September 30, 2024. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

In response to political and military actions undertaken by Russia, the U.S., European Union and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of September 30, 2024, none of the Funds’ investments were in violation of such sanctions.

Industry and sector focus risk

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

Emerging Markets Risk

The securities markets of most emerging market countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, auditing, financial and other reporting requirements as the securities markets of more developed countries. In addition, a Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in emerging market countries. These risks are not normally associated with investments in more developed countries.

Foreign Risk

Foreign securities may be subject to risk of loss because of less foreign government regulation, less public information and less economic, political, environmental and social stability in these countries. Loss may also result from the imposition of exchange controls, confiscation of assets and property and other government restrictions, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short

NOTES TO FINANCIAL STATEMENTS

periods of time. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Currency Risk

Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars.

Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Funds may be exposed to currency exchange risk where the assets and income are denominated in foreign currencies. Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand in the currency exchange markets and relative merits of investment in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates can also be affected unpredictably by intervention (or failure to intervene) by governments or central banks, or by currency controls or political developments. Such events may prevent or restrict a Fund’s ability to enter into foreign currency transactions, force a Fund to exit a foreign currency transaction at a disadvantageous time or price, or result in penalties for the Fund, any of which may result in a loss to the Fund.

China Risk

Investing in securities economically tied to China may subject a Fund to a higher degree of risk of loss than investing in other countries or groups of countries because of the risks associated with, among other things, adverse securities markets, negative foreign currency rate fluctuations and social, political, regulatory, economic or environmental instabilities and natural disasters. The economy, industries, and securities and currency markets of China are particularly vulnerable to the region’s dependence on exports and international trade and increasing competition from Asia’s other low cost emerging economies. Political, diplomatic, or regional conflicts, including the imposition of tariffs or other trade barriers by the U.S. or foreign governments on exports from China, may also have an adverse impact on Chinese issuers. In addition, currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries have had, and may continue to have, negative effects on the economies and securities markets of Greater China. The government of the People’s Republic of China (“PRC”) exercises significant regulatory control over the economy in Mainland China, and may at any time alter or discontinue economic reforms. Taiwan and Hong Kong do not exercise the same level of control over their economies as does the PRC with respect to Mainland China, but changes to their political and economic relationships with the PRC could adversely impact a Fund’s investments in Taiwan and Hong Kong.

11. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that, other than as noted below, there were no subsequent events requiring recognition or disclosure in the financial statements.

As disclosed in a supplement to the Fund’s prospectus on October 31, 2024, the Board approved the liquidation and dissolution of International Opportunities Fund on or about February 4, 2025. Effective on or about November 7, 2024, the Fund will suspend purchases and exchanges into the Fund for new investors, and effective on or about January 28, 2025, the Fund will suspend all purchases and exchanges into the Fund other than through dividend reinvestment.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreement

In September 2024, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement with the Advisor and sub-advisory agreement with the Sub-Advisor (the investment advisory and sub-advisory agreements, collectively, being the “Agreement”) for each Fund for an additional year.

As part of their review of the Agreement, the Trustees requested and considered information regarding the services performed by the Advisor and Sub-Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year; information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered; and their experience with the management and portfolio management teams over the years. The information included material provided by the Advisor and Sub-Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company, providing comparative fee and expense information and comparative performance information for the Funds vs. funds in the same category and funds in more tailored peer groups. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Sub-Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature and quality of the services provided to the Funds by the Advisor and Sub-Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks as well as their respective Morningstar categories and peer groups. For certain Funds, the Board also reviewed comparative information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies. The Board noted that five of the Funds, the China Equity Fund, the Emerging Markets ex-China Fund, the Global Equity Leaders Fund, the International Equity Fund and the International Small Cap Equity Fund, had only one full year of performance data available, but that each of these Funds had outperformed the median performance of each of its respective Morningstar categories and custom peer groups for that 1 year period as well as outperforming their respective benchmark indices. The Board also noted that each of the Emerging Markets Equity and Emerging Markets Value Equity Funds outperformed the median performance of their respective peer groups for the 1, 3 and 5 year periods, with the Emerging Markets Value Equity Fund also outperforming the median performance of its Morningstar category and its benchmark index for each of these periods, while the Emerging Markets Equity Portfolio underperformed the median performance of its Morningstar category for the 1 and 5 year periods and outperformed that measure for the 3 year period as well as underperforming its benchmark index for the 1 year period, outperforming it for the 3 year period and performing in line with it for the 5 year period. Additionally, the Board was informed that each of the Global Opportunities Fund and the International Opportunities Fund underperformed the median performance of both their respective peer groups and Morningstar categories as well as their respective benchmarks for the 1, 3 and 5 year periods. With regard to the Global Opportunities and International Opportunities Funds, which have significantly underperformed benchmarks, the Board met with the investment team in recent quarters and learned that stock selection had been the main driver of underperformance and was satisfied that the team was continuing to analyze the situation/causes and remained confident in the investment process.

In considering the nature and quality of services provided to the Funds, the Trustees considered the Sub-Advisor’s strong research and fundamental analysis capabilities and specialized expertise in the area of global, international and emerging market investing and its significant expertise with regard to evaluating environmental, social and governance (ESG) factors. The Trustees also viewed favorably the initiative to institute portfolio engineering risk analytics as part of the investment process. The Trustees

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

also considered the Advisor’s and Sub-Advisor’s operational and compliance structure and systems, and the Advisor’s expertise in coordinating the investment management and related operations of the Funds. The Trustees continued to have confidence in the Advisor and Sub-Advisor and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

The Trustees reviewed advisory fee and expense information for each Fund compared to similarly situated funds, including information regarding other client accounts advised or sub-advised by the Advisor and Sub-Advisor with similar investment strategies and the reasons for any differences in fees. The Trustees considered, and viewed favorably, the arrangements to subsidize Fund expenses at competitive levels through expense limitation agreements, noting that the subsidies were borne by the Advisor in all cases and supported by the Sub-Advisor in the case of the China Equity and Global Equity Leaders Funds. The Trustees evaluated profitability data for the Advisor and considered information regarding other benefits the Advisor and its affiliates derived from their relationships with the Funds, including soft dollars and other fall-out benefits. The Trustees noted that the advisory fees and expense ratios were competitive, that all of the Funds’ total net expenses were lower than the median of their respective peer groups, and that the advisory fees and expense ratios appeared to be fair and reasonable in light of the level and quality of the services provided under all the circumstances and were within the range of what might have been negotiated at arms’ length.

Based upon their review, the Trustees concluded that the nature and quality of the services provided by both the Advisor and Sub-Advisor were of a high quality and that it was in the interests of the Funds and their shareholders for the Trustees to approve the Agreement and expense limitation arrangement for each Fund for an additional year. In arriving at their collective decision to approve the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2024.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-EM SAR 09-24

Financial Statements and Other Important Information For the six months ended September 30, 2024 RBC BlueBay Short Duration Fixed Income Fund RBC BlueBay Ultra-Short Fixed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund

September 30, 2024 (Unaudited)

Principal Amount		Value

Corporate Bonds — 56.8%
Basic Materials — 2.0%
$500,000	FMC Corp., 5.15%, 5/18/26	$504,919
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(a)	96,511
100,000	Nutrien Ltd., 5.90%, 11/7/24	100,037
100,000	Nutrien Ltd., 5.95%, 11/7/25	101,568
535,000	Solvay Finance America LLC, 5.65%, 6/4/29(a)	557,032

		1,360,067

Communications — 1.2%
540,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.10%, 6/1/29	559,014
250,000	Rogers Communications, Inc., 2.95%, 3/15/25	247,670

		806,684

Consumer, Cyclical — 5.5%
515,000	Aptiv Plc / Aptiv Global Financing DAC, 4.65%, 9/13/29	512,876
500,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26(a)	504,640
300,000	Daimler Truck Finance North America LLC, 5.20%, 1/17/25(a)	300,000
165,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	164,408
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.06%, 2/26/27(b)	264,831
400,000	Hyundai Capital America, 5.30%, 3/19/27(a)	408,319
250,000	Volkswagen Group of America Finance LLC, 3.95%, 6/6/25(a)	248,147
605,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(a)	608,822
500,000	Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(a)	514,334
250,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	250,025

		3,776,402

Consumer, Non-cyclical — 7.8%
375,000	Amgen, Inc., 5.15%, 3/2/28	386,291
475,000	CVS Health Corp., 5.00%, 2/20/26	478,229
200,000	Elevance Health, Inc., 4.90%, 2/8/26	200,008
250,000	EMD Finance LLC, 3.25%, 3/19/25(a)	247,655
475,000	GE HealthCare Technologies, Inc., 5.55%, 11/15/24	475,087
550,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	555,929
225,000	Global Payments, Inc., 1.50%, 11/15/24	223,877
525,000	Haleon UK Capital Plc, 3.13%, 3/24/25	520,437
525,000	HCA, Inc., 5.20%, 6/1/28	538,402
350,000	HCA, Inc., 5.38%, 2/1/25	350,105
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(a)	244,596
200,000	Kroger Co. (The), 4.70%, 8/15/26	201,435

1

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2024 (Unaudited)

Principal Amount		Value
$ 480,000	Royalty Pharma Plc, 5.15%, 9/2/29	$492,220
415,000	Solventum Corp., 5.45%, 2/25/27(a)	423,602

		5,337,873

Energy — 5.1%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	95,838
450,000	Columbia Pipelines Holding Co. LLC, 6.06%, 8/15/26(a)	461,033
400,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	379,762
500,000	Enbridge, Inc., 2.50%, 1/15/25	496,017
540,000	Energy Transfer LP, 5.25%, 7/1/29	556,656
500,000	Enterprise Products Operating LLC, 5.05%, 1/10/26	505,854
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	118,805
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	248,923
600,000	TransCanada PipeLines Ltd., 6.20%, 3/9/26	600,311

		3,463,199

Financial — 27.0%
255,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 9/10/29	255,222
1,000,000	American Express Co., 6.34%, 10/30/26(c)	1,019,949
250,000	Athene Global Funding, 1.61%, 6/29/26(a)	237,994
125,000	Athene Global Funding, 1.73%, 10/2/26(a)	118,406
250,000	Bank of America Corp., 5.08%, 1/20/27(c)	252,094
510,000	Barclays Plc, 5.30%, 8/9/26(c)	511,841
235,000	Capital One Financial Corp., 2.64%, 3/3/26(c)	232,374
390,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.03%, 3/3/27(b)	391,911
170,000	Citigroup, Inc., 1.28%, 11/3/25(c)	169,337
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 5.72%, 6/9/27(b)	349,766
620,000	Citizens Financial Group, Inc., 5.84%, 1/23/30(c)	644,956
170,000	Comerica, Inc., 5.98%, 1/30/30(c)	175,212
500,000	Credit Agricole SA, 5.34%, 1/10/30(a),(c)	514,729
275,000	Crown Castle, Inc., REIT, 1.35%, 7/15/25	267,895
475,000	Deutsche Bank AG, 4.16%, 5/13/25	473,238
570,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	582,173
200,000	DNB Bank ASA, 1.54%, 5/25/27(a),(c)	190,838
425,000	Fifth Third Bank NA, 5.85%, 10/27/25(c)	425,056
300,000	GA Global Funding Trust, 2.25%, 1/6/27(a)	285,699
450,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	454,055
455,000	Huntington National Bank (The), 5.70%, 11/18/25(c)	455,011
175,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	177,956
1,000,000	JPMorgan Chase & Co., 6.07%, 10/22/27(c)	1,036,150
425,000	KeyBank NA, 4.15%, 8/8/25	421,997
510,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	509,361
200,000	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(a)	208,252
425,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	424,564
760,000	Met Tower Global Funding, 4.00%, 10/1/27(a)	759,154
650,000	Mitsubishi UFJ Financial Group, Inc., 5.72%, 2/20/26(c)	651,642

2

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2024 (Unaudited)

Principal Amount		Value
$ 150,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	$149,551
465,000	Morgan Stanley, 5.05%, 1/28/27(c)	469,446
425,000	Nasdaq, Inc., 5.65%, 6/28/25	427,798
700,000	New York Life Global Funding, 3.90%, 10/1/27(a)	698,448
350,000	Nomura Holdings, Inc., 5.10%, 7/3/25	350,553
1,000,000	PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27(c)	1,045,084
250,000	Societe Generale SA, (SOFR RATE + 1.050%), 6.27%, 1/21/26(a),(b)	250,291
750,000	Truist Bank, 1.50%, 3/10/25	738,862
500,000	Truist Financial Corp., MTN, 7.16%, 10/30/29(c)	548,356
600,000	UBS Group AG, 4.49%, 5/12/26(a),(c)	598,287
110,000	VICI Properties LP, REIT, 4.38%, 5/15/25	109,402
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	412,073
360,000	Wells Fargo & Co., GMTN, 3.91%, 4/25/26(c)	357,739

		18,352,722

Industrial — 0.8%
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	285,241
250,000	Trane Technologies Financing Ltd., 3.55%, 11/1/24	249,591

		534,832

Technology — 5.0%
1,000,000	Hewlett Packard Enterprise Co., 6.10%, 4/1/26	1,000,000
260,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	247,216
525,000	Micron Technology, Inc., 5.38%, 4/15/28	540,900
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	98,643
500,000	Oracle Corp., 3.25%, 11/15/27	486,762
295,000	Oracle Corp., 5.80%, 11/10/25	299,614
300,000	Qorvo, Inc., 1.75%, 12/15/24	297,596
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	190,126
225,000	Western Digital Corp., 4.75%, 2/15/26	223,655

		3,384,512

Utilities — 2.4%
275,000	Ameren Corp., 1.95%, 3/15/27	260,618
250,000	CenterPoint Energy, Inc., (TBA), 1.45%, 6/1/26	238,459
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(a)	242,152
260,000	NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	262,727
300,000	System Energy Resources, Inc., 6.00%, 4/15/28	314,531
310,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	308,855

		1,627,342

Total Corporate Bonds		38,643,633

(Cost $38,373,492)

Asset Backed Securities — 26.9%
112,551	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	113,286

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2024 (Unaudited)

Principal Amount		Value
$380,000	Carmax Auto Owner Trust, Series 2022-4, Class C, 6.49%, 7/17/28	$393,932
365,000	Carmax Auto Owner Trust, Series 2022-4, Class D, 8.08%, 4/16/29	388,020
500,000	Carmax Auto Owner Trust, Series 2023-3, Class D, 6.44%, 12/16/30	516,940
525,000	Carmax Auto Owner Trust, Series 2024-3, Class C, 5.28%, 3/15/30	536,526
230,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94%, 12/15/26	224,995
600,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.50%, 1/18/28	578,463
100,000	CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, 7/15/27	96,067
133,502	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	131,160
136,767	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	131,570
168,321	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	162,794
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	508,808
500,000	Dell Equipment Finance Trust, Series 2024-1, Class C, 5.73%, 3/22/30(a)	511,538
750,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30(a)	762,387
100,000	Dext ABS LLC, Series 2023-1, Class D, 8.82%, 3/15/33(a)	106,494
499,092	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	488,545
135,724	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	135,803
750,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 6/15/29	767,874
550,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	563,141
475,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class C, 6.85%, 1/16/29	492,426
300,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	307,294
525,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	533,424
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	169,515
596,000	Ford Credit Auto Owner Trust, Series 2018-1, Class C, 3.49%, 7/15/31(a)	592,605
596,000	Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31(a)	589,756
845,000	Ford Credit Auto Owner Trust, Series 2021-2, Class D, 2.60%, 5/15/34(a)	799,029
580,000	Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.83%, 8/15/28	569,331

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2024 (Unaudited)

Principal Amount		Value
$ 600,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.51%, 1/20/27	$602,904
522,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27	509,824
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	1,012,546
700,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(a)	715,683
575,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(a)	593,533
375,000	Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29(a)	381,354
570,000	Retained Vantage Data Centers Issuer LLC, Series 2024-1A, Class B, 5.78%, 9/15/49(a),(d)	570,000
364,170	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	357,748
475,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class C, 6.04%, 12/15/31	489,910
505,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.16%, 12/17/29	517,595
440,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	447,018
562,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/32(a)	559,716
221,949	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	223,664
152,832	VSE VOI Mortgage LLC, Series 2018-A, Class C, 4.02%, 2/20/36(a)	152,649

Total Asset Backed Securities		18,305,867

(Cost $18,096,971)

Collateralized Mortgage Obligations — 2.6%
250,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.78%, 3/25/42(a),(b)	262,793
128,412	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, (SOFR30A + 2.000%), 7.28%, 3/25/42(a),(b)	129,906
110,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.38%, 3/25/42(a),(b)	114,377
300,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 7.08%, 2/25/44(a),(b)	302,409
316,000	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, (SOFR30A + 1.700%), 6.98%, 7/25/44(a),(b)	315,880
128,168	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (SOFR30A + 2.000%), 7.28%, 4/25/42(a),(b)	129,477
92,352	Freddie Mac STACR REMIC Trust, Series 2023-DNA1, Class M1A, (SOFR30A + 2.100%), 7.36%, 3/25/43(a),(b)	93,449

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2024 (Unaudited)

Principal Amount		Value

$ 384,704	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.28%, 5/25/43(a),(b)	$388,234

Total Collateralized Mortgage Obligations		1,736,525

(Cost $1,709,954)

U.S. Treasury Obligations — 2.2%
U.S. Treasury Bill — 2.2%
1,500,000	U.S. Treasury Bill- When Issued, 5.04%, 10/1/24(e)	1,499,803

Total U.S. Treasury Obligations		1,499,803

(Cost $1,500,000)

U.S. Government Agency Backed Mortgages — 0.4%

Fannie Mae — 0.4%
252,159	Pool #CB7160, 6.50%, 9/1/53	259,924
1,241	Series 2001-70, Class OF, (SOFR30A + 1.064%), 6.35%, 10/25/31(b)	1,250
984	Series 2009-87, Class FX, (SOFR30A + 0.864%), 6.15%, 11/25/39(b)	987

		262,161

Freddie Mac — 0.0%
1,000	Series 2448, Class FT, (SOFR30A + 1.114%), 6.46%, 3/15/32(b)	1,008
1,049	Series 2488, Class FQ, (SOFR30A + 1.114%), 6.46%, 3/15/32(b)	1,060
111	Series 3770, Class FP, (SOFR30A + 0.614%), 5.96%, 11/15/40(b)	111

		2,179

Total U.S. Government Agency Backed Mortgages		264,340

(Cost $261,823)

Commercial Paper — 7.6%
1,000,000	Alimentation Couche-Tard, Inc., 4.97%, 10/8/24(f)	998,888
1,050,000	Avangrid, Inc., 4.92%, 10/2/24(d),(f)	1,049,715
1,050,000	HP, Inc., 4.93%, 10/4/24(f)	1,049,426
1,050,000	Keurig Dr Pepper, Inc., 4.87%, 10/2/24(f)	1,049,713
1,050,000	Public Service Enterprise Group Incorporated, 4.91%, 10/2/24(f)	1,049,713

Total Commercial Paper		5,197,455

(Cost $5,198,176)

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value

Investment Company — 4.6%
3,118,960	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(g)	$3,118,960

Total Investment Company		3,118,960

(Cost $3,118,960)

Total Investments		$68,766,583
(Cost $68,259,376)(h) — 101.1%

Liabilities in excess of other assets — (1.1)%		(768,849)

NET ASSETS — 100.0%		$67,997,734

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Floating rate note. Rate shown is as of report date.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(f)	The rate represents effective yield at the time of purchase.

(g)	Affiliated investment.

(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2024:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	110	December 2024	$52,492	USD	$22,906,641	Barclays Capital Group

Total			$52,492

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
5 Year U.S. Treasury Note	24	December 2024	$3,461	USD	$2,637,187	Barclays Capital Group

Total			$3,461

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Short Duration Fixed Income Fund (cont.)

September 30, 2024 (Unaudited)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund

September 30, 2024 (Unaudited)

Principal Amount		Value

Corporate Bonds — 50.1%
Basic Materials — 1.4%
$ 650,000	FMC Corp., 5.15%, 5/18/26	$656,395

Consumer, Cyclical — 6.5%
290,000	BMW US Capital LLC, 4.65%, 8/13/26(a)	292,593
150,000	Daimler Truck Finance North America LLC, 5.13%, 9/25/27(a)	153,249
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.06%, 2/26/27(b)	864,449
300,000	Hyundai Capital America, 5.30%, 3/19/27(a)	306,240
500,000	Toyota Motor Credit Corp., GMTN, 4.55%, 8/7/26	505,355
450,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(a)	452,842
425,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26(a)	429,671

		3,004,399

Consumer, Non-cyclical — 2.1%
500,000	HCA, Inc., 5.38%, 2/1/25	500,150
140,000	Kroger Co. (The), 4.70%, 8/15/26	141,004
320,000	Solventum Corp., 5.45%, 2/25/27(a)	326,633

		967,787

Energy — 1.7%
825,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	783,259

Financial — 33.5%
500,000	Athene Global Funding, (SOFR Index + 0.715%), 6.01%, 1/7/25(a),(b)	500,126
500,000	Bank of America Corp., MTN, 3.38%, 4/2/26(c)	496,008
500,000	Barclays Plc, 5.30%, 8/9/26(c)	501,805
1,305,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.03%, 3/3/27(b)	1,311,395
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 5.72%, 6/9/27(b)	999,331
110,000	Comerica, Inc., 5.98%, 1/30/30(c)	113,373
430,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	439,183
575,000	Fifth Third Bank NA, 5.85%, 10/27/25(c)	575,076
550,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	554,956
500,000	HSBC Holdings Plc, (SOFR RATE + 1.430%), 6.39%, 3/10/26(b)	501,714
500,000	Huntington National Bank (The), 5.70%, 11/18/25(c)	500,012
150,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	152,533
575,000	KeyBank NA, 4.15%, 8/8/25	570,937
1,000,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	998,747
575,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	574,410
515,000	Met Tower Global Funding, 4.00%, 10/1/27(a)	514,427
1,000,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	997,006
475,000	New York Life Global Funding, 3.90%, 10/1/27(a)	473,947
775,000	Nomura Holdings, Inc., 5.10%, 7/3/25	776,224
750,000	Societe Generale SA, (SOFR RATE + 1.050%), 6.27%, 1/21/26(a),(b)	750,874

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2024 (Unaudited)

Principal Amount		Value
$ 750,000	Truist Bank, 1.50%, 3/10/25	$738,862
900,000	UBS Group AG, 4.49%, 5/12/26(a),(c)	897,430
285,000	VICI Properties LP, REIT, 4.38%, 5/15/25	283,450
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,147,918

		15,369,744

Technology — 3.4%
375,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	356,561
500,000	Qorvo, Inc., 1.75%, 12/15/24	495,993
725,000	Western Digital Corp., 4.75%, 2/15/26	720,666

		1,573,220

Utilities — 1.5%
690,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	687,451

Total Corporate Bonds		23,042,255

(Cost $23,043,446)

Asset Backed Securities — 36.2%
111,252	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	109,300
270,707	CarMax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 2/16/27	268,632
200,000	Carmax Select Receivables Trust, Series 2024-A, Class A3, 5.40%, 11/15/28	203,426
200,000	Dell Equipment Finance Trust, Series 2022-2, Class C, 4.74%, 7/22/27(a)	199,584
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	508,808
200,000	Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58%, 3/22/30(a)	201,188
301,780	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(a)	303,185
136,724	DLLAD LLC, Series 2021-1A, Class A3, 0.64%, 9/21/26(a)	134,201
750,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	767,919
250,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class B, 5.57%, 9/15/28	253,747
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class B, 4.48%, 4/16/29	169,678
404,000	Ford Credit Auto Owner Trust, Series 2018-1, Class C, 3.49%, 7/15/31(a)	401,698
404,000	Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31(a)	399,767
500,000	Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.83%, 8/15/28	490,803
500,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.51%, 1/20/27	502,420
500,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	502,449

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2024 (Unaudited)

Principal Amount		Value
$600,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27	$586,004
290,000	Honda Auto Receivables Owner Trust, Series 2022-1, Class A4, 2.04%, 12/15/28	283,872
555,000	Hpefs Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29(a)	560,495
288,000	HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29(a)	286,223
750,000	HPEFS Equipment Trust, Series 2024-1A, Class A2, 5.38%, 5/20/31(a)	751,648
600,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(a)	613,443
750,000	Hyundai Auto Receivables Trust, Series 2020-C, Class C, 1.08%, 12/15/27	736,633
700,000	Hyundai Auto Receivables Trust, Series 2021-A, Class C, 1.33%, 11/15/27	680,446
506,394	Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26(a)	500,183
539,453	LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26(a)	537,141
425,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(a)	438,699
70,882	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27(a)	70,302
250,000	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29(a)	252,361
500,000	MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42(a)	486,582
310,000	Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29(a)	315,252
500,000	Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95%, 1/17/28	503,848
300,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	304,785
139,020	SBNA Auto Receivables Trust, Series 2024-A, Class A2, 5.70%, 3/15/27(a)	139,347
500,000	Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 6/21/27(a)	505,078
313,317	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, 12/21/26(a)	314,363
468,896	Toyota Auto Receivables Owner Trust, Series 2021-A, Class A4, 0.39%, 6/15/26	463,544
201,772	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(a)	203,331
344,920	Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.50%, 12/21/26	345,655
450,000	Volvo Financial Equipment LLC Series, Series 2024-1A, Class A2, 4.56%, 5/17/27(a)	450,133
661,308	World Omni Auto Receivables Trust, Series 2020-C, Class A4, 0.61%, 10/15/26	660,145

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2024 (Unaudited)

Principal Amount		Value
$ 225,000	World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98%, 2/15/30	$228,168

Total Asset Backed Securities		16,634,486

(Cost $16,471,561)

Collateralized Mortgage Obligations — 4.3%
750,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.78%, 3/25/42(a),(b)	788,380
329,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.38%, 3/25/42(a),(b)	342,093
454,650	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.28%, 5/25/43(a),(b)	458,822
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 6.98%, 5/25/44(a),(b)	100,163
300,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(d)	281,803

Total Collateralized Mortgage Obligations		1,971,261

(Cost $1,937,784)

U.S. Treasury Obligations — 2.2%
U.S. Treasury Bill — 2.2%
1,000,000	U.S. Treasury Bill- When Issued, 5.04%, 10/1/24(e)	999,869

Total U.S. Treasury Obligations		999,869

(Cost $1,000,000)

Commercial Paper — 6.1%
700,000	Avangrid, Inc., 4.92%, 10/2/24(f),(g)	699,809
700,000	HP, Inc., 4.93%, 10/4/24(g)	699,617
700,000	Keurig Dr Pepper, Inc., 4.87%, 10/2/24(g)	699,809
700,000	Public Service Enterprise Group Incorporated, 4.91%, 10/2/24(g)	699,809

Total Commercial Paper		2,799,044

(Cost $2,799,427)

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2024 (Unaudited)

Shares		Value
Investment Company — 4.0%
1,832,186	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(h)	$1,832,186

Total Investment Company		1,832,186

(Cost $1,832,186)

Total Investments		$47,279,101
(Cost $47,084,404)(i) — 102.9%

Liabilities in excess of other assets — (2.9)%		(1,320,749)

NET ASSETS — 100.0%		$45,958,352

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Floating rate note. Rate shown is as of report date.
(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(f)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(g)	The rate represents effective yield at the time of purchase.
(h)	Affiliated investment.
(i)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of September 30, 2024:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse

2 Year U.S. Treasury Note	12	December 2024	$(5,579)	USD	$2,498,906	Barclays Capital Group

5 Year U.S. Treasury Note	16	December 2024	(1,922)	USD	1,758,125	Barclays Capital Group

Total			$(7,501)

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Ultra-Short Fixed Income Fund (cont.)

September 30, 2024 (Unaudited)

Abbreviations used are defined below:

GMTN - Global Medium Term Note

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

USD - United States Dollar

See Notes to the Financial Statements.

14

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

September 30, 2024 (Unaudited)

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $65,140,416 and $45,252,218, respectively)	$65,647,623	$45,446,915
Affiliated investments (cost $3,118,960 and $1,832,186, respectively)	3,118,960	1,832,186
Cash at broker for financial futures contracts	176,000	164,730
Interest and dividend receivable	513,588	226,651
Receivable from advisor	4,116	8,788
Receivable for capital shares issued	4,000	60,000
Unrealized appreciation on futures contracts	55,953	—
Prepaid expenses and other assets	8,908	12,483

Total Assets	69,529,148	47,751,753

Liabilities:
Cash overdraft	—	1
Professional fees payable	2,347	2,347
Distributions payable	3,714	1,104
Payable for capital shares redeemed	8,878	730,357
Payable for investments purchased	1,459,397	989,592
Unrealized depreciation on futures contracts	—	7,501
Accrued expenses and other payables:
Accounting fees	4,805	4,647
Audit fees	20,493	20,592
Trustees’ fees	24	358
Distribution fees	—	460
Custodian fees	651	369
Shareholder reports	1,760	17,214
Transfer agent fees	12,826	6,674
Other	16,519	12,185

Total Liabilities	1,531,414	1,793,401

Net Assets	$67,997,734	$45,958,352

Net Assets Consists of:
Capital	$68,383,260	$49,263,156
Accumulated earnings	(385,526)	(3,304,804)

Net Assets	$67,997,734	$45,958,352

15

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

September 30, 2024 (Unaudited)

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Net Assets
Class A	$448,169		$12,820,865
Class I	67,549,565		33,137,487

Total	$67,997,734		$45,958,352

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	45,550		1,275,661
Class I	6,874,219		3,301,342

Total	6,919,769		4,577,003

Net Asset Values and Redemption Prices Per Share:
Class A	$9.84		$10.05

Class I	$9.83		$10.04

Maximum Offering Price Per Share:
Class A	$9.99	$	N/A

Maximum Sales Charge - Class A	1.50%		N/A

See Notes to the Financial Statements.

16

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended September 30, 2024 (Unaudited)

	RBC BlueBay Short Duration Fixed Income Fund	RBC BlueBay Ultra-Short Fixed Income Fund
Investment Income:
Interest income	$1,562,684	$1,251,260
Dividend income - affiliated	66,139	55,558

Total Investment Income	1,628,823	1,306,818
Expenses:
Investment advisory fees	99,410	59,244
Distribution fees–Class A	220	6,905
Accounting fees	29,075	21,345
Audit fees	20,570	20,582
Custodian fees	1,299	870
Insurance fees	1,695	1,695
Legal fees	1,144	1,420
Registrations and filing fees	22,331	24,147
Shareholder reports	17,662	28,813
Transfer agent fees–Class A	1,870	3,300
Transfer agent fees–Class I	40,807	15,136
Trustees’ fees and expenses	1,195	880
Tax expense	2,346	2,346
Other fees	2,514	2,666

Total expenses before fee waiver/reimbursement	242,138	189,349
Advisor	(128,134)	(112,215)

Net expenses	114,004	77,134

Net Investment Income	1,514,819	1,229,684

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	19,724	(20,714)
Futures contracts	100,002	(45,870)

Net realized gains/(losses)	119,726	(66,584)
Net change in unrealized appreciation/(depreciation) on:
Investments	914,210	500,059
Futures contracts	82,447	(1,154)

Net unrealized gains	996,657	498,905

Change in net assets resulting from operations	$2,631,202	$1,662,005

See Notes to the Financial Statements.

17

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Short Duration Fixed Income Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$1,514,819	$2,520,921
Net realized gains/(losses) from investments and futures contracts	119,726	(476,555)
Net change in unrealized appreciation on investments and futures contracts	996,657	1,556,060

Change in net assets resulting from operations	2,631,202	3,600,426

Distributions to Shareholders:
Class A	(9,846)	(17,568)
Class I	(1,503,309)	(2,500,942)

Change in net assets resulting from shareholder distributions	(1,513,155)	(2,518,510)

Capital Transactions: (Note 6)
Proceeds from shares issued	871,180	3,286,973
Distributions reinvested	1,491,672	2,475,196
Cost of shares redeemed	(407,616)	(1,394,911)

Change in net assets resulting from capital transactions	1,955,236	4,367,258

Net increase in net assets	3,073,283	5,449,174
Net Assets:
Beginning of period	64,924,451	59,475,277

End of period	$67,997,734	$64,924,451

Share Transactions:
Issued	89,891	345,479
Reinvested	153,679	258,844
Redeemed	(41,927)	(146,273)

Change in shares resulting from capital transactions	201,643	458,050

See Notes to the Financial Statements.

18

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
From Investment Activities
Operations:
Net investment income	$1,229,684	$2,950,704
Net realized losses from investments and futures contracts	(66,584)	(1,383,502)
Net change in unrealized appreciation on investments and futures contracts	498,905	3,725,921

Change in net assets resulting from operations	1,662,005	5,293,123

Distributions to Shareholders:
Class A	(315,608)	(613,024)
Class I	(880,357)	(2,343,409)

Change in net assets resulting from shareholder distributions	(1,195,965)	(2,956,433)

Capital Transactions: (Note 6)
Proceeds from shares issued	11,995,516	24,660,387
Distributions reinvested	1,185,907	2,911,167
Cost of shares redeemed	(19,713,877)	(57,476,962)

Change in net assets resulting from capital transactions	(6,532,454)	(29,905,408)

Net decrease in net assets	(6,066,414)	(27,568,718)
Net Assets:
Beginning of period	52,024,766	79,593,484

End of period	$45,958,352	$52,024,766

Share Transactions:
Issued	1,202,962	2,511,485
Reinvested	118,683	298,473
Redeemed	(1,973,862)	(5,887,797)

Change in shares resulting from capital transactions	(652,217)	(3,077,839)

See Notes to the Financial Statements.

19

FINANCIAL HIGHLIGHTS

RBC BlueBay Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/24 (Unaudited)	$ 9.68	0.22	0.16	0.38	(0.22)	—	(0.22)	$ 9.84
Year Ended 3/31/24	9.51	0.38	0.17	0.55	(0.38)	—	(0.38)	9.68
Year Ended 3/31/23	9.69	0.22	(0.18)	0.04	(0.22)	—	(0.22)	9.51
Year Ended 3/31/22	10.18	0.12	(0.41)	(0.29)	(0.13)	(0.07)	(0.20)	9.69
Year Ended 3/31/21	9.98	0.17	0.21	0.38	(0.18)	—	(0.18)	10.18
Year Ended 3/31/20	9.94	0.25	0.04	0.29	(0.25)	—	(0.25)	9.98
Class I
Six Months Ended 9/30/24 (Unaudited)	$ 9.66	0.22	0.17	0.39	(0.22)	—	(0.22)	$ 9.83
Year Ended 3/31/24	9.50	0.39	0.16	0.55	(0.39)	—	(0.39)	9.66
Year Ended 3/31/23	9.68	0.24	(0.19)	0.05	(0.23)	—	(0.23)	9.50
Year Ended 3/31/22	10.16	0.13	(0.40)	(0.27)	(0.14)	(0.07)	(0.21)	9.68
Year Ended 3/31/21	9.98	0.18	0.19	0.37	(0.19)	—	(0.19)	10.16
Year Ended 3/31/20	9.94	0.25	0.05	0.30	(0.26)	—	(0.26)	9.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

20

FINANCIAL HIGHLIGHTS

RBC BlueBay Short Duration Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/24 (Unaudited)	3.95%(c)	$ 448	0.44%(d)	4.47%(d)	1.55%(d)	33%
Year Ended 3/31/24	5.86%	434	0.44%	3.92%	1.59%	33%
Year Ended 3/31/23	0.49%	502	0.45%	2.26%	1.32%	35%
Year Ended 3/31/22	(2.84)%	887	0.45%	1.18%	1.22%	76%
Year Ended 3/31/21	6.45%	419	0.45%	1.70%	1.58%	54%
Year Ended 3/31/20	0.34%	294	0.45%	2.48%	2.07%	33%
Class I
Six Months Ended 9/30/24 (Unaudited)	4.11%(c)	$67,550	0.34%(d)	4.57%(d)	0.73%(d)	33%
Year Ended 3/31/24	5.86%	64,490	0.34%	4.05%	0.80%	33%
Year Ended 3/31/23	0.59%	58,973	0.35%	2.48%	0.79%	35%
Year Ended 3/31/22	(2.66)%	54,469	0.35%	1.30%	0.78%	76%
Year Ended 3/31/21	6.35%	64,179	0.35%	1.79%	0.68%	54%
Year Ended 3/31/20	0.45%	56,016	0.35%	2.53%	0.79%	33%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.

See Notes to the Financial Statements.

21

FINANCIAL HIGHLIGHTS

RBC BlueBay Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 9/30/24 (Unaudited)	$9.96	0.24	0.08	0.32	(0.23)	—	(0.23)	$10.05
Year Ended 3/31/24	9.59	0.43	0.37	0.80	(0.43)	—	(0.43)	9.96
Year Ended 3/31/23	9.73	0.23	(0.08)	0.15	(0.25)	(0.04)	(0.29)	9.59
Year Ended 3/31/22	9.99	0.08	(0.26)	(0.18)	(0.08)	—	(0.08)	9.73
Year Ended 3/31/21	9.58	0.13	0.42	0.55	(0.14)	—	(0.14)	9.99
Year Ended 3/31/20	9.89	0.23	(0.29)	(0.06)	(0.25)	—	(0.25)	9.58
Class I
Six Months Ended 9/30/24 (Unaudited)	$9.95	0.24	0.08	0.32	(0.23)	—	(0.23)	$10.04
Year Ended 3/31/24	9.58	0.44	0.37	0.81	(0.44)	—	(0.44)	9.95
Year Ended 3/31/23	9.72	0.25	(0.09)	0.16	(0.26)	(0.04)	(0.30)	9.58
Year Ended 3/31/22	9.98	0.09	(0.26)	(0.17)	(0.09)	—	(0.09)	9.72
Year Ended 3/31/21	9.57	0.14	0.42	0.56	(0.15)	—	(0.15)	9.98
Year Ended 3/31/20	9.87	0.25	(0.29)	(0.04)	(0.26)	—	(0.26)	9.57

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

22

FINANCIAL HIGHLIGHTS

RBC BlueBay Ultra-Short Fixed Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 9/30/24 (Unaudited)	3.24%(b)	$ 12,821	0.37%(c)	4.72%(c)	0.79%(c)	33%
Year Ended 3/31/24	8.56%	13,353	0.37%	4.41%	0.74%	28%
Year Ended 3/31/23	1.61%	16,565	0.38%	2.34%	0.59%	32%
Year Ended 3/31/22	(1.81)%	46,963	0.38%	0.78%	0.55%	62%
Year Ended 3/31/21	5.78%	16,173	0.38%	1.30%	0.81%	56%
Year Ended 3/31/20	(0.67)%	5,745	0.38%	2.34%	1.07%	93%
Class I
Six Months Ended 9/30/24 (Unaudited)	3.29%(b)	$ 33,137	0.27%(c)	4.81%(c)	0.72%(c)	33%
Year Ended 3/31/24	8.68%	38,672	0.27%	4.51%	0.60%	28%
Year Ended 3/31/23	1.71%	63,028	0.28%	2.57%	0.55%	32%
Year Ended 3/31/22	(1.72)%	102,986	0.28%	0.87%	0.48%	62%
Year Ended 3/31/21	5.89%	79,747	0.28%	1.42%	0.77%	56%
Year Ended 3/31/20	(0.47)%	34,948	0.28%	2.56%	0.99%	93%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.
(c)	Annualized.

See Notes to the Financial Statements.

23

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Short Duration Fixed Income Fund (“Short Duration Fixed Income Fund”)

- RBC BlueBay Ultra-Short Fixed Income Fund (“Ultra-Short Fixed Income Fund”)

The Funds offer Class A (formerly Class F) and Class I shares. Class A shares of Short Duration Fixed Income Fund are offered with a 1.50% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemptions within 12 months of a $500,000 or greater purchase on which no front-end sales charge was paid. Class A shares of Ultra-Short Fixed Income Fund and Class I shares are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Trust’s Board of Trustees (the ”Board“) has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

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NOTES TO FINANCIAL STATEMENTS

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

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NOTES TO FINANCIAL STATEMENTS

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of September 30, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
BlueBay Short Duration Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$38,643,633	$—	$38,643,633
Asset Backed Securities	—	18,305,867	—	18,305,867
Commercial Paper	—	5,197,455	—	5,197,455
Investment Company	3,118,960	—	—	3,118,960
Collateralized Mortgage Obligations	—	1,736,525	—	1,736,525
U.S. Treasury Obligations	—	1,499,803	—	1,499,803
U.S. Government Agency Backed Mortgages	—	264,340	—	264,340
Other Financial Instruments*
Financial futures contracts	55,953	—	—	55,953

Total Assets	$3,174,913	$65,647,623	$—	$68,822,536

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NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
BlueBay Ultra-Short Fixed Income Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$23,042,255	$—	$23,042,255
Asset Backed Securities	—	16,634,486	—	16,634,486
Commercial Paper	—	2,799,044	—	2,799,044
Collateralized Mortgage Obligations	—	1,971,261	—	1,971,261
Investment Company	1,832,186	—	—	1,832,186
U.S. Treasury Obligations	—	999,869	—	999,869

Total Assets	$1,832,186	$45,446,915	$—	$47,279,101

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(7,501)	$—	$—	$(7,501)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds entered into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Notes futures during the period ended September 30, 2024.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount.

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NOTES TO FINANCIAL STATEMENTS

Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at September 30, 2024.

Fair Values of Derivative Financial Instrument as of September 30, 2024(1)

Statement of Assets and Liabilities Location

Asset Derivatives

	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$55,953	$—

Total	$55,953	$—

Liability Derivatives
	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$—	$7,501

Total	$—	$7,501

The effect of derivative instruments on the Statement of Operations during the period ended September 30, 2024 is as follows:

Derivative Instruments Categorized by Risk Exposure	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$100,002	$(45,870)

Total	$100,002	$(45,870)

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NOTES TO FINANCIAL STATEMENTS

Derivative Instruments Categorized by Risk Exposure	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$82,447	$(1,154)

Total	$82,447	$(1,154)

(1) Not considered to be hedging instruments for accounting disclosure purposes.

For the period ended September 30, 2024, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	BlueBay Short Duration Fixed Income Fund	BlueBay Ultra-Short Fixed Income Fund
Futures long position (contracts)	110	—
Futures short position (contracts)	21	30

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

29

NOTES TO FINANCIAL STATEMENTS

	Value			Value
	March 31, 2024	Purchases	Sales	September 30, 2024	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund —Institutional Class 1
BlueBay Short Duration Fixed Income Fund	$164,231	$38,743,686	$(35,788,957)	$3,118,960	$66,139
BlueBay Ultra-Short Fixed Income Fund	—	36,416,734	(34,584,548)	1,832,186	55,558

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Distributions to Shareholders:

The Funds pay out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These ”book/tax“ differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be

30

NOTES TO FINANCIAL STATEMENTS

permanent (e.g., reclassification of paydown gains and losses), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Short Duration Fixed Income Fund	0.30%
Ultra-Short Fixed Income Fund	0.23%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of Class A and Class I shares of each Fund to the following levels. This expense limitation agreement is in place until July 31, 2026.

	Class A	Class I
	Annual Rate	Annual Rate
Short Duration Fixed Income Fund	0.45%	0.35%
Ultra-Short Fixed Income Fund	0.38%	0.28%

The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement as of September 30, 2024 were:

	FYE 3/31/22	FYE 3/31/23	FYE 3/31/24	FYE 3/31/25	Total
BlueBay Short Duration Fixed Income Fund	$ 92,326	$248,956	$283,295	$125,939	$750,516
BlueBay Ultra-Short Fixed Income Fund	145,437	272,270	218,547	110,321	746,575

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to RBC GAM-US indirectly through its investment in an affiliated money market fund. These waivers are voluntary and not subject to recoupment. These amounts are included in expenses waived/reimbursed by Advisor in the Statements of Operations. For the period ended September 30, 2024, the amounts waived were as follows:

Fees Waived
BlueBay Short Duration Fixed Income Fund	$2,195
BlueBay Ultra-Short Fixed Income Fund	1,894

RBC GAM-US serves as co-administrator to the Funds. The Bank of New York Mellon. (”BNY Mellon“) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon

31

NOTES TO FINANCIAL STATEMENTS

receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $92,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500, for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

4. Fund Distribution:

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor for distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The current Plan fee rate for Class A is 0.10%.

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part. For the period ended September 30, 2024, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended period ended September 30, 2024.

For the period ended period ended September 30, 2024, the Distributor received no commissions from front-end sales charges of Class A shares.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended September 30, 2024 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.

BlueBay Short Duration Fixed Income Fund	$19,001,369	$17,477,984	$—	$1,275,051
BlueBay Ultra-Short Fixed Income Fund	13,820,746	12,760,883	100,000	2,373,433

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NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized below:

	BlueBay Short Duration Fixed Income Fund		BlueBay Ultra-Short Fixed Income Fund
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,519	$11,856	$2,420,800	$3,654,492
Distributions reinvested	9,846	17,475	314,795	608,050
Cost of shares redeemed	(5,947)	(104,253)	(3,395,393)	(7,985,157)

Change in Class A	$6,418	$(74,922)	$(659,798)	$(3,722,615)

Class I
Proceeds from shares issued	$868,661	$3,275,117	$9,574,716	$21,005,895
Distributions reinvested	1,481,826	2,457,721	871,112	2,303,117
Cost of shares redeemed	(401,669)	(1,290,658)	(16,318,484)	(49,491,805)

Change in Class I	$1,948,818	$4,442,180	$(5,872,656)	$(26,182,793)

Change in net assets resulting from capital transactions	$1,955,236	$4,367,258	$(6,532,454)	$(29,905,408)

SHARE TRANSACTIONS:
Class A
Issued	261	1,242	242,396	370,175
Reinvested	1,012	1,826	31,473	62,202
Redeemed	(611)	(10,947)	(339,019)	(818,613)

Change in Class A	662	(7,879)	(65,150)	(386,236)

Class I
Issued	89,630	344,237	960,566	2,141,310
Reinvested	152,667	257,018	87,210	236,271
Redeemed	(41,316)	(135,326)	(1,634,843)	(5,069,184)

Change in Class I	200,981	465,929	(587,067)	(2,691,603)

Change in shares resulting from capital transactions	201,643	458,050	(652,217)	(3,077,839)

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the

33

NOTES TO FINANCIAL STATEMENTS

Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of and during the year ended period ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended Period ended September 30, 2024, the Funds did not incur any interest or penalties.

As of September 30, 2024, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BlueBay Short Duration Fixed Income Fund	$68,259,376	$744,944	$(237,737)	$507,207
BlueBay Ultra-Short Fixed Income Fund	47,084,404	340,293	(145,596)	194,697

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable to the mark to market on derivatives.

The tax character of distributions during the year ended March 31, 2024 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
BlueBay Short Duration Fixed Income Fund	$2,524,119	$2,524,119	$2,524,119
BlueBay Ultra-Short Fixed Income Fund	2,958,197	2,958,197	2,958,197

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated March 31, 2025.

During the period ended March 31, 2024, BlueBay Short Duration Fixed Income Fund and BlueBay Ultra-Short Fixed Income Fund utilized $0 and $178,987, respectively, of capital loss carryforwards.

As of March 31, 2024, the Short Duration Fixed Income Fund and the Ultra-Short Fixed Income Fund had a short-term capital loss carryforward of $(243,825) and $(488,350) and a long-term capital loss carryforward of $(859,966) and $(2,976,722) respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. Short Duration Fixed Income Fund and Ultra Short Fixed Income Fund didn’t have any qualified late-year losses this year.

34

NOTES TO FINANCIAL STATEMENTS

8. Line of Credit

The Funds, along with other Funds within the Trust, participate in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 26, 2025. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at September 30, 2024 and there were no borrowings made by the Funds during the period.

9. Significant Risks

Shareholder concentration risk:

As of September 30, 2024, the Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
BlueBay Short Duration Fixed Income Fund	2	90.9%
BlueBay Ultra-Short Fixed Income Fund	1	89.6%

Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Interest Rate Risk:

A Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, a Fund’s yield may also be low. When interest rates increase, securities held by a Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. A Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

Credit Spread Risk:

A Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

35

NOTES TO FINANCIAL STATEMENTS

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

36

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreement

In September 2024, after evaluating the services provided by RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and reviewing the performance, fees, and expenses of the Funds, the RBC Funds Board of Trustees determined to approve the continuation of the investment advisory agreement with the Advisor (the “Agreement”) for each Fund for an additional year.

As part of their review of the Agreement, the Trustees requested and considered information regarding the services performed by the Advisor; the staffing and qualifications of the personnel responsible for operating and managing the Funds; and the Funds’ performance, fees, and expenses. The Trustees considered information provided at regular quarterly Board and Committee meetings throughout the year; information presented at both a special meeting held to review requested material related to the proposed renewals and a regular meeting at which the proposed renewals were considered; and their experience with the portfolio management team over the years. The information included material provided by the Advisor, as well as reports prepared by Broadridge Financial Solutions, Inc., an independent statistical compilation company, providing comparative fee and expense information and comparative performance information for the Funds. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the materials and their responsibilities under relevant laws and regulations.

The Trustees met with representatives from the Advisor’s senior management team, as well as senior investment professionals from the Advisor, to discuss the information and the ongoing management of the Funds. The Trustees reviewed the nature and quality of the services provided to the Funds by the Advisor, including information as to each Fund’s performance relative to appropriate index benchmarks and their respective Morningstar categories as well as information with respect to custom peer groups designed to align more closely with the Funds’ specific investment strategies. The Board was informed of the fact that both Funds had showed performance in the top half of both their peer groups and more customized fund categories, as well as outperforming their respective benchmark indices, for each of the one-, three- and five-year periods.

The Trustees reviewed advisory fee and expense information for each Fund compared to similarly situated funds, including information regarding other client accounts advised or sub-advised by the Advisor with similar investment strategies and the reasons for any differences in fees. The Trustees considered, and viewed favorably, the arrangements to subsidize Fund expenses at competitive levels through expense limitation agreements with the Adviser. The Trustees continued to be satisfied with the Advisor’s approach of providing profitability information so that the Advisor and Trustees could evaluate possible future economies of scale that might warrant contractual advisory fee breakpoints. The Trustees’ considerations included other benefits derived by the Advisor from its relationship with the Funds.

In considering the nature and quality of services provided by the Advisor to the Funds, the Trustees considered the significant depth and experience of the Advisor’s team with regard to management of shorter duration portfolios, and their demonstrated capabilities with respect to research, credit, and fundamental analysis, as well as the Advisor’s operational and compliance structure and systems. The Trustees expressed confidence in the Advisor’s investment team and were satisfied with the nature, extent, and quality of the advisory and other services provided to the Funds.

Based upon their review, the Trustees determined that the advisory fees payable to the Advisor were reasonable and fair in view of the level and quality of the services to be provided by the Advisor under all the circumstances and were within the range of what might have been negotiated at arms’ length. The Trustees approved the Agreement, as well as the continuation of the expense limitation arrangement for each Fund for an additional year. In arriving at their collective decision to approve the Agreements, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

37

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended September 30, 2024.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-FI SAR 09-24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements and Other Important Information filed under Item 7 of this form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)  Not applicable.

(a)(2)  Not applicable.

(a)(3)  Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3)(1)  Not applicable.

(a)(3)(2)  Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer (principal executive officer)

Date December 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date December 3, 2024

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date December 3, 2024

* Print the name and title of each signing officer under his or her signature.